UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-797-2460

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                                    TEMPFUND

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
CERTIFICATES OF DEPOSIT - 26.8%
Domestic - 8.2%
   Harris Trust & Savings Bank (A-1+, P-1)
      2.34%                                                    02/02/05   $300,000   $  300,000,000
   HSBC Bank USA (A-1+, P-1)
      2.21%                                                    02/09/05    288,260      288,260,000
   Wachovia Bank N.A. (A-1, P-1)
      2.55%                                                    03/24/05    303,000      303,000,000
   Washington Mutual Bank FA (A-1, P-1)
      2.30%                                                    02/02/05    550,000      550,000,000
      2.30%                                                    02/02/05    234,000      234,000,000
      2.36%                                                    02/02/05    147,195      147,195,000
   Wells Fargo Bank N.A. (A-1+, P-1)
      2.27%                                                    02/01/05    400,000      400,000,000
                                                                                     ==============
                                                                                      2,222,455,000
                                                                                     --------------
Yankee Dollar - 18.6%
   Banque Nationale de Paribas, New York (A-1+, P-1)
      2.45%                                                    03/22/05    800,000      800,000,000
   Barclays Bank PLC, New York (A-1+, P-1)
      2.45%                                                    03/22/05    500,000      500,000,000
   Calyon, New York (A-1+, P-1)
      2.46%                                                    03/24/05    800,000      800,005,632
   Canadian Imperial Bank of Commerce, New York (A-1, P-1)
      2.48%                                                    11/01/05    300,000      300,000,000
   Credit Suisse First Boston, New York (A-1, P-1)
      2.31%                                                    02/02/05    200,000      200,000,055
      2.31%                                                    02/03/05    500,000      500,000,139
      2.34%                                                    02/07/05    750,000      750,000,000
   Depfa Bank PLC, New York (A-1+, P-1)
      2.49%                                                    11/01/05     78,300       78,300,000
   Eurohypo AG, New York (A-1, P-1)
      2.38%                                                    02/01/05     73,740       73,740,000
      2.34%                                                    02/02/05    115,000      115,000,000
   Natexis Banques Popularies, New York (A-1, P-1)
      2.32%                                                    02/02/05    100,000      100,000,000
   Nordea Bank Finland PLC, New York (A-1, P-1)
      2.28%                                                    02/02/05    125,000      125,000,000
   Svenska Handelsbanken, New York (A-1, P-1)
      2.28%                                                    02/02/05    243,000      243,000,000
      2.28%                                                    02/02/05    400,000      400,000,000
                                                                                     ==============
                                                                                      4,985,045,826
                                                                                     --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $7,207,500,826)                                                              7,207,500,826
                                                                                     --------------
COMMERCIAL PAPER - 31.3%
Asset-Backed Securities - 19.7%
   Amstel Funding Corp. (A-1+, P-1)
      2.45%                                                    03/21/05    231,150      230,394,910
   Barton Capital LLC (A-1+, P-1)
      2.28%                                                    02/02/05     62,618       62,614,034
      2.29%                                                    02/02/05     35,899       35,896,716
      2.30%                                                    02/04/05    118,392      118,369,308
      2.32%                                                    02/04/05    121,220      121,196,564
   Blue Ridge Asset Funding Corp. (A-1, P-1)
      2.28%                                                    02/02/05     50,000       49,996,833
   Brahms Funding Corp. (A-1, P-1)
      2.36%                                                    02/02/05     69,264       69,259,459
   Chariot Funding LLC (A-1, P-1)
      2.41%                                                    02/09/05     75,098       75,057,781
   Concord Minutemen Capital Co. LLC (A-1, P-1)
      2.22%                                                    02/08/05    173,310      173,235,188
      2.47%                                                    02/17/05     58,207       58,143,102
   CRC Funding LLC (A-1+, P-1)
      2.30%                                                    02/01/05   $ 50,000   $   50,000,000
   Crown Point Capital LLC (A-1, P-1)
      2.32%                                                    02/04/05     35,740       35,733,090
      2.22%                                                    02/08/05     78,000       77,966,330
      2.46%                                                    03/16/05     73,312       73,096,585
      2.54%                                                    03/23/05     72,575       72,318,972
   Dakota Notes Program (A-1, P-1)
      2.32%                                                    02/01/05    133,000      133,000,000
      2.36%                                                    02/08/05    190,000      189,912,811
      2.36%                                                    02/09/05    100,000       99,947,556
      2.53%                                                    03/24/05     79,000       78,716,851
   Delaware Funding LLC (A-1+, P-1)
      2.30%                                                    02/01/05     78,057       78,057,000
   Emerald Certificates (A-1+, P-1)
      2.27%                                                    02/03/05     83,580       83,569,460
   Fairway Finance Co. LLC (A-1, P-1)
      2.28%                                                    02/01/05    142,719      142,719,000
   Falcon Asset Securitization Corp. (A-1, P-1)
      2.30%                                                    02/01/05     51,184       51,184,000
      2.33%                                                    02/07/05     96,181       96,143,650
   FCAR Owner Trust Series I (A-1+, P-1)
      2.29%                                                    02/03/05    100,000       99,987,278
   Jupiter Securitization Corp. (A-1, P-1)
      2.30%                                                    02/01/05     51,184       51,184,000
      2.30%                                                    02/02/05     75,960       75,955,147
      2.34%                                                    02/02/05     76,016       76,011,059
   Liberty Street Funding Corp. (A-1, P-1)
      2.40%                                                    02/07/05    200,000      199,920,000
   Mitten GMAC Mortgage Corp. (A-1+, P-1)
      2.35%                                                    02/02/05     83,000       82,994,582
   Mitten RFC (A-1+, P-1)
      2.35%                                                    02/02/05     30,000       29,998,042
   Monument Gardens (A-1, P-1)
      2.33%                                                    02/04/05     30,770       30,764,025
      2.48%                                                    03/21/05     92,010       91,705,754
   Motown Notes (A-1+, P-1)
      2.57%                                                    03/14/05    113,945      113,611,489
      2.57%                                                    03/15/05    100,000       99,700,167
   New Castle Certificates (A-1+, P-1)
      2.47%                                                    03/21/05    200,000      199,341,333
   Nova Notes Program (A-1+, P-1)
      2.35%                                                    02/01/05     51,900       51,900,000
   Park Avenue Receivables (A-1, P-1)
      2.30%                                                    02/02/05     76,231       76,226,130
   Park Granada LLC (A-1+, P-1)
      2.30%                                                    02/01/05    143,705      143,705,000
      2.38%                                                    02/01/05     74,035       74,035,000
   Preferred Receivables Funding Corp. (A-1, P-1)
      2.30%                                                    02/01/05     51,184       51,184,000
   Ranger Funding Co. LLC (A-1+, P-1)
      2.28%                                                    02/02/05    150,000      149,990,500
   Sheffield Receivables Corp. (A-1+, P-1)
      2.30%                                                    02/01/05     71,984       71,984,000
      2.28%                                                    02/02/05     52,380       52,376,683
      2.30%                                                    02/04/05    217,020      216,978,404
      2.32%                                                    02/04/05     78,510       78,494,821
   Silver Tower U.S. Funding LLC (A-1, P-1)
      2.54%                                                    03/24/05    127,383      126,923,731
   Thames Asset Global Securitization (A-1, P-1)
      2.41%                                                    02/07/05    364,488      364,341,597

                                        1

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                              PAR
                                                               MATURITY      (000)          VALUE
                                                               --------   ----------   --------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
   Thunder Bay Funding LLC (A-1, P-1)
      2.30%                                                    02/03/05   $   39,088   $   39,083,005
   Ticonderoga Funding LLC (A-1+, P-1)
      2.29%                                                    02/01/05       77,964       77,964,000
      2.28%                                                    02/02/05      100,242      100,235,651
      2.46%                                                    03/17/05      121,074      120,709,971
   Variable Funding Capital (A-1, P-1)
      2.28%                                                    02/01/05      100,000      100,000,000
                                                                                       ==============
                                                                                        5,303,834,569
                                                                                       --------------
Banks - 10.1%
   Calyon N.A. Inc. (A-1+, P-1)
      2.30%                                                    02/01/05       90,000       89,999,999
   Deutsche Bank Financial LLC (A-1+, P-1)
      2.29%                                                    02/02/05      712,350      712,304,687
      2.30%                                                    02/03/05      800,000      799,897,778
   ING Funding LLC (A-1+, P-1)
      2.28%                                                    02/03/05       60,000       59,992,400
      2.45%                                                    03/21/05       53,000       52,826,867
   UBS Finance, Delaware (A-1+, P-1)
      2.32%                                                    02/07/05    1,000,000      999,614,167
                                                                                       ==============
                                                                                        2,714,635,898
                                                                                       --------------
Insurance Carriers NEC - 0.4%
   Metlife, Inc. (A-1, P-1)
      2.20%                                                    02/04/05      115,361      115,339,850
                                                                                       --------------
Security Brokers & Dealers - 0.5%
   Citigroup Global Markets Holdings (A-1+, P-1)
      2.30%                                                    02/04/05      139,922      139,895,183
                                                                                       --------------
Short-Term Business Credit Institutions - 0.6%
   General Electric Capital Services (A-1+, P-1)
      2.26%                                                    02/02/05      150,000      149,990,583
                                                                                       --------------
TOTAL COMMERCIAL PAPER
   (Cost $8,423,696,083)                                                                8,423,696,083
                                                                                       --------------
MASTER NOTES - 2.7%
Security Brokers & Dealers
   Merrill Lynch Mortgage Capital (A-1, P-1)(b)
      2.60%                                                    02/01/05      289,690      289,690,000
   Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(b)
      2.67%                                                    02/01/05      438,000      438,000,000
                                                                                       ==============
TOTAL MASTER NOTES
   (Cost $727,690,000)                                                                    727,690,000
                                                                                       --------------
VARIABLE RATE OBLIGATIONS - 26.5%
Agency Obligations - 8.2%
   Federal Home Loan Bank Variable Rate Notes
      2.29%(c)                                                 02/03/05      100,000       99,968,942
      2.32%(c)                                                 03/08/05      250,000      249,917,228
      2.34%(c)                                                 03/14/05      328,000      327,879,480
      2.45%(c)                                                 03/21/05      400,000      399,990,746
   Federal Home Loan Mortgage Corp. Variable Rate Notes
      2.16%(c)                                                 02/07/05      400,000      400,045,852
      2.55%(c)                                                 04/07/05      220,000      220,000,000
   Federal National Mortgage Association Variable Rate Notes
      2.23%(c)                                                 02/18/05      295,000      294,996,605
      2.31%(c)                                                 03/07/05      200,000      199,929,239
                                                                                       ==============
                                                                                        2,192,728,092
                                                                                       --------------
Asset-Backed Securities - 1.1%
   Racers XL (A-1, P-1)
      2.52%(c)                                                 02/22/05   $  234,650   $  234,650,000
   SMM Trust Series 2004G (A-1+, P-1)
      2.42%(c)                                                 03/03/05       56,158       56,157,739
                                                                                       ==============
                                                                                          290,807,739
                                                                                       --------------
Banks - 3.4%
   Bank of America N.A. (AA+, Aa1)
      2.30%(c)                                                 02/01/05      307,000      307,000,000
      2.30%(c)                                                 02/01/05      207,700      207,700,000
   Bank of New York Co., Inc. (A+, Aa3)
      2.57%(c)                                                 02/28/05      125,000      125,000,000
   Bank of New York, Inc. (AA-, Aa2)
      2.43%(c)                                                 02/22/05       35,015       35,013,955
   Hayes Brake Holdings LLC (National City Bank N.A. LOC)
      (A-1, P-1)(b)
      2.51%(c)                                                 02/07/05       10,192       10,192,000
   LP Pinewood Spv (Wachovia Bank N.A. LOC) (A-1, P-1)(b)
      2.55%(c)                                                 02/07/05       50,000       50,000,000
   Wells Fargo Bank N.A. (AA, Aaa)
      2.44%(c)                                                 02/02/05      190,000      190,002,324
                                                                                       ==============
                                                                                          924,908,279
                                                                                       --------------
Insurance Carriers NEC - 1.5%
   ASIF Global Financing (AAA, Aaa)
      2.60%(c)                                                 03/02/05       49,000       49,054,878
   MetLife Global Funding I (AA, Aa2)
      2.60%(c)                                                 02/28/05       95,000       95,000,000
      2.71%(c)                                                 04/08/05       10,000       10,002,866
   Travelers Insurance Co. (A-1+, P-1)
      2.64%(c)                                                 04/01/05      250,000      250,000,000
                                                                                       ==============
                                                                                          404,057,744
                                                                                       --------------
Life Insurance - 3.7%
   Hartford Life Insurance Co. (A-1+, P-1)
      2.63%(c)                                                 04/04/05      100,000      100,000,000
   ING Security Life Insurance (AA3, Aa)
      2.47%(c)                                                 02/09/05      150,000      150,000,000
   New York Life Insurance Co. (A-1+, P-1)
      2.55%(c)                                                 03/14/05      350,000      350,000,000
   Transamerica Occidental Life Insurance Co. (A-1+, P-1)
      2.51%(c)                                                 02/01/05      400,000      400,000,000
                                                                                       ==============
                                                                                        1,000,000,000
                                                                                       --------------
Municipal Bonds - 0.1%
   California Housing Finance Agency RB (Taxable Home
      Meeting Project) Series 1998 DN (A-1+, VMIG-1)
      2.40%(c)                                                 02/07/05       36,500       36,500,000
                                                                                       --------------
Personal Credit Institutions - 1.9%
   General Electric Capital Corp. (AAA, Aaa)
      2.30%(c)                                                 02/03/05      130,000      130,001,275
      2.58%(c)                                                 02/17/05      382,000      382,072,369
                                                                                       ==============
                                                                                          512,073,644
                                                                                       --------------
Security Brokers & Dealers - 5.5%
   Goldman Sachs Group, Inc. (A-1, P-1)
      2.53%(c)                                                 02/22/05      333,000      333,000,000
   Lehman Brothers Holdings, Inc. (A-1, P-1)
      2.31%(c)                                                 02/01/05       71,000       71,000,000
      2.56%(c)                                                 02/01/05       72,000       72,000,000
   Merrill Lynch & Co., Inc. (A+, Aa3)

                                        2

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPFUND (CONCLUDED)

JANUARY 31, 2005 (UNAUDITED)

                                                                              PAR
                                                               MATURITY      (000)          VALUE
                                                               --------   ----------   --------------
VARIABLE RATE OBLIGATIONS (Continued)
Security Brokers & Dealers (continued)
      2.58%(c)                                                 02/11/05   $  459,000   $  459,152,651
   Morgan Stanley & Co., Inc. (A+, Aa3)
      2.60%(c)                                                 02/15/05      550,000      550,196,206
                                                                                       ==============
                                                                                        1,485,348,857
                                                                                       --------------
Yankee Dollar - 1.1%
   Barclays Bank PLC, New York (A-1+, P-1)
      2.28%(c)                                                 02/01/05      288,500      288,500,000
                                                                                       --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $7,134,924,355)                                                                7,134,924,355
                                                                                       --------------
TIME DEPOSITS - 1.0%
   Chase Manhattan Bank N.A. (A-1+, P-1)
      2.50%                                                    02/01/05      146,000      146,000,000
   U.S. Bank N.A. (A-1+, P-1)
      2.25%                                                    02/01/05      158,000      158,000,000
                                                                                       ==============
TOTAL TIME DEPOSITS
   (Cost $304,000,000)                                                                    304,000,000
                                                                                       --------------
REPURCHASE AGREEMENTS - 11.4%
Deutsche Bank Securities, Inc.
      2.28%                                                    02/02/05    1,000,000    1,000,000,000
   (Agreement dated 01/04/05 to be repurchased at
      $1,001,836,667, collateralized by $1,384,535,405
      Federal Home Loan Mortgage Corp. Adjustable Rate
      Mortgage Notes and Bonds and Federal National Mortgage
      Association Bonds and Variable Rate Notes 2.82% to
      6.00% due from 04/01/14 to 01/01/35. The market value
      is $1,030,000,000.)
Lehman Brothers, Inc.
      2.50%                                                    02/01/05      350,000      350,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $350,024,306, collateralized by $592,149,942 Federal
      Home Loan Mortgage Corp. Adjustable Rate Mortgage
      Notes and Federal National Mortgage Association
      Variable Rate Notes 3.46% to 6.34% due 06/01/22 to
      01/01/35. The market value of the collateral is
      $360,501,973.)
Morgan Stanley & Co., Inc.
      2.49%                                                    02/01/05      250,000      250,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $250,017,292, collateralized by $371,279,729 Federal
      Home Loan Mortgage Corp. Bonds and Federal National
      Mortgage Association Bonds and Discount Notes 0.00%
      to 8.50% due 07/01/06 to 01/01/35. The market value of
      the collateral is $258,534,707.)
Morgan Stanley & Co., Inc.
      2.50%                                                    02/01/05    1,250,170    1,250,170,000
   (Agreement dated 01/31/05 to be repurchased at
      $1,250,256,817, collateralized by $1,856,651,114
      Federal Home Loan Mortgage Corp. Bonds and Federal
      National Mortgage Association Bonds and Discount Notes
      0.00% to 8.50% due 07/01/06 to 01/01/35. The market
      value of the collateral is $1,292,849,338.)
PNC Bank N.A.
      2.20%                                                    02/01/05       68,900       68,900,000
   (Agreement dated 01/31/05 to be repurchased at
      $68,904,211, collateralized by $220,000,000 Federal
      National Mortgage Association Bonds 2.92% due
      08/15/07. The market value is $220,013,200.)
UBS Securities LLC
      2.52%                                                    02/01/05   $  150,000   $  150,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $150,010,500, collateralized by $256,890,000 Federal
      National Mortgage Association Strips 0.00% due
      01/01/33 to 12/01/33. The market value of the
      collateral is $154,502,521.)
                                                                                       ==============
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,069,070,000)                                                                3,069,070,000
                                                                                       --------------

TOTAL INVESTMENTS IN SECURITIES -  99.7%
   (Cost $26,866,881,264(a))                    26,866,881,264
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%        73,631,916
                                               ---------------
NET ASSETS -  100.0%                           $26,940,513,180
                                               ===============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Ratings reflect those of guarantor.
(c)  Rates shown are the rates as of January 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                        3

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                    TEMPCASH

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
CERTIFICATES OF DEPOSIT - 14.8%
Domestic - 4.7%
   HSBC Bank USA (A-1+, P-1)
      2.21%                                                    02/09/05   $103,740   $  103,740,000
   Wachovia Bank N.A. (A-1, P-1)
      2.55%                                                    03/24/05    101,000      101,000,000
   Washington Mutual Bank FA (A-1, P-1)
      2.30%                                                    02/02/05     50,000       50,000,000
      2.30%                                                    02/02/05     83,000       83,000,000
      2.33%                                                    02/02/05    100,000      100,000,000
      2.36%                                                    02/02/05     52,805       52,805,000
                                                                                     ==============
                                                                                        490,545,000
                                                                                     --------------
Yankee Dollar - 10.1%
   Banque Nationale de Paribas, New York (A-1+, P-1)
      2.45%                                                    03/22/05    200,000      200,000,000
   Calyon, New York (A-1+, P-1)
      2.46%                                                    03/24/05    200,000      200,001,408
   Canadian Imperial Bank of Commerce, New York
      (A-1, P-1)
      2.48%                                                    11/01/05     97,500       97,500,000
   Credit Suisse First Boston, New York (A-1, P-1)
      2.31%                                                    02/02/05    250,000      250,000,069
      2.34%                                                    02/07/05    150,000      150,000,000
   Eurohypo AG, New York (A-1, P-1)
      2.38%                                                    02/01/05     26,260       26,260,000
      2.34%                                                    02/02/05     35,000       35,000,000
   Natexis Banques Popularies, New York (A-1, P-1)
      2.32%                                                    02/02/05     35,000       35,000,000
   Nordea Bank Finland PLC, New York (A-1, P-1)
      2.28%                                                    02/02/05     75,000       75,000,000
                                                                                     ==============
                                                                                      1,068,761,477
                                                                                     --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $1,559,306,477)                                                              1,559,306,477
                                                                                     --------------
COMMERCIAL PAPER - 37.6%
Asset-Backed Securities - 25.3%
   Atomium Funding Corp. (A-1, P-1)
      2.32%                                                    02/04/05     78,175       78,159,886
      2.38%                                                    02/09/05     54,059       54,030,409
   Blue Ridge Asset Funding Corp. (A-1, P-1)
      2.32%                                                    02/07/05    100,000       99,961,333
   Brahms Funding Corp. (A-1, P-1)
      2.36%                                                    02/02/05     24,250       24,248,410
   Cancara Asset Securitization Limited (A-1+, P-1)
      2.30%                                                    02/03/05    100,000       99,987,222
   Check Point Charlie, Inc. (P-1)
      2.36%                                                    02/07/05     40,000       39,984,267
   Cimarron Ltd. (A-1+, P-1)
      2.48%                                                    02/23/05     70,000       69,893,911
   Concord Minutemen Capital Co. LLC (A-1, P-1)
      2.22%                                                    02/08/05     62,375       62,348,075
      2.47%                                                    02/17/05     20,010       19,988,033
   CRC Funding LLC (A-1+, P-1)
      2.30%                                                    02/01/05     60,000       60,000,000
   Crown Point Capital LLC (A-1, P-1)
      2.32%                                                    02/04/05     32,000       31,993,813
      2.32%                                                    02/07/05     24,659       24,649,465
      2.22%                                                    02/08/05     27,375       27,363,183
      2.46%                                                    03/16/05     27,175       27,095,151
      2.54%                                                    03/23/05     23,900       23,815,686
   Dakota Notes Program (A-1, P-1)
      2.32%                                                    02/01/05   $ 48,000   $   48,000,000
      2.36%                                                    02/08/05    100,000       99,954,111
      2.53%                                                    03/24/05     30,000       29,892,475
   Delaware Funding LLC (A-1+, P-1)
      2.30%                                                    02/01/05     12,065       12,065,000
      2.30%                                                    02/02/05     63,182       63,177,963
   Emerald Certificates (A-1+, P-1)
      2.27%                                                    02/03/05     23,620       23,617,021
      2.35%                                                    02/03/05     24,477       24,473,804
   Fairway Finance Co. LLC (A-1, P-1)
      2.34%                                                    02/10/05     47,779       47,751,049
   Falcon Asset Securitization Corp. (A-1, P-1)
      2.30%                                                    02/04/05     51,101       51,091,206
   Jupiter Securitization Corp. (A-1, P-1)
      2.30%                                                    02/02/05     24,040       24,038,464
      2.34%                                                    02/08/05     52,607       52,583,064
   Lockhart Funding LLC (P-1)
      2.32%                                                    02/02/05     85,000       84,994,522
      2.33%                                                    02/03/05     14,750       14,748,091
      2.54%                                                    03/04/05     40,545       40,456,319
   Mitten GMAC Mortgage Corp. (A-1+, P-1)
      2.35%                                                    02/02/05     30,000       29,998,042
   Monument Gardens (A-1, P-1)
      2.33%                                                    02/04/05      9,230        9,228,208
      2.48%                                                    03/21/05     32,990       32,880,913
   Motown Notes (A-1+, P-1)
      2.57%                                                    03/14/05     39,055       38,940,688
      2.57%                                                    03/15/05     50,000       49,850,083
   Newcastle Certificates (A-1+, P-1)
      2.30%                                                    02/02/05     50,000       49,996,807
   Nova Notes Program (A-1+, P-1)
      2.35%                                                    02/01/05     18,170       18,170,000
   Park Avenue Receivables (A-1, P-1)
      2.30%                                                    02/02/05     24,130       24,128,458
   Park Granada LLC (A-1+, P-1)
      2.30%                                                    02/01/05     47,540       47,540,000
      2.38%                                                    02/01/05     25,965       25,965,000
   Scaldis Capital LLC (A-1+, P-1)
      2.33%                                                    02/07/05     85,000       84,966,992
   Sedna Finance, Inc. (A-1+, P-1)
      2.37%                                                    02/10/05     33,000       32,980,449
      2.55%                                                    03/16/05     43,000       42,869,029
   Sheffield Receivables Corp. (A-1+, P-1)
      2.30%                                                    02/04/05     77,260       77,245,192
   Silver Tower U.S. Funding LLC (A-1, P-1)
      2.30%                                                    02/01/05    118,000      118,000,000
      2.32%                                                    02/02/05     45,000       44,997,100
      2.31%                                                    02/04/05    115,000      114,977,862
      2.34%                                                    02/08/05     70,000       69,968,150
      2.35%                                                    02/10/05     90,000       89,947,125
      2.54%                                                    03/24/05     41,755       41,604,456
   Solitaire Funding LLC (A-1+, P-1)
      2.29%                                                    02/02/05     41,000       40,997,392
   Sydney Capital Corp. (A-1+, P-1)
      2.29%                                                    02/01/05     62,330       62,330,000
   Ticonderoga Funding LLC (A-1+, P-1)
      2.29%                                                    02/01/05     22,435       22,435,000

                                        4

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              TEMPCASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
COMMERCIAL PAPER (Continued)
Asset-Backed Securities (continued)
   Variable Funding Capital (A-1, P-1)
      2.32%                                                    02/08/05   $100,000   $   99,954,889
   Victory Receivables Corp. (A-1, P-1)
      2.34%                                                    02/07/05     42,000       41,983,620
                                                                                     ==============
                                                                                      2,672,317,388
                                                                                     --------------
Banks - 8.3%
   Allied Irish Bank N.A. (A-1, P-1)
      2.30%                                                    02/03/05     70,000       69,991,056
   Banco Santander Puerto Rico (A-1, P-1)
      2.30%                                                    02/03/05     92,000       91,988,243
   Dexia Delaware LLC (A-1+, P-1)
      2.30%                                                    02/07/05     60,000       59,977,000
   Foreningssparbanken AB (Swedbank) (A-1, P-1)
      2.28%                                                    02/03/05    150,000      149,980,958
   HBOS Treasury Services PLC (A-1+, P-1)
      2.30%                                                    02/04/05     39,750       39,742,381
   Irish Life & Permanent PLC (A-1, P-1)
      2.45%                                                    03/21/05     50,000       49,836,667
      2.45%                                                    03/22/05    100,000       99,666,528
   Norddeutsche Landesbank (Luxembourg) (A-1, P-1)
      2.46%                                                    03/22/05    100,000       99,665,167
   Sanpaolo IMI U.S. Financial Co. (P-1)
      2.29%                                                    02/03/05    100,000       99,987,278
   Skandinaviska Enskilda Banken AB (A-1, P-1)
      2.29%                                                    02/01/05    100,000      100,000,000
      2.42%                                                    10/27/05     12,100       11,882,012
                                                                                     ==============
                                                                                        872,717,290
                                                                                     --------------
Credit Institutions - 2.4%
   Countrywide Home Loans, Inc. (A-1, P-2)
      2.58%                                                    02/01/05    117,000      117,000,000
      2.60%                                                    02/01/05    137,000      137,000,000
                                                                                     ==============
                                                                                        254,000,000
                                                                                     --------------
Insurance Carriers NEC - 0.4%
   Metlife, Inc. (A-1, P-1)
      2.20%                                                    02/04/05     41,515       41,507,389
                                                                                     --------------
Security Brokers & Dealers - 1.2%
   Goldman Sachs Group, Inc. (A-1, P-1)
      2.36%                                                    02/03/05    125,000      124,983,611
                                                                                     --------------
TOTAL COMMERCIAL PAPER
   (Cost $3,965,525,678)                                                              3,965,525,678
                                                                                     --------------
MASTER NOTES - 3.1%
Security Brokers & Dealers
   Merrill Lynch Mortgage Capital (A-1, P-1)(b)
      2.60%                                                    02/01/05    103,750      103,750,000
   Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(b)
      2.67%                                                    02/01/05    219,000      219,000,000
                                                                                     ==============
TOTAL MASTER NOTES
   (Cost $322,750,000)                                                                  322,750,000
                                                                                     --------------
VARIABLE RATE OBLIGATIONS - 27.5%
Agency Obligations - 1.9%
   Federal Home Loan Mortgage Corp. Variable Rate
      Notes
      2.55%(c)                                                 04/07/05    100,000      100,000,000
   Federal National Mortgage Association Variable
      Rate Notes
      2.23%(c)                                                 02/18/05    100,000       99,998,849
                                                                                     ==============
                                                                                        199,998,849
                                                                                     --------------
Asset-Backed Securities - 2.5%
   Racers XL (A-1, P-1)
      2.52%(c)                                                 02/22/05   $102,655   $  102,655,000
   SMM Trust Series 2004G (A-1+, P-1)
      2.42%(c)                                                 03/03/05     24,547       24,546,601
   Wachovia Asset Securitization, Inc. Series 04-HM1,
      Class A (AAA, Aaa)
      2.52%(c)                                                 02/25/05     70,000       70,000,000
   Wachovia Asset Securitization, Inc. Series 04-HM2,
      Class A (AAA, Aaa)
      2.52%(c)                                                 02/25/05     63,000       63,000,000
                                                                                     ==============
                                                                                        260,201,601
                                                                                     --------------
Banks - 8.3%
   Bank of America N.A. (AA+, Aa1)
      2.30%(c)                                                 02/01/05    206,000      205,999,999
      2.30%(c)                                                 02/01/05     72,210       72,210,000
   Bank of New York, Inc. (AA-, Aa2)
      2.43%(c)                                                 02/22/05     13,920       13,919,585
   Citigroup, Inc. (AA-, Aa1)
      2.28%(c)                                                 02/07/05     90,000       90,001,846
   Green Knight Economic Development Series 2004
      (A-1)
      2.73%(c)                                                 02/07/05      2,590        2,590,000
   HBOS Treasury Services PLC (A-1+, P-1)
      2.55%(c)                                                 03/24/05    150,000      150,000,000
   Laurel Grocery Co. LLC Series 2003 (U.S. Bank N.A.
      LOC) (A-1, P-1)(b)
      2.61%(c)                                                 02/07/05      1,425        1,425,000
   MB & B Holdings LLC (Marshall & Ilsley Bank LOC)
      (A-1, P-1)
      2.63%(c)                                                 02/03/05      7,130        7,130,000
      2.63%(c)                                                 02/03/05      3,885        3,885,000
   Nationwide Building Society (A+, Aa3)
      2.74%(c)                                                 04/22/05    150,000      150,055,657
   North Square Associates LLP (Marshall & Ilsley
      Bank LOC) (A-1, P-1)
      2.63%(c)                                                 02/03/05     15,000       15,000,000
   Oxford Capital Enterprise LLC (National City Bank
      of Cleveland LOC) (A-1, P-1)(b)
      2.61%(c)                                                 02/07/05      4,000        4,000,000
   Park Street Properties I LLC (U.S. Bank LOC) (Aa2)
      2.55%(c)                                                 02/03/05      9,000        9,000,000
   Park Village (Bank One N.A. LOC) (A-1+, P-1)
      2.66%(c)                                                 02/03/05      7,000        7,000,000
   Prospect Aggregates, Inc. (Fulton Bank LOC) (A-1)
      2.73%(c)                                                 02/03/05      9,000        9,000,000
   Shipley Group LP (Fulton Bank LOC) (VMIG-1)(b)
      2.73%(c)                                                 02/07/05     17,480       17,480,000
   Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(b)
      2.63%(c)                                                 02/07/05      1,565        1,565,000
   Wai Enterprises LLC (Federal Home Loan Bank
      Guaranty) (AAA, Aaa)(b)
      2.63%(c)                                                 02/07/05      1,800        1,800,000
   Westpac Banking Corp. (AA-, Aa3)
      2.45%(c)                                                 03/11/05    108,250      108,250,000
                                                                                     ==============
                                                                                        870,312,087
                                                                                     --------------
Insurance Carriers NEC - 0.5%
   ASIF Global Financing (AAA, Aaa)
      2.60%(c)                                                 03/02/05     16,000       16,017,919
   MetLife Global Funding I (AA, Aa2)
      2.60%(c)                                                 02/28/05     40,000       40,000,000
                                                                                     ==============
                                                                                         56,017,919
                                                                                     --------------

                                        5

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              TEMPCASH (CONCLUDED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
VARIABLE RATE OBLIGATIONS (Continued)
Life Insurance - 7.0%
   Allstate Life Global Funding II (AA, Aa2)
      2.53%(c)                                                 02/16/05   $100,000   $  100,000,000
   Allstate Life Insurance Co. (A-1+, P-1)
      2.56%(c)                                                 02/01/05     50,000       50,000,000
   ING Security Life Insurance (AA, Aa3)
      2.84%(c)                                                 04/28/05     61,500       61,524,374
   Monumental Life Insurance Co. (A-1+, P-1)
      2.53%(c)                                                 03/01/05    200,000      200,000,000
   New York Life Insurance Co. (A-1+, P-1)
      2.55%(c)                                                 03/14/05    300,000      300,000,000
   Transamerica Occidental Life Insurance Co.
      (A-1+, P-1)
      2.54%(c)                                                 03/01/05     26,000       26,000,000
                                                                                     ==============
                                                                                        737,524,374
                                                                                     --------------
Municipal Bonds - 1.0%
   American National Fish & Wildlife Museum of
      Missouri RB Series 2004B DN (Commerce Bank
      NA LOC) (A-1)
      2.65%(c)                                                 02/07/05      1,000        1,000,000
   New York State Dormitory Authority RB (Taxable
      Project) Series 2005A DN (A-1+, F-1+)
      2.38%(c)                                                 02/07/05     14,525       14,525,000
   New York State Housing Finance Agency RB Series
      2003B DN (VMIG-1)
      2.40%(c)                                                 02/02/05     22,900       22,900,000
   Santa Rosa California RB Series 2004 DN (Bank
      One N.A. LOC) (A-1+, F1-+)
      2.35%(c)                                                 02/03/05     42,000       42,000,000
   Savannah College of Art & Design Georgia RB
      Series 2004 DN (A-1+)
      2.56%(c)                                                 02/03/05      7,900        7,900,000
   Texas State GO Series 2004D TRAN (Dexia Credit
      Local SBPA) (A-1+, VMIG-1)
      2.35%(c)                                                 02/02/05      4,945        4,945,000
   Texas State GO Series 2004E TRAN (Dexia Credit
      Local SBPA) (A-1+, VMIG-1)
      2.35%(c)                                                 02/02/05      9,500        9,500,000
   Utah Telecommunication Open RB (Infrastructure
      Agency Project) Series 2004 DN (Bank of America
      LOC) (A-1+)
      2.52%(c)                                                 02/07/05      2,060        2,060,000
                                                                                     ==============
                                                                                        104,830,000
                                                                                     --------------
Personal Credit Institutions - 2.4%
   General Electric Capital Corp. (AAA, Aaa)
      2.52%(c)                                                 02/09/05    116,000      116,021,832
      2.58%(c)                                                 02/17/05    138,600      138,676,489
                                                                                     ==============
                                                                                        254,698,321
                                                                                     --------------
Security Brokers & Dealers - 3.9%
   Bear Stearns & Co., Inc. (A, A1)
      2.57%(c)                                                 02/28/05     64,000       64,000,000
   Lehman Brothers Holdings, Inc. (A-1, P-1)
      2.31%(c)                                                 02/01/05     26,000       26,000,000
      2.56%(c)                                                 02/01/05     25,000       25,000,000
   Merrill Lynch & Co., Inc. (A+, Aa3)
      2.58%(c)                                                 02/11/05    300,000      300,105,597
                                                                                     ==============
                                                                                        415,105,597
                                                                                     --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $2,898,688,748)                                                              2,898,688,748
                                                                                     --------------
TIME DEPOSITS - 7.0%
   Chase Manhattan Bank N.A. (A-1+, P-1)
      2.50%                                                    02/01/05   $346,000   $  346,000,000
   U.S. Bank N.A. (A-1, P-1)
      2.25%                                                    02/01/05    390,000      390,000,000
                                                                                     ==============
TOTAL TIME DEPOSITS
   (Cost $736,000,000)                                                                  736,000,000
                                                                                     --------------
REPURCHASE AGREEMENTS - 10.1%
Lehman Brothers, Inc.
      2.50%                                                    02/01/05    300,000      300,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $300,020,833, collateralized by $410,060,348
      Federal Home Loan Mortgage Corp. Bonds and
      Federal National Mortgage Association Bonds
      5.50% to 8.00% due 12/01/13 to 12/01/34. The
      market value of the collateral is $309,000,809.)
Morgan Stanley & Co., Inc.
      2.50%                                                    02/01/05    739,153      739,153,000
   (Agreement dated 01/31/05 to be repurchased at
      $739,204,330, collateralized by $823,717,447
      Federal National Mortgage Association Bonds
      and Discount Notes 0.00% to 5.00% due 02/07/05
      to 06/29/05. The market value of the collateral is
      $765,064,270.)
UBS Securities LLC
      2.52%                                                    02/01/05     27,519       27,519,000
   (Agreement dated 01/31/05 to be repurchased at
      $27,520,926, collateralized by $36,075,000
      Federal National Mortgage Association Strips
      0.00% due 12/01/34. The market value of the
      collateral is $28,347,382.)

                                                                                     ==============
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,066,672,000)                                                              1,066,672,000
                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES - 100.1%
   (Cost $10,548,942,903(a))                      10,548,942,903
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%        (8,712,223)
                                                 ---------------
NET ASSETS - 100.0%                              $10,540,230,680
                                                 ===============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Ratings reflect those of guarantor.
(c)  Rates shown are the rates as of January 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                        6

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                     FEDFUND

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
AGENCY OBLIGATIONS - 67.0%
Federal Farm Credit Bank Variable Rate Notes - 7.4%
      2.25%(b)                                                 02/01/05   $150,000   $  149,999,631
      2.28%(b)                                                 02/01/05     10,000        9,998,968
      2.30%(b)                                                 02/01/05     40,000       40,000,556
                                                                                     ==============
                                                                                        199,999,155
                                                                                     --------------
Federal Home Loan Bank Bonds - 2.0%
      1.38%                                                    03/28/05     26,000       26,000,000
      1.42%                                                    04/04/05     15,000       15,000,000
      1.41%                                                    05/09/05     12,000       12,000,000
                                                                                     ==============
                                                                                         53,000,000
                                                                                     --------------
Federal Home Loan Bank Discount Notes - 0.3%
      2.27%                                                    02/01/05      7,761        7,761,000
                                                                                     --------------
Federal Home Loan Bank Variable Rate Notes - 13.1%
      2.63%(b)                                                 02/01/05    100,000       99,918,430
      2.29%(b)                                                 02/03/05     50,000       49,984,471
      2.32%(b)                                                 03/08/05    102,000      101,966,229
      2.45%(b)                                                 03/21/05    102,000      101,997,640
                                                                                     ==============
                                                                                        353,866,770
                                                                                     --------------
Federal Home Loan Mortgage Corp. Bonds - 2.8%
      1.42%                                                    03/01/05     25,000       25,000,000
      1.29%                                                    03/23/05     29,000       29,000,000
      2.88%                                                    09/15/05     22,000       22,059,757
                                                                                     ==============
                                                                                         76,059,757
                                                                                     --------------
Federal Home Loan Mortgage Corp. Discount Notes - 16.2%
      2.22%                                                    02/01/05    100,000      100,000,000
      2.24%                                                    02/01/05     75,000       75,000,000
      2.27%                                                    02/01/05     50,000       50,000,000
      2.28%                                                    02/01/05    200,000      200,000,000
      2.30%                                                    02/01/05     10,343       10,343,000
                                                                                     ==============
                                                                                        435,343,000
                                                                                     --------------
Federal National Mortgage Association Discount Notes - 11.1%
      2.26%                                                    02/02/05    151,392      151,382,496
      2.43%                                                    03/23/05    100,000       99,662,500
      2.68%                                                    05/02/05     48,094       47,771,769
                                                                                     ==============
                                                                                        298,816,765
                                                                                     --------------
Federal National Mortgage Association Variable Rate
   Notes - 14.1%
      2.23%(b)                                                 02/18/05    100,000       99,999,048
      2.46%(b)                                                 02/28/05     50,000       49,986,320
      2.31%(b)                                                 03/07/05     80,000       79,971,696
      2.36%(b)                                                 03/09/05     50,000       49,998,596
      2.46%(b)                                                 03/23/05    100,000       99,997,934
                                                                                     ==============
                                                                                        379,953,594
                                                                                     --------------
TOTAL AGENCY OBLIGATIONS
   (Cost $1,804,800,041)                                                              1,804,800,041
                                                                                     --------------
REPURCHASE AGREEMENTS - 38.5%
Lehman Brothers, Inc.
      2.50%                                                    02/01/05    100,000      100,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $100,006,944, collateralized by $132,996,317
      Federal Home Loan Mortgage Corp. Adjustable
      Rate Mortgage Notes and Federal National
      Mortgage Association Variable Rate Notes 3.51%
      to 5.28% due 04/01/31 to 12/01/34. The market
      value of the collateral is $103,002,567.)
Morgan Stanley & Co., Inc.
      2.49%                                                    02/01/05   $199,000   $  199,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $199,013,764, collateralized by $305,200,664
      Federal Insurance Company Strips and Strip
      Principals, Federal Home Loan Bank Discount
      Notes, Resolution Funding Corp. Strips and Strip
      Principals 0.00% to 5.80% due 08/15/05 to
      10/15/20. The market value of the collateral is
      $207,030,757.)
Morgan Stanley & Co., Inc.
      2.50%                                                    02/01/05    200,000      200,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $200,013,889, collateralized by $306,734,336
      Federal Insurance Company Strips and Strip
      Principals, Federal Home Loan Bank Discount
      Notes, Resolution Funding Corp. Strips and Strip
      Principals 0.00% to 5.80% due 08/15/05 to
      10/15/20. The market value of the collateral is
      $208,071,112.)
PNC Bank N.A.
      2.20%                                                    02/01/05    134,900      134,900,000
   (Agreement dated 01/31/05 to be repurchased at
      $134,908,244, collateralized by $180,000,000
      Federal National Mortgage Association Bonds
      2.92% due 08/15/07. The market value of the
      collateral is $180,010,800.)
UBS Securities LLC
      2.52%                                                    02/01/05    202,300      202,300,000
   (Agreement dated 01/31/05 to be repurchased at
      $202,314,161, collateralized by $435,940,000
      Federal National Mortgage Association Strips
      0.00% due 01/01/33 to 07/01/33. The market
      value of the collateral is $208,370,504.)
UBS Securities LLC
      2.30%                                                    02/04/05    200,000      200,000,000
   (Agreement dated 12/17/04 to be repurchased at
      $200,626,111, collateralized by 321,755,000
      Federal National Mortgage Association Strips
      0.00% due 07/01/33 to 08/01/34. The market
      value of the collateral is 206,001,506.)
                                                                                     ==============
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,036,200,000)                                                              1,036,200,000
                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES - 105.5%
   (Cost $2,841,000,041(a))                       2,841,000,041
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%     (147,169,798)
                                                 --------------
   (including $256,802,700 payable for
      securities purchased and
      $111,869,188 receivable for
      fundshare sold)
NET ASSETS -  100.0%                             $2,693,830,243
                                                 ==============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of January 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                        7

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                     T-FUND

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
U.S. TREASURY OBLIGATIONS - 9.7%
U.S. Treasury Notes - 9.7%
      1.50%                                                    02/28/05   $170,000   $  170,033,354
      1.62%                                                    03/31/05     30,000       30,016,514
      1.62%                                                    04/30/05    105,000      105,091,438
                                                                                     ==============
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $305,141,306)                                                                  305,141,306
                                                                                     --------------
REPURCHASE AGREEMENTS - 90.4%
Deutsche Bank Securities, Inc.
      2.45%                                                    02/01/05    700,000      700,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $700,047,639, collateralized by $1,241,016,633
      U.S. Treasury Strips & Strip Principals 0.00% to
      9.88% due from 02/15/06 to 02/15/20. The market
      value is $714,000,000.)
Greenwich Capital Markets, Inc.
      2.40%                                                    02/01/05    200,000      200,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $200,013,333, collateralized by $416,426,000 U.S.
      Treasury Strip Principals 5.88% to 8.75% due
      from 11/15/05 to 11/15/22. The market value is
      $204,000,197.)
Greenwich Capital Markets, Inc.
      2.49%                                                    02/01/05    300,000      300,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $300,020,750, collaterized by $257,495,000 U.S.
      Treasury Bonds, Notes, Strip Principals and
      Inflation Indexed Securities 0.00% to 7.25% due
      from 11/15/05 to 04/15/32. The market value is
      $306,000,599.)
Lehman Brothers, Inc.
      2.39%                                                    02/01/05    500,000      500,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $500,033,194, collateralized by $438,603,000 U.S.
      Treasury Bonds and Notes 3.00% to 7.25% due
      from 11/15/08 to 05/15/30. The market value is
      $510,002,785.)
Merrill Lynch Government Securities, Inc.
      2.40%                                                    02/01/05    152,000      152,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $152,010,133, collateralized by $157,140,000
      Federal Agricultural Mortgage Association
      Discount Notes and Medium Term Notes, Federal
      Home Loan Bank Notes and World Bank
      Reconstruction & Development Bonds 0.00% to
      6.00% due from 02/24/05 to 12/30/24. The market
      value is $156,564,849.)
Morgan Stanley & Co., Inc.
      2.42%                                                    02/01/05    588,910      588,910,000
   (Agreement dated 01/31/05 to be repurchased at
      $588,949,588, collateralized by $561,441,000 U.S.
      Treasury Inflation Indexed Securities 1.88% to
      2.00% due from 7/15/13 to 01/15/14. The market
      value is $601,056,693.)
UBS Securities LLC
      2.41%                                                    02/01/05    400,000      400,000,000
   (Agreement dated 01/31/05 to be repurchased at
      $400,026,778 collateralized by $261,199,000 U.S.
      Treasury Bonds 7.50% to 11.25% due from
      02/15/15 to 11/15/16. The market value is
      $408,005,995.)
                                                                                     ==============
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,840,910,000)                                                              2,840,910,000
                                                                                     --------------

                                                      VALUE
                                                 --------------
TOTAL INVESTMENTS IN SECURITIES - 100.1%
   (Cost $3,146,051,306(a))                      $3,146,051,306
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%       (3,532,803)
                                                 --------------
NET ASSETS - 100.0%                              $3,142,518,503
                                                 ==============

----------
(a)  Aggregate cost for Federal income tax purposes.

                                        8

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                               FEDERAL TRUST FUND

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
AGENCY OBLIGATIONS - 104.6%
Federal Farm Credit Bank Bonds - 3.1%
      3.88%                                                    02/01/05    $ 3,240    $  3,240,000
                                                                                      ------------
Federal Farm Credit Bank Variable Rate Notes - 33.0%
      2.30%(b)                                                 02/01/05     10,000      10,000,139
      2.30%(b)                                                 02/01/05     10,000      10,000,000
      2.29%(b)                                                 02/04/05      5,000       4,998,199
      2.41%(b)                                                 02/24/05     10,000       9,996,780
                                                                                      ============
                                                                                        34,995,118
                                                                                      ------------
Federal Home Loan Bank Bonds - 7.2%
      1.88%                                                    02/15/05      1,000       1,000,179
      7.12%                                                    02/15/05      3,100       3,106,871
      1.38%                                                    03/28/05      2,000       2,000,000
      1.42%                                                    04/04/05      1,500       1,500,000
                                                                                      ============
                                                                                         7,607,050
                                                                                      ------------
Federal Home Loan Bank Discount Notes - 27.3%
      2.27%                                                    02/01/05      8,681       8,681,000
      2.20%                                                    02/02/05      2,950       2,949,820
      2.21%                                                    02/02/05      4,600       4,599,718
      2.22%                                                    02/02/05      2,450       2,449,849
      2.23%                                                    02/02/05        950         949,941
      2.24%                                                    02/02/05      1,000         999,938
      2.50%                                                    03/02/05        845         843,298
      2.45%                                                    03/11/05      1,800       1,795,345
      2.44%                                                    03/18/05        700         697,865
      2.46%                                                    03/18/05      5,000       4,984,656
                                                                                      ============
                                                                                        28,951,430
                                                                                      ------------
Federal Home Loan Bank Variable Rate Notes - 17.0%
      2.34%(b)                                                 03/14/05      5,000       4,998,162
      2.45%(b)                                                 03/21/05      3,000       2,999,931
      2.59%(b)                                                 04/19/05     10,000       9,999,869
                                                                                      ============
                                                                                        17,997,962
                                                                                      ------------
Tennessee Valley Authority Bonds - 3.0%
      1.28%                                                    05/01/05      3,192       3,181,898
                                                                                      ------------
Tennessee Valley Authority Discount Notes - 14.0%
      2.22%                                                    02/03/05     15,000      14,998,150
                                                                                      ------------
TOTAL AGENCY OBLIGATIONS
   (Cost $110,971,608)                                                                 110,971,608
                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES - 104.6%
   (Cost $110,971,608(a))                                                              110,971,608
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%                                         (4,834,101)
                                                                                      ------------
NET ASSETS - 100.0%                                                                   $106,137,507
                                                                                      ============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of January 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                        9

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                 TREASURY TRUST

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
U.S. TREASURY OBLIGATIONS - 100.2%
U.S. Treasury Bills - 99.1%
   1.98%                                                       02/03/05   $285,935   $  285,903,507
   2.00%                                                       02/10/05    382,856      382,665,051
   2.03%                                                       02/10/05    300,000      299,847,750
   1.94%                                                       02/17/05        551          550,525
   2.01%                                                       02/17/05    250,000      249,776,667
   2.00%                                                       04/21/05     94,000       93,587,960
                                                                                     ==============
                                                                                      1,312,331,460
                                                                                     --------------
U.S. Treasury Notes - 1.1%
   1.62%                                                       03/31/05     10,000       10,005,505
   1.62%                                                       04/30/05      5,000        5,003,908
                                                                                     ==============
                                                                                         15,009,413
                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES - 100.2%
   (Cost $1,327,340,873(a))                                                           1,327,340,873
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                                          (2,372,754)
                                                                                     --------------
NET ASSETS - 100.0%                                                                  $1,324,968,119
                                                                                     ==============

----------
(a)  Aggregate cost for Federal income tax purposes.

                                       10

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                    MUNIFUND

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS - 99.8%
Alabama - 6.7%
   Alabama Housing Finance Authority Multi-Family
      Housing RB (Rime Village Hoover Project) Series
      1996A DN (Federal National Mortgage
      Association Guaranty) (A-1+)
      1.89%(b)                                                 02/07/05    $10,265    $ 10,265,000
   Columbia IDRB (Alabama Power Co. Project) Series
      1995B DN (The Southern Co. Guaranty)
      (A-1, VMIG-1)
      1.87%(b)                                                 02/01/05     23,200      23,200,000
   Columbia IDRB (Alabama Power Co. Project) Series
      1999A DN (The Southern Co. Guaranty)
      (A-1, VMIG-1)
      1.87%(b)                                                 02/01/05     45,150      45,150,000
   Eutaw Industrial Development Board PCRB
      (Alabama Power Co. Project) Series 1998 DN
      (A-1, VMIG-1)
      1.87%(b)                                                 02/01/05      5,200       5,200,000
   Jefferson County GO Warrants Series 2001B DN
      (Morgan Guaranty Trust LOC, Bayerische
      Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
      1.85%(b)                                                 02/01/05     77,305      77,305,000
                                                                                      ============
                                                                                       161,120,000
                                                                                      ------------
Alaska - 0.3%
   Anchorage Wastewater RB (Wachovia Merlots Trust
      Receipts) Series 2004C-25 MB (MBIA Insurance,
      Wachovia Bank Liquidity Facility) (Aaa)
      1.70%                                                    09/01/05      1,000       1,000,000
   Anchorage Water RB (Wachovia Merlots Trust
      Receipts) Series 2004C-32 MB (MBIA Insurance,
      Wachovia Bank N.A. SBPA) (MIG-1)
      1.70%                                                    09/16/05      3,135       3,135,000
   Matanuska-Susitna Borough RB (Wachovia Merlots
      Trust Receipts) Series 2001A-114 DN (FGIC
      Insurance, Wachovia Bank N.A. SBPA) (A-1)
      1.91%(b)                                                 02/07/05      3,175       3,175,000
                                                                                      ============
                                                                                         7,310,000
                                                                                      ------------
Arizona - 0.6%
   Arizona Health Facilities Authority RB (Royal Oaks
      Project) Series 2002 DN (Lasalle Bank N.A. LOC)
      (F1+)
      1.85%(b)                                                 02/07/05      8,825       8,825,000
   Pima County IDRB (El Dorado Hospital Project) DN
      (Branch Banking Trust LOC) (VMIG-1)
      1.87%(b)                                                 02/07/05      5,400       5,400,000
                                                                                      ============
                                                                                        14,225,000
                                                                                      ------------
Arkansas - 0.6%
   Arkansas Housing Finance Authority RB (Baptist
      Health Project) Series 1995 DN (MBIA Insurance)
      (A-1+)
      1.89%(b)                                                 02/07/05     15,400      15,400,000
                                                                                      ------------
California - 7.5%
   California Affordable Housing Agency Multi-Family
      RB (Merrill Lynch P-Float Trust Receipts) Series
      2003 PT-2049 DN (Merrill Lynch & Co. Guaranty,
      Merrill Lynch Capital Services SBPA) (F-1+)
      1.90%(b)                                                 02/07/05      6,295       6,295,000
   California Department of Water Resource Power
      Supply RB Series 2002C-12 DN (Landesbank
      Hessen-Thuringen Girozentrale LOC)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      3,350       3,350,000
   California Economic Recovery RB Series 2004C-14
      DN (XLCA Insurance, Depfa Bank PLC SBPA)
      (A-1+, VMIG-1, F-1+)
      1.83%(b)                                                 02/07/05    $ 6,800    $  6,800,000
   California Educational Facilities Authority RB
      (University of Southern California Project) Series
      2003C MB (A-1+, MIG-1)
      1.01%                                                    03/18/05      8,000       7,987,954
   California GO (Municipal Securities Trust Receipts)
      Series 1997 SGA-54 DN (AMBAC Insurance,
      Societe Generale SBPA) (A-1+)
      1.85%(b)                                                 02/07/05      3,000       3,000,000
   California GO Series 2004A RAN (SP-1, MIG-1)
      3.00%                                                    06/30/05     24,250      24,373,525
   California Health Facilities Financing Authority RB
      Series 1999 PA-587 DN (Merrill Lynch Capital
      Services Guaranty) (A-1+)
      1.90%(b)                                                 02/07/05      8,095       8,095,000
   California Infrastructure & Economic Development
      Bank RB (Independent Systems Operator Project)
      Series 2004A DN (Kredietbank LOC)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05     10,700      10,700,000
   California Infrastructure & Economic Development
      Bank RB (J. Paul Getty Trust Project) Series
      2003A MB (J. Paul Getty Trust Guaranty)
      (A-1+, MIG-1)
      1.17%                                                    02/15/05      5,000       5,000,000
   California Infrastructure & Economic Development
      Bank RB (J. Paul Getty Trust Project) Series
      2003B MB (J. Paul Getty Trust Guaranty)
      (A-1+, MIG-1)
      1.17%                                                    02/02/05     10,000       9,999,854
   California Statewide Communities Development
      Authority Multi-Family RB (Merrill Lynch P-Float
      Trust Receipts) Series 2000 PT-1268 DN (Merrill
      Lynch & Co. Guaranty) (A-1+)
      1.90%(b)                                                 02/07/05     26,100      26,100,000
   California Statewide Comunitities Development
      Authority RB (Children's Hospital Project) Series
      2002A DN (Morgan Guaranty Trust LOC)
      (A-1+, VMIG-1)
      1.81%(b)                                                 02/07/05      5,600       5,600,000
   Los Angeles Wastewater Systems Subordinate RB
      Series 2001A MB (FGIC Insurance) (A-1+, MIG-1)
      2.15%(b)                                                 12/15/05      8,500       8,500,000
   Morongo Band of Mission (Indians California
      Project) Series 2004 DN (J.P. Morgan Chase Bank
      LOC) (A-1+)
      1.85%(b)                                                 02/07/05     51,000      51,000,000
                                                                                      ============
                                                                                       176,801,333
                                                                                      ------------
Colorado - 1.3%
   Colorado Educational & Cultural Facilities Authority
      RB (Denver Museum Project) Series 2001 DN
      (Bank One N.A. LOC) (A-1)
      1.85%(b)                                                 02/07/05        700         700,000
   Colorado Educational & Cultural Facilities Authority
      RB (National Cable Television Center Project)
      Series 1999 DN (Wells Fargo Bank LOC) (A-1+)
      1.85%(b)                                                 02/07/05      1,170       1,170,000
  Colorado General Fund RB Series 2004 TRAN
      (SP-1+, MIG-1)
      3.00%                                                    06/27/05     20,000      20,111,785

                                       11

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Colorado (continued)
   Colorado Health Facilities Authority RB (Total
      Long-Term Care Project) Series 2002 DN (U.S.
      Bank N.A. LOC) (A-1+)
      1.85%(b)                                                 02/07/05    $ 5,150     $ 5,150,000
   East Cherry Creek Valley RB (Water & Sanitation
      Project) Series 2004 DN (MBIA Insurance, Dexia
      Bank SPBA) (A-1+)
      1.75%(b)                                                 02/07/05      3,500       3,500,000
                                                                                       ===========
                                                                                        30,631,785
                                                                                       -----------
Connecticut - 3.9%
   Connecticut GO Series 2004C MB (AA, Aa3)
      2.25%                                                    04/01/05     15,000      15,023,964
   Connecticut State Health & Educational Facilities
      Authority RB (Yale University Project) Series
      1999U-2 DN (A-1+, VMIG-1)
      1.70%(b)                                                 02/07/05     20,000      20,000,000
   Connecticut State Health & Educational Facilities
      Authority RB (Yale University Project) Series
      1999U DN (A-1+, VMIG-1)
      1.70%(b)                                                 02/07/05     34,500      34,500,000
   Danbury GO Series 2004 BAN (SP-1+, MIG-1)
      3.00%                                                    08/05/05     25,000      25,188,431
                                                                                       ===========
                                                                                        94,712,395
                                                                                       -----------
Delaware - 0.2%
   Delaware Economic Development Authority RB (St.
      Anne's Episcopal School Project) Series 2001 DN
      (Wilmington Trust Co. LOC) (A-1)
      1.95%(b)                                                 02/07/05      2,000       2,000,000
   Sussex County IDRB (Rehoboth Mall Project) Series
      2001A DN (M&T Bank Corp. LOC) (A-1)
      1.92%(b)                                                 02/07/05      3,345       3,345,000
                                                                                       ===========
                                                                                         5,345,000
                                                                                       -----------
District of Columbia - 0.3%
   District of Columbia RB (Arts & Technology
      Academy Project) Series 2002 DN (M&T Bank
      Corp. LOC) (VMIG-1)
      1.92%(b)                                                 02/07/05      3,730       3,730,000
   District of Columbia Refunding RB Series 2001 DN
      (SunTrust Bank LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05      1,800       1,800,000
   District of Columbia Water & Sewer Authority
      Public Utilities RB Series 2002A-64 DN (Wachovia
      Bank N.A. LOC) (VMIG-1)
      1.91%(b)                                                 02/07/05      2,275       2,275,000
                                                                                       ===========
                                                                                         7,805,000
                                                                                       -----------
Florida - 2.3%
   Broward County GO (Wachovia Merlots Trust
      Receipts) Series 2004B-9 DN (Wachovia Bank
      N.A. SBPA)
      1.91%(b)                                                 02/07/05      5,640       5,640,000
   Broward County Municipal Securities Trust
      Certificates RB (Bear Stearns Trust Receipts)
      Series 2002 DN (FSA Insurance) (A-1)
      1.90%(b)(c)                                              02/07/05     14,000      14,000,000
   Florida Board of Education GO (Eagle Tax Exempt
      Trust Receipts) Series 2003A DN (Citibank SBPA)
      (A-1+)
      1.87%(b)                                                 02/07/05      4,945       4,945,000
   Florida Housing Finance Corp. Multi-Family RB
      (Merrill Lynch P-Float Trust Receipts) Series
      2000 PT-1234 DN (Merrill Lynch Capital Services
      SBPA) (A-1)
      1.93%(b)                                                 02/07/05    $15,295     $15,295,000
   Lee County Healthcare Facilities IDRB Series 1999
      DN (Fifth Third Bank N.A. LOC)
      1.86%(b)                                                 02/07/05      1,960       1,960,000
   Miami Beach Health Facilities Authority RB
      (CitiGroup Trust Receipts) Series ROC-II-R DN
      (Citibank SBPA) (VMIG-1)
      1.92%(b)                                                 02/07/05      2,100       2,100,000
   Orange County Housing Finance Authority
      Multi-Family RB (Post Fountains at Lee Vista
      Project) Series 1997E DN (Federal National
      Mortgage Association Guaranty) (A-1+)
      1.85%(b)                                                 02/07/05      5,915       5,915,000
   Palm Beach County RB (Morse Obligation Group
      Project) Series 2003 DN (KeyBank N.A. LOC) (A-1)
      1.88%(b)                                                 02/07/05      5,000       5,000,000
                                                                                       ===========
                                                                                        54,855,000
                                                                                       -----------
Georgia - 1.9%
   Appling County Development Authority PCRB
      (Oglethorpe Power Corp. Project) Series 2002 DN
      (MBIA Insurance, J.P. Morgan Chase SBPA) (A-1+)
      1.90%(b)                                                 02/07/05      2,415       2,415,000
   Bibb County Methodist Home Development
      Authority RB Series 2001 DN (SunTrust Bank
      LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05      3,080       3,080,000
   Clayton County Hospital Authority Anticipation
      Certificates RB Series 1998B DN (SunTrust Bank
      LOC) (Aa3)
      1.85%(b)                                                 02/07/05      1,905       1,905,000
   Cobb County Development Authority RB (Boy Scouts
      of America Atlanta Project) Series 2001 DN
      (SunTrust Bank LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05      3,000       3,000,000
   Cobb County Development Authority RB (Highland
      Park Associates Project) Series 1998 DN
      (SunTrust Bank LOC)
      1.85%(b)                                                 02/07/05      3,150       3,150,000
   Dekalb County Housing Authority Multi-Family
      Housing RB (Clairmont Crest Project) Series 1995
      DN (Federal National Mortgage Association
      Guaranty) (A-1+, VMIG-1)
      1.85%(b)                                                 02/07/05        400         400,000
   Forsyth County School District GO Series 2004-6-A
      DN (FSA Insurance, CDC Liquidity) (A-1+)
      1.89%(b)                                                 02/07/05      3,025       3,025,000
   Fulton County Development Authority RB (Epstein
      School Project) Series 1997 DN (SunTrust Bank
      LOC) (Aa3)
      1.85%(b)                                                 02/07/05      1,900       1,900,000
   Fulton County Development Authority RB (Trinity
      School Project) Series 2001 DN (SunTrust Bank
      LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05      2,000       2,000,000

                                       12

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
   Georgia Local Government Certificates RB Series
      2002-O DN (MBIA Insurance, Bank of America
      N.A. Liquidity Facility) (A-1+)
      1.92%(b)                                                 02/07/05    $ 1,310     $ 1,310,000
   Gwinnett County Hospital Authority Anticipation
      Certificates RB Series 2002 DN (SunTrust Bank
      LOC) (A-1+)
      1.85%(b)                                                 02/07/05      3,000       3,000,000
   La Grange Development Authority RB Series 2001
      DN (SunTrust Bank LOC) (VMIG-1)
      1.89%(b)                                                 02/07/05      1,000       1,000,000
   Macon-Bibb County Hospital Authority RB (The
      Medical Center of Central Georgia Project) Series
      1998 DN (SunTrust Bank LOC) (A-1+)
      1.85%(b)                                                 02/07/05      3,000       3,000,000
   Medical Center Hospital Authority RB (Spring
      Harbor at Green Island Project) Series 2004 DN
      (Bank of Scotland LOC) (F-1+)
      1.85%(b)                                                 02/07/05      3,000       3,000,000
   Metro Atlanta Rapid Transit Authority TECP (Dexia
      Bank LOC) (A-1+, P-1)
      1.80%                                                    04/07/05      5,000       5,000,000
      1.77%                                                    04/08/05      9,000       9,000,000
                                                                                       ===========
                                                                                        46,185,000
                                                                                       -----------
Hawaii - 1.2%
   Hawaii GO (Citibank Eagle Trust Receipts) Series
      2002 DN (FSA Insurance) (A-1+)
      1.89%(b)                                                 02/07/05      3,600       3,600,000
   Hawaii Municipal Securities Trust Certificates GO
      (Bear Stearns Municipal Trust Certificates) Series
      2002A-9049 DN (AMBAC Insurance, Bear Stearns
      Capital Markets Liquidity Facility) (A-1)
      1.90%(b)(c)                                              02/07/05      8,760       8,760,000
   Hawaii Municipal Securities Trust Certificates GO
      (Bear Stearns Municipal Trust Certificates) Series
      2002A-9051 DN (FSA Insurance) (A-1)
      1.91%(b)(c)                                              02/07/05      9,990       9,990,000
   Hawaii Pacific Health Special Purpose RB
      (Department of Budget & Finance Project) Series
      2004B DN (Radian Asset Assurance Guaranty,
      Bank of Nova Scotia Liquidity Facility)
      (A-1+, F-1+)
      1.95%(b)                                                 02/07/05      7,500       7,500,000
                                                                                       ===========
                                                                                        29,850,000
                                                                                       -----------
Illinois - 5.3%
   Central Lake County Action Water Agency RB
      (Wachovia Merlots Trust Receipts) Series
      2003B-18 DN (MBIA Insurance, Wachovia Bank
      N.A. Liquidity Facility) (VMIG-1)
      1.91%(b)                                                 02/07/05      4,980       4,980,000
   Chicago Board of Education GO (Wachovia Merlots
      Trust Receipts) Series 1999A-47 DN (FGIC
      Insurance, Wachovia Bank N.A. LOC) (A-1)
      1.91%(b)                                                 02/07/05      3,090       3,090,000
   Chicago Board of Education Municipal Securities
      Trust Certificates RB (Bear Stearns Trust
      Receipts) Series 2001 DN (FSA Insurance, Bear
      Stearns Capital Markets Liquidity Facility) (A-1)
      1.91%(b)(c)                                              02/07/05      4,695       4,695,000
   Chicago GO (Wachovia Merlots Trust Receipts)
      Series 2000W DN (AMBAC Insurance, Wachovia
      Bank N.A. Liquidity Facility) (VMIG-1)
      1.91%(b)                                                 02/07/05      2,000       2,000,000
   Chicago GO Tender Notes Series 2004 MB (State
      Street Bank & Trust LOC) (SP-1+, MIG-1)
      2.20%                                                    12/08/05    $ 4,000     $ 4,000,000
   Chicago O'Hare International Airport RB (Wachovia
      Merlot Trust Receipts) Series 2002A-25 DN (MBIA
      Insurance, Wachovia Bank N.A. Liquidity
      Facitility) (VMIG-1)
      1.91%(b)                                                 02/07/05      5,305       5,305,000
   Chicago Park District RB (Citibank Eagle Tax
      Exempt Trust Receipts) Series 2002-1306 DN
      (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
      1.89%(b)                                                 02/07/05      5,345       5,345,000
   Chicago Sales Tax RB (Wachovia Merlots Trust
      Receipts) Series 2000AAA DN (FGIC Insurance,
      Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
      1.91%(b)                                                 02/07/05      5,000       5,000,000
   Cook County Capital Improvement GO (Wachovia
      Merlot Trust Receipts) Series 2002C DN (AMBAC
      Insurance, Wachovia Bank N.A. Liquidity Facility)
      (VMIG-1)
      1.91%(b)                                                 02/07/05      3,500       3,500,000
   Du Page County Municipal Securities Trust
      Certificates RB (Bear Stearns Trust Receipts)
      Series 2001A DN (FSA Insurance, Bear Stearns
      SBPA) (A-1)
      1.91%(b)(c)                                              02/07/05     15,970      15,970,000
   Illinois Dedicated Tax RB (Macon Trust Certificates)
      Series 2002N DN (AMBAC Insurance) (A-1+)
      1.94%(b)                                                 02/07/05      2,935       2,935,000
   Illinois Development Finance Authority RB (Decatur
      Mental Health Center Project) Series 1997 DN
      (First of America LOC)
      1.92%(b)                                                 02/07/05      2,635       2,635,000
   Illinois Educational Facility Authority RB (Aurora
      University Project) Series 2002 DN (Fifth Third
      Bank N.A. LOC) (VMIG-1)
      1.90%(b)                                                 02/07/05      1,800       1,800,000
   Illinois GO (ABN-AMRO Munitops Trust Certificates)
      Series 2002-23 MB (MBIA Insurance) (MIG-1)
      1.93%(b)                                                 03/23/05      6,200       6,200,000
   Illinois GO (Wachovia Merlots Trust Receipts) Series
      2002 DN (MBIA Insurance, Wachovia Bank N.A.
      Liquidity Facility) (VMIG-1)
      1.91%(b)                                                 02/07/05      5,640       5,640,000
   Illinois GO (Wachovia Merlots Trust Reciepts) Series
      2002 DN (MBIA Insurance, Wachovia Bank N.A.
      SBPA) (VMIG-1)
      1.91%(b)                                                 02/07/05      2,495       2,495,000
   Illinois Health Facilities Authority Municipal
      Securities Trust Certificates RB (Bear Stearns
      Trust Receipts) Series 2002 DN (MBIA Insurance,
      Bear Stearns Capital Markets Liquidity Facility)
      (A-1)
      1.91%(b)(c)                                              02/07/05     14,875      14,875,000
   Illinois Health Facilities Authority RB (Helping Hand
      Rehabilitation Project) Series 2001 DN (Fifth
      Third Bank N.A. LOC)
      1.86%(b)                                                 02/07/05      3,700       3,700,000
   Illinois Health Facilities Authority RB (Lutheran
      Home & Services Project) Series 2001 DN (M&T
      Bank Corp. LOC) (A-1+)
      1.88%(b)                                                 02/07/05     10,795      10,795,000

                                       13

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Illinois Housing Development Center Apartments
      RB Series 1985 DN (Federal Home Loan
      Mortgage Corp. SBPA) (A-1+)
      1.82%(b)                                                 02/07/05    $ 2,250     $ 2,250,000
   Illinois Regional Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2002A-24 DN (Wachovia Bank N.A. SBPA)
      (VMIG-1)
      1.91%(b)                                                 02/07/05     12,700      12,700,000
   Lake County First Preservation District GO (Citibank
      Trust Receipts) Series 2003R ROC II DN (Citibank
      Liquidity Facility) (A-1+)
      1.89%(b)                                                 02/07/05      1,990       1,990,000
   Peoria Heights Limited Obligation RB Series 2001
      DN (National City Bank N.A. LOC)
      1.92%(b)                                                 02/07/05      2,800       2,800,000
   University of Illinois RB (Wachovia Merlots Trust
      Receipts) Series 2000 DN (MBIA Insurance,
      Wachovia Bank N.A. SBPA) (VMIG-1)
      1.91%(b)                                                 02/07/05      3,500       3,500,000
                                                                                       ===========
                                                                                       128,200,000
                                                                                       -----------
Indiana - 2.2%
   Gary Redevelopment District Economic Growth RB
      Series 2001A DN (American National Bank &
      Trust Co. LOC) (A-1+)
      1.90%(b)                                                 02/07/05        595         595,000
   Indiana Health Facilities Financing Authority RB
      (Memorial Hospital Project) Series 2004A DN
      (National City Bank of Indiana LOC)
      1.92%(b)                                                 02/07/05     21,880      21,880,000
   Indiana Municipal Power Agency Power Supply
      System RB Series 2000A DN (Toronto Dominion
      LOC) (A-1+, VMIG-1)
      1.84%(b)                                                 02/07/05      1,700       1,700,000
   Indiana Municipal Securities Trust Certificates RB
      (Bear Stearns Municipal Trust Receipts) Series
      2001A DN (Bear Stearns Capital Markets
      Liquidity Facility) (A-1)
      1.91%(b)(c)                                              02/07/05     11,115      11,115,000
   Indiana State Educational Facilities Authority RB
      (Wabash College Project) Series 2003 DN (Bank
      One N.A. LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05      2,605       2,605,000
   Indiana Transportation Finance Authority Highway
      RB Series 2004 DN (FGIC Insurance, Bank of New
      York SBPA) (A-1+)
      1.92%(b)                                                 02/07/05      4,000       4,000,000
   Porter County Industrial Jail Building Corp. RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-43 MB (Wachovia Bank N.A. LOC) (A-1)
      1.10%                                                    03/15/05      7,145       7,145,000
   Warren Township Vision 2005 School Building Corp.
      RB (Wachovia Merlots Trust Receipts) Series
      2001A-52 DN (FGIC Insurance, Wachovia Bank
      N.A. SBPA) (A-1)
      1.91%(b)                                                 02/07/05      3,300       3,300,000
                                                                                       ===========
                                                                                        52,340,000
                                                                                       -----------
Iowa - 1.1%
   Des Moines Commercial Development RB (Grand
      Office Park Project) Series 1985 DN (Principal
      Life Insurance Company Guaranty) (A-1+)
      1.99%(b)                                                 02/07/05      6,000       6,000,000
   Iowa Higher Education Loan Authority RB (Private
      College Project) Series 1985 DN (MBIA
      Insurance) (A-1+, VMIG-1)
      1.88%(b)                                                 02/07/05     $1,700     $ 1,700,000
   Iowa RB Series 2004 TRAN (SP-1+, MIG-1)
      3.00%                                                    06/30/05      4,000       4,018,980
   Urbandale IDRB (Aurora Business Park Association
      Project) Series 1985 DN (Principal Life Insurance
      Co. Guaranty) (A-1+)
      1.99%(b)                                                 02/07/05      9,200       9,200,000
   Urbandale IDRB (Meredith Drive Association
      Project) Series 1985 DN (Principal Life Insurance
      Co. Guaranty) (A-1+)
      1.99%(b)                                                 02/07/05      5,500       5,500,000
                                                                                       ===========
                                                                                        26,418,980
                                                                                       -----------
Kentucky - 1.1%
   Fort Mitchell League of Cities RB (Funding Trust
      Lease Project) Series 2002A DN (U.S. Bank N.A.
      LOC) (VMIG-1)
      1.86%(b)                                                 02/07/05      4,875       4,875,000
   Kentucky Educational Development Financing
      Authority Hospital Facilities RB (Health Alliance
      Project) Series 1997 DN (MBIA Insurance)
      (A-1+, VMIG-1)
      1.84%(b)                                                 02/07/05     17,450      17,450,000
   Wickliffe PCRB Series 2001 DN (SunTrust Bank
      LOC) (A-1+, VMIG-1)
      1.85%(b)                                                 02/07/05      4,250       4,250,000
                                                                                       ===========
                                                                                        26,575,000
                                                                                       -----------
Louisiana - 0.6%
   Louisiana Public Facilites Authority RB Series 2002
      DN (VMIG-1)
      1.92%(b)                                                 02/07/05     14,635      14,635,000
                                                                                       -----------
Maryland - 1.2%
   Baltimore County RB (St. Paul's School for Girls
      Facility Project) Series 2000 DN (M&T Bank Corp.
      LOC) (A-1)
      1.92%(b)                                                 02/07/05      8,315       8,315,000
   Maryland Health & Higher Education Facilities
      Authority RB (Bear Stearns Municipal Securities
      Trust Receipts) Series 2003 SGA-143 DN (Societe
      Generale Liquidity Facility) (A-1+)
      1.89%(b)                                                 02/07/05      5,000       5,000,000
   Maryland Health & Higher Education Facilities
      Authority RB (Doctors' Community Hospital Issue
      Project) Series 1999 DN (M&T Bank Corp. LOC)
      (A-1)
      1.93%(b)                                                 02/07/05      4,515       4,515,000
   Montgomery County Economic Development RB
      (Brooke Grove Foundation, Inc. Project) Series
      1998 DN (M&T Bank Corp. LOC) (A-1)
      1.93%(b)                                                 02/07/05      4,550       4,550,000
   Montgomery County GO (Public Improvement
      Project) Series 2004 MB
      3.00%                                                    04/01/05      2,530       2,537,701
   Montgomery County RB (Imagination Stage, Inc.
      Facility Project) Series 2002 DN (M&T Bank Corp.
      LOC) (A-1)
      1.92%(b)                                                 02/07/05      3,955       3,955,000
                                                                                       ===========
                                                                                        28,872,701
                                                                                       -----------

                                       14

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Massachusetts - 7.9%
   Commonwealth of Massachusetts GO (Wachovia
      Merlots Trust Receipts) Series 2002A-9 DN (FSA
      Insurance, Wachovia Bank N.A. SBPA) (A-1)
      1.90%(b)                                                 02/07/05    $ 3,610    $  3,610,000
   Massachusetts Health & Educational Authority RB
      (Partners Healthcare Project) Series 1997 P-2 DN
      (FSA Insurance) (VMIG-1)
      1.82%(b)                                                 02/07/05     19,950      19,950,000
   Massachusetts Health & Educational Facilities
      Authority RB (Harvard University Project) Series
      2000-BB DN (A-1+, VMIG-1)
      1.69%(b)                                                 02/07/05     26,600      26,600,000
   Massachusetts Health & Educational Facilities
      Authority RB (Harvard University Project) Series
      2004-GG-1 DN (A-1+, VMIG-1)
      1.69%(b)                                                 02/07/05     73,235      73,235,000
   Massachusetts Health & Educational Facilities
      Authority RB (MIT Project) Series 2001J-1 DN
      (A-1+, VMIG-1)
      1.78%(b)                                                 02/07/05     35,945      35,945,000
   Massachusetts State Health & Educational
      Facilities Authority RB (Childrens Hospital
      Project) Series 2004L-1 DN (Fleet National Bank
      N.A. LOC) (A-1+, VMIG-1)
      1.80%(b)                                                 02/07/05     20,975      20,975,000
   Massachusetts State RB Series 1998B DN (Toronto
      Dominion LOC) (A-1+, VMIG-1)
      1.85%(b)                                                 02/07/05      3,700       3,700,000
   Massachusetts Water Resources Authority RB
      Series 1997A DN (Bank of Nova Scotia LOC)
      (A-1+)
      1.80%(b)                                                 02/07/05      1,300       1,300,000
   Watertown GO Series 2004 BAN (MIG-1, SP-1+)
      3.00%(b)                                                 11/09/05      3,900       3,926,359
                                                                                      ============
                                                                                       189,241,359
                                                                                      ------------
Michigan - 5.2%
   Detriot City School District RB (Wachovia Merlots
      Trust Receipts) Series 2004B-01 DN (FGIC
      Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
      1.91%(b)                                                 02/07/05     14,440      14,440,000
   Detroit Sewer & Disposal Authority RB (Second Lien
      Project) Series 2001E MB (FGIC Insurance)
      (A-1+, MIG-1)
      1.55%                                                    08/04/05     10,300      10,300,000
   Detroit Sewer & Disposal Authority RB (Wachovia
      Merlots Trust Receipts) Series 2001A-112 DN
      (MBIA Insurance) (VMIG-1)
      1.91%(b)                                                 02/07/05      8,005       8,005,000
   Garden City Hospital Finance Authority RB (Garden
      City Hospital Project) Series 1996A DN (National
      City Bank N.A. LOC) (A-1+)
      1.89%(b)                                                 02/07/05      3,260       3,260,000
   Jackson County Economic Development Obligation
      RB Series 2001A DN (Lasalle National Bank LOC)
      (A-1)
      1.89%(b)                                                 02/01/05      5,875       5,875,000
   Kalamazoo Education Authority RB (Friendship Vl
      Project) Series 1997 DN (Fifth Third Bank N.A.
      LOC) (A-1+)
      1.85%(b)                                                 02/07/05      3,660       3,660,000
   Michigan GO Series 2004A MB (SP-1+, MIG-1)
      3.50%                                                    09/30/05     14,000      14,136,459
   Michigan Housing Development Authority Limited
      Obligation RB Series 1985 DN (Bank One N.A.
      LOC) (VMIG-1)
      1.92%(b)                                                 02/07/05     15,500      15,500,000
   Michigan Municipal Bond Authority RB Series
      2004B-2 MB (J.P. Morgan Chase LOC) (SP-1+)
      3.00%                                                    08/23/05    $30,000    $ 30,234,829
   Michigan Municipal Bond Authority RB Series
      2004D DN (J.P. Morgan Chase LOC) (A-1)
      1.89%(b)                                                 02/07/05      8,000       8,000,000
   Michigan State Authority RB (Multi-Modal Facilities
      Program) Series 2005 I DN (A-1+, VMIG-1)
      1.87%(b)                                                 02/07/05      3,000       3,000,000
   Zeeland Hospital Finance Authority RB (Zeeland
      Community Hospital Project) Series 2004 DN
      1.90%(b)                                                 02/07/05      8,000       8,000,000
                                                                                      ============
                                                                                       124,411,288
                                                                                      ------------
Minnesota - 3.4%
   Hennepin County GO Series 2000B DN (Landesbank
      Hessen-Thuringen Girozentrale LOC)
      (A-1+, VMIG-1)
      1.70%(b)                                                 02/07/05     14,125      14,125,000
   Midwest Consortium of Municipal Utilities RB
      Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
      1.82%(b)                                                 02/07/05      2,000       2,000,000
   Minneapolis & St. Paul Airport RB (Wachovia
      Merlots Trust Receipts) Series 2000A DN (FGIC
      Insurance) (VMIG-1)
      1.91%(b)                                                 02/07/05      4,995       4,995,000
   Minneapolis GO (Convention Center Project) Series
      2000 DN (Bayerische Landesbank Girozentrale
      SBPA) (A-1+, VMIG-1)
      1.70%(b)                                                 02/07/05      4,000       4,000,000
   Minneapolis GO (Convention Center Project) Series
      2004A DN (Dexia SBPA) (A-1+, VMIG-1)
      1.70%(b)                                                 02/07/05      6,570       6,570,000
   Minneapolis GO (Home Owner & Renovation Stage
      III Project) Series 1994A DN (Bayerische
      Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
      1.70%(b)                                                 02/07/05         40          40,000
   Minneapolis GO (Public Library Project) Series 2003
      DN (Dexia Bank SBPA) (A-1+, VMIG-1)
      1.70%(b)                                                 02/07/05     10,485      10,485,000
   Minneapolis GO Series 2003 DN (Dexia Bank SBPA)
      (A-1+, VMIG-1)
      1.70%(b)                                                 02/07/05      1,800       1,800,000
   Minnesota GO (Citibank Trust Receipts) Series
      2002R-ROC-II-1031 DN (Citibank Liquidity
      Facility) (A-1+)
      1.89%(b)                                                 02/07/05      5,070       5,070,000
   Minnesota Higher Education Facilities Authority RB
      (Carleton College Project) Series 2000G DN
      (Wells Fargo Bank LOC) (VMIG-1)
      1.70%(b)                                                 02/07/05      5,180       5,180,000
   Minnesota Public Facilities Authority Water PCRB
      (Wachovia Merlots Trust Receipts) Series 2002A
      DN (Wachovia Bank N.A. SBPA) (VMIG-1)
      1.91%(b)                                                 02/07/05     14,735      14,735,000
   St. Cloud GO (Infrastructure Management Fund
      Project) Series 2004 DN (Dexia SBPA)
      (A-1+, VMIG-1)
      1.75%(b)                                                 02/07/05      5,000       5,000,000
   West St. Paul Independent School District Number
      197 RB (CitiGroup Trust Receipts) Series
      6506-ROC-R-II DN (Citibank SBPA) (A-1+)
      1.89%(b)                                                 02/07/05      7,195       7,195,000
                                                                                      ============
                                                                                        81,195,000
                                                                                      ------------

                                       15

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Mississippi - 0.8%
   Mississippi Development Bank Special Obligation
      RB (Correctional Facilities Project) Series 2002
      DN (AMBAC Insurance, Amsouth Bank of
      Alabama SBPA) (A-1)
      1.94%(b)                                                 02/07/05    $ 3,855     $ 3,855,000
   Mississippi Development Bank Special Obligation
      RB (Mississippi Bond Program Harrison County
      Project) Series 2003 DN (AMBAC Insurance,
      Banque Nationale de Paribas SBPA) (A-1+)
      1.94%(b)                                                 02/07/05      9,000       9,000,000
   Mississippi Development Bank Special Obligation
      RB (Wachovia Merlots Trust Receipts) Series
      2001A-16 DN (AMBAC Insurance) (VMIG-1)
      1.91%(b)                                                 02/07/05      7,500       7,500,000
                                                                                       ===========
                                                                                        20,355,000
                                                                                       -----------
Missouri - 0.9%
   Medical Center Educational Building Corp. RB
      (Adult Hospital Project) Series 2001 DN (Amsouth
      Bank of Alabama LOC) (A-1)
      1.84%(b)                                                 02/07/05     15,000      15,000,000
   Missouri State Board Public Buildings Special
      Obligation RB (Wachovia Merlots Trust Receipts)
      Series 2003A DN (Wachovia Bank N.A. SBPA)
      (VMIG-1)
      1.91%(b)                                                 02/07/05      4,985       4,985,000
   Missouri State Development Finance Board Lease
      RB Series 1999 DN (TransAmerican Life
      Insurance) (A-1+)
      1.88%(b)                                                 02/07/05        700         700,000
   St. Louis County Multi-Family Housing IDRB
      (Heatherbrook Gardens Project) Series 2002 DN
      (U.S. Bank N.A. LOC)
      2.03%(b)                                                 02/07/05      1,765       1,765,000
                                                                                       ===========
                                                                                        22,450,000
                                                                                       -----------
Multi-State - 1.9%
   Municipal Securities Pool Trust Receipts RB Series
      2004-17 DN (Multiple Insurances) (A-1+)
      1.99%(b)(c)                                              02/07/05     14,325      14,325,000
   Municipal Securities Pool Trust Receipts RB Series
      2004-18 DN (Multiple Insurances) (A-1+)
      1.99%(b)(c)                                              02/07/05     28,085      28,085,000
   Puttable Floating Option Tax-Exempt Trust Receipts
      RB Series 2005A DN (Merrill Lynch Capital
      Services SBPA) (F-1+)
      1.99%(b)                                                 02/07/05      3,455       3,455,000
                                                                                       ===========
                                                                                        45,865,000
                                                                                       -----------
Nebraska - 0.3%
   Omaha GO (Citibank Eagle Trust Receipts) Series
      2004A DN (Citibank SBPA) (A-1+)
      1.89%(b)                                                 02/07/05      8,000       8,000,000
                                                                                       -----------
Nevada - 0.8%
   Clark County School District Municipal Securities
      Trust Certificates RB (Bear Stearns Trust
      Receipts) Series 2001A DN (FSA Insurance, Bear
      Stearns Capital Markets Liquidity Facility) (A-1+)
      1.91%(b)(c)                                              02/07/05     12,480      12,480,000
   Reno Capital Improvement RB (Bear Stearns Trust
      Certificates) Series 2002A DN (FGIC Insurance,
      Bear Stearns LOC) (A-1)
      1.91%(b)(c)                                              02/07/05      6,000       6,000,000
                                                                                       ===========
                                                                                        18,480,000
                                                                                       -----------
New Hampshire - 0.3%
   New Hampshire Health & Educational Facilities
      Authority RB (Southern New Hampshire Medical
      Center Project) Series 2004B DN (Radian Asset
      Assurance Guaranty, Fleet Bank SBPA) (A-1+)
      1.94%(b)                                                 02/07/05    $ 7,000     $ 7,000,000
                                                                                       -----------
New Jersey - 2.4%
   Essex County Improvement Authority RB (Pooled
      Governmental Loan Program) Series 1986 DN
      (First Union Bank LOC) (VMIG-1)
      1.80%(b)                                                 02/07/05        900         900,000
   New Jersey Economic Development Authority RB
      (Citibank Trust Receipts) Series 2004
      ROCS-II-R-309 DN (Assured Guaranty Corp.
      Insurance) (A-1+)
      1.89%(b)                                                 02/07/05      4,000       4,000,000
   New Jersey Economic Development Authority RB
      (First Mortgage of Winchester Project) Series
      2004B DN (Valley National Bank LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05        100         100,000
   New Jersey GO (Lehman Trust Receipts) Series
      2004D-L55J DN (Lehman Brothers, Inc. Liquidity
      Facility) (VMIG-1, F-1)
      1.87%(b)                                                 02/07/05     20,150      20,150,000
   New Jersey Health Care Facilities Financing
      Authority RB (Merrill Lynch P-Float Trust
      Receipts) Series 2001 PT-1319 DN (AMBAC
      Insurance, Merrill Lynch Capital Services SBPA)
      (A-1)
      1.89%(b)                                                 02/07/05      5,900       5,900,000
   New Jersey Housing & Mortgage Finance Agency
      RB (Single Family Housing Project) Series 2004E
      MB (AIG Matched Funding Corp. LOC)
      (SP-1+, MIG-1)
      1.00%                                                    04/01/05      7,000       7,000,000
   New Jersey State GO Series 2004A TAN
      (SP-1+, MIG-1)
      3.00%                                                    06/24/05     20,000      20,100,648
                                                                                       ===========
                                                                                        58,150,648
                                                                                       -----------
New Mexico - 0.6%
   New Mexico Financial Authority RB (Cigarette Tax
      Project) Series 2004B DN (MBIA Insurance, Bank
      of America N.A. SBPA) (A-1+, VMIG-1)
      1.85%(b)                                                 02/07/05      3,500       3,500,000
   New Mexico GO (Lehman Trust Receipts) Series
      2004L-38 DN (Lehman Liquidity Co. Guaranty)
      (SP-1+, MIG1)
      1.89%(b)                                                 02/07/05     10,250      10,250,000

                                                                                       ===========
                                                                                        13,750,000
                                                                                       -----------
New York - 6.5%
   City of New York GO (Citibank Trust Receipts) Series
      2003R ROC-II-251A DN (Citibank Liquidity
      Facility) (VMIG-1)
      1.91%(b)                                                 02/07/05     20,000      20,000,000
   City of New York GO (Morgan Stanley Trust
      Receipts) Series 2002-725X DN (FSA Insurance,
      Morgan Stanley Group Liquidity Facility) (VMIG-1)
      1.86%(b)                                                 02/07/05      7,500       7,500,000
   City of New York GO Series 1994H-4 DN
      (Kredietbank N.V. LOC) (A-1, VMIG-1)
      1.81%(b)                                                 02/07/05         50          50,000
   City of New York GO Series 2003A-2 DN (Bank of
      America LOC) (A-1, VMIG-1)
      1.83%(b)                                                 02/07/05      5,370       5,370,000

                                       16

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
New York (continued)
   City of New York Municipal Water Finance Authority
      RB (Wachovia Merlots Trust Receipts) Series
      2000D DN (Wachovia Bank N.A. LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05    $16,875    $ 16,875,000
   City of New York Transitional Finance Authority RB
      Series 2003-7 DN (Banque Nationale de Paribas
      SBPA) (VMIG-1)
      1.87%(b)                                                 02/07/05      3,555       3,555,000
   Dormitory Authority of the State of New York RB
      (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
      National Bank LOC) (A-1)
      1.82%(b)                                                 02/07/05        170         170,000
   Dormitory Authority of the State of New York RB
      (Teresian Housing Corp. Project) Series 2003 DN
      (Lloyds Bank LOC) (A-1+)
      1.82%(b)                                                 02/07/05     15,805      15,805,000
   Dormitory Authority of the State of New York RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-30 DN (AMBAC Insurance, Wachovia Bank
      N.A. SBPA) (VMIG-1)
      1.88%(b)                                                 02/07/05      2,980       2,980,000
   Dormitory Authority of the State of New York RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-65 DN (MBIA Insurance, Wachovia Bank
      N.A. SBPA) (VMIG-1)
      1.88%(b)                                                 02/07/05      3,530       3,530,000
   Dormitory Authority of the State of New York RB
      (Wachovia Merlots Trust Reciepts) Series 2003
      DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
      (VMIG-1)
      1.88%(b)                                                 02/07/05      7,455       7,455,000
   Metropolitan Transportation Authority GO Series
      2004A-4 DN (XLCA Insurance, Depfa Bank PLC
      SBPA) (A-1+, VMIG-1)
      1.79%(b)                                                 02/07/05      4,715       4,715,000
   Metropolitan Transportation Authority GO Series
      2004 MB (MBIA Insurance) (A-1+, P-1)
      1.80%                                                    02/08/05     10,000      10,000,000
   Metropolitan Transportation Authority RB (Merrill
      Lynch P-Float Trust Receipts) Series 2003R
      PA-1121 MB (MBIA Insurance, Merrill Lynch &
      Co. SBPA) (A-1)
      1.03%                                                    03/10/05     10,000      10,000,000
   Metropolitan Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series 2000F
      DN (Wachovia Bank N.A. LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05      5,000       5,000,000
   Metropolitan Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2002A-52 DN (Wachovia Bank N.A. Liquidity
      Facility) (VMIG-1)
      1.88%(b)                                                 02/07/05      8,445       8,445,000
   Metropolitan Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2004B-16 DN (FGIC Insurance, Wachovia Bank
      N.A. SBPA)
      1.88%(b)                                                 02/07/05      5,000       5,000,000
   New York City GO Series 1994H-4 DN (AMBAC
      Insurance) (A-1, VMIG-1)
      1.82%(b)                                                 02/01/05      4,425       4,425,000
   New York Environmental Facilities Clean Water &
      Drinking RB (Citibank Trust Receipts) Series
      2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
      1.86%(b)                                                 02/07/05      1,855       1,855,000
   New York Environmental Facility Clean Water &
      Drinking RB (Wachovia Merlots Trust Receipts)
      Series 2004B DN (Wachovia Bank N.A. SBPA)
      (A-1)
      1.88%(b)                                                 02/07/05    $ 5,400    $  5,400,000
   New York GO Series 2004H-3 DN (Bank of New York
      LOC) (VMIG-1)
      1.82%(b)                                                 02/07/05      5,000       5,000,000
   Triborough Bridge & Tunnel Authority RB (Merrill
      Lynch P-Float Trust Receipts) Series 2002 PA-956
      DN (Merrill Lynch Capital Services Liquidity
      Facility) (A-1+)
      1.89%(b)                                                 02/07/05      5,000       5,000,000
   Triborough Bridge & Tunnel Authority RB (Wachovia
      Merlots Trust Receipts) Series 2003B-03 DN
      (MBIA Insurance, Wachovia Bank N.A. Liquidity
      Facility) (VMIG-1)
      1.88%(b)                                                 02/07/05      8,970       8,970,000
                                                                                      ============
                                                                                       157,100,000
                                                                                      ------------
North Carolina - 2.0%
   Charlotte Certificates of Participation (Convention
      Facilities Project) Series 2003B DN (Wachovia
      Bank N.A. LOC) (A-1, VMIG-1)
      1.90%(b)                                                 02/07/05      7,085       7,085,001
   Guilford County Industrial Facilities & Pollution
      Control Financing Authority RB (Recreational
      Facilities-YMCA Project) Series 2002 DN (Branch
      Banking & Trust Co. LOC) (VMIG-1)
      1.87%(b)                                                 02/07/05        345         345,000
   North Carolina Capital Facilities Finance Agency
      Educational Facilities RB Series 2001 DN (Branch
      Banking & Trust Co. LOC) (VMIG-1)
      1.87%(b)                                                 02/07/05      2,130       2,130,000
   North Carolina GO Series 2003A-23 DN (Wachovia
      Bank N.A. SBPA) (A-1)
      1.91%(b)                                                 02/07/05      6,300       6,300,000
   North Carolina Medical Care Commission Hospital
      RB (Baptist Hospital Project) Series 1992B DN
      (Wachovia Bank N.A. LOC) (A-1, VMIG-1)
      1.83%(b)                                                 02/07/05      1,100       1,100,000
   North Carolina Medical Care Commission Hospital
      RB (Park Ridge Hospital Project) Series 1988 DN
      (NationsBank LOC) (A-1+)
      1.85%(b)                                                 02/07/05      1,275       1,275,000
   North Carolina Medical Care Commission
      Retirement Facilities RB (Aldersgate Project)
      Series 2001 DN (Branch Banking & Trust Co.
      LOC) (A-1)
      1.95%(b)                                                 02/07/05      6,070       6,070,000
   North Carolina Medical Care Commission
      Retirement Facilities RB (Brookwood Project)
      Series 2001C DN (Branch Banking & Trust Co.
      LOC) (A-1)
      1.95%(b)                                                 02/07/05      4,500       4,500,000
   North Carolina Medical Care Community Hospital
      RB (Duke University Hospital Project) Series
      1985B DN (Wachovia Bank N.A. SBPA)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05        300         300,000
   North Carolina Municipal Power Agency RB
      (Catawba Electric Co. Project) Series 2003 DN
      (MBIA Insurance, Bank of New York SBPA) (A-1+)
      1.88%(b)                                                 02/07/05      2,600       2,600,000

                                       17

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
   North Carolina Municipal Power Agency RB (Merrill
      Lynch P-Float Trust Receipts, Catawba Electric
      Co. Project) Series 2003 MB (AMBAC Insurance,
      Merrill Lynch Capital Services SPBA) (AAA, F-1+)
      2.40%                                                    01/19/06    $ 3,995     $ 3,995,000
   North Carolina State GO Series 2004A MB
      (AAA, Aa1)
      2.00%                                                    03/01/05      7,000       7,003,920
   Raleigh County COP (Packaging Facilities Project)
      Series 2000A DN (Bank of America N.A. SBPA)
      (A-1+, VMIG-1)
      1.85%(b)                                                 02/07/05      1,545       1,545,000
   Wake County GO Series 2004A MB (Landesbank
      Hessen-Thuringen Girozentrale SBPA)
      (A-1+, MIG-1)
      2.00%                                                    04/01/05      5,000       5,038,567
                                                                                       ===========
                                                                                        49,287,488
                                                                                       -----------
North Dakota - 0.2%
   Oliver County PCRB (Wachovia Merlots Trust
      Receipts) Series 2003B-7 DN (AMBAC Insurance,
      Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
      1.91%(b)                                                 02/07/05      4,980       4,980,000
                                                                                       -----------
Ohio - 3.5%
   Akron Income Tax RB (Community Learning
      Centers Project) Series 2004A DN (FGIC
      Insurance, ABN-AMRO Bank N.V. SBPA)
      (A-1, F-1+)
      1.88%(b)                                                 02/01/05     22,000      22,000,000
   Butler County Healthcare Facilities RB (University
      of Cincinnati Physicians LLC Project) Series 2001
      DN (Fifth Third Bank N.A. LOC)
      1.86%(b)                                                 02/07/05      2,700       2,700,000
   Butler Hospital Facilities RB (Ucpha, Inc. Project)
      Series 2004 DN (Huntington Capital LOC) (A-1)
      1.90%(b)                                                 02/07/05     13,750      13,750,000
   Cambridge City Hospital Facilities Authority RB
      (Regional Medical Center Project) Series 2001 DN
      (National City Bank N.A. LOC) (VMIG-1)
      1.89%(b)                                                 02/07/05      2,100       2,100,000
   Carroll County RB (Health Care Facilities Project)
      Series 2000 DN (National City Bank N.A. LOC)
      1.92%(b)                                                 02/07/05        565         565,000
   City of Westerville GO (ABN-AMRO Munitops Trust
      Certificates) Series 2001 DN (ABN-AMRO Bank
      N.V. LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05      1,000       1,000,000
   Columbus GO Series 1996-1 DN (Westdeutsche
      Landesbank Girozentrale LOC) (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05        225         225,000
   Franklin County Municipal Securities Trust
      Certificates RB Series 2002A-9047 DN (AMBAC
      Insurance, Bear Stearns SBPA) (A-1)
      1.87%(b)                                                 02/07/05      4,100       4,100,000
   Hamilton County Hospital Facilities RB (Elizabeth
      Gamble Project) Series 2002A DN (Morgan
      Guaranty Trust LOC) (VMIG-1)
      1.84%(b)                                                 02/07/05      6,000       6,000,000
   Hamilton County Hospital Facilities RB (Health
     Alliance Project) Series 1997B DN (MBIA
     Insurance, Credit Suisse SBPA) ) (A-1+, VMIG-1)
      1.84%(b)                                                 02/07/05      2,500       2,500,000
   Lucas County Health Facilities Authority RB
      (Lutheran Homes Society Project) Series 1996 DN
      (Bank One N.A. LOC) (A-1+)
      1.84%(b)                                                 02/07/05    $   800     $   800,000
   Ohio GO (Citibank Trust Receipts) Series
      2003R-4015 ROC II DN (Citigroup Global Markets
      Liquidity Facility) (VMIG-1)
      1.88%(b)                                                 02/07/05      3,730       3,730,000
   Ohio Higher Education Facility RB (Ashland
      University Project) Series 2004 DN (KeyBank N.A.
      LOC) (A-1)
      1.89%(b)                                                 02/07/05      4,000       4,000,000
   University of Cincinatti RB Series 2004B DN
      (AMBAC Insurance, Bayerische Landesbank
      Girozentrale SBPA) (A-1+, VMIG-1)
      1.84%(b)                                                 02/07/05     11,700      11,700,000
   University of Toledo RB (Societe Generale Trust
      Receipts) Series 2001 SGA-125 DN (FGIC
      Insurance, Societe Generale Liquidity Facility)
      (A-1+)
      1.87%(b)                                                 02/07/05      3,200       3,200,000
   Warren County Healthcare Facilities RB (Otterbein
      Homes Project) Series 1998B DN (Fifth Third
      Bank N.A. LOC) (A-1+)
      1.88%(b)                                                 02/07/05        920         920,185
   Washington County RB (Hospital Facilities Project)
      Series 2001 DN (Fifth Third Bank N.A. LOC)
      1.86%(b)                                                 02/07/05      1,500       1,500,000
   Wood County Facilities Import Piping Industry RB
      Series 2001 DN (KeyBank N.A. LOC)
      1.92%(b)                                                 02/07/05      2,795       2,795,000
                                                                                       ===========
                                                                                        83,585,185
                                                                                       -----------
Oklahoma - 0.1%
   Oklahoma State Industrial Authority RB (Casady
      School Project) Series 2001 DN (Bank One N.A.
      LOC)
      2.05%(b)                                                 02/07/05      2,575       2,575,000
                                                                                       -----------
Oregon - 0.4%
   Umitilla County Hospital Facility Authority RB
      (Catholic Health Project) Series 1997B DN
      (Bayerische Landesbank Girozentrale LOC)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      6,020       6,020,000
                                                                                       -----------
Pennsylvania - 3.0%
   Delaware Valley IDRB (Citibank Trust Receipts)
      Series 2001 DN (AMBAC Insurance, Bank of New
      York SBPA) (A-1+)
      1.89%(b)                                                 02/07/05      5,000       5,000,000
   Franklin County IDRB (Chambersburg Hospital
      Project) Series 2000 DN (AMBAC Insurance,
      Wachovia Bank N.A. SBPA) (A-1)
      1.94%(b)                                                 02/07/05      1,595       1,595,000
   Lancaster County Hospital Authority RB (Landis
      Homes Retirement Community Project) Series
      2002 DN (M&T Bank Corp. LOC) (A-1)
      1.92%(b)                                                 02/07/05      4,195       4,195,000
   Lancaster County Hospital Authority RB (Willow
      Valley Retirement Project) Series 2002A DN
      (Radian Insurance, Fleet SBPA) (A-1+)
      1.94%(b)                                                 02/07/05     13,200      13,200,000

                                       18

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
   Pennsylvania Higher Educational Facilities
      Authority RB (Merrill Lynch P-Float Trust
      Receipts) Series 2003 PT-802 DN (Merrill Lynch
      & Co. Guaranty) (A-1, A+)
      1.94%(b)                                                 02/07/05    $ 7,400     $ 7,400,000
   Pennsylvania Higher Educational Facilities
      Authority RB (Merrill Lynch P-Float Trust
      Receipts) Series 2004 MT-042 DN (Lloyds Bank
      LOC, Merrill Lynch Capital Services SBPA) (F-1+)
      1.90%(b)                                                 02/07/05     15,200      15,200,000
   Philadelphia IDRB (Gift of Life Donor Program
      Project) Series 2003 DN (Commerce Bank N.A.
      LOC) (A-1, VMIG-1)
      1.87%(b)                                                 02/07/05      6,900       6,900,000
   Southeastern Pennsylvania Transportation
      Authority Municipal Securities Trust Certificates
      RB (Bear Stearns Municipal Trust Certificates)
      Series 2001-9016 DN (FGIC Insurance) (A-1)
      1.87%(b)                                                 02/07/05      5,500       5,500,000
   Upper Merion Municipal Utility Authority RB Series
      2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
      1.87%(b)                                                 02/07/05     12,165      12,165,000
                                                                                       ===========
                                                                                        71,155,000
                                                                                       -----------
Puerto Rico - 0.7%
   Commonwealth of Puerto Rico GO (Tender Option
      Certificates) Series 2001 DN (FSA Insurance,
      Bank of New York Liquidity Facility) (A-1+)
      1.85%(b)                                                 02/07/05      7,700       7,700,000
   Commonwealth of Puerto Rico Highway &
      Transportation Authority RB (Merrill Lynch
      P-Float Trust Receipts) Series 2002 PT-1052 DN
      (Merrill Lynch Capital Services Liquidity Facility)
      (A-1)
      1.87%(b)                                                 02/07/05     10,295      10,295,000
                                                                                       ===========
                                                                                        17,995,000
                                                                                       -----------
South Carolina - 0.7%
   Oconee PCRB (Duke Facilities Project) Series 1993
      DN (Bank One N.A. LOC) (P-1)
      1.85%(b)                                                 02/07/05      7,000       7,000,000
   South Carolina Transitional Infrastructure RB
      (ABN-AMRO Munitops Trust Certificates) Series
      2002A DN (AMBAC Insurance, ABN-AMRO Bank
      N.V. SBPA) (VMIG-1)
      1.89%(b)                                                 02/07/05     10,475      10,475,000
                                                                                       ===========
                                                                                        17,475,000
                                                                                       -----------
Tennessee - 3.3%
   City of Chattanooga Health, Education & Housing
      Facility Board RB Series 1999 DN (Amsouth Bank
      of Alabama LOC) (A-1)
      1.99%(b)                                                 02/07/05     12,400      12,400,000
   Clarksville Public Building Authority RB Tennesse
      Municipal Board Series 2001 DN (Bank of
      America LOC) (VMIG-1)
      1.92%(b)                                                 02/01/05     11,885      11,885,000
   Cleveland IDRB (YMCA Chattan Project) Series 1999
      DN (SunTrust Bank LOC)
      1.85%(b)                                                 02/07/05      1,400       1,400,000
   Gallatin Industrial Development Board Educational
      Facilities RB (John Vianney School Project) Series
      2002 DN (SunTrust Bank LOC) (VMIG-1)
      1.90%(b)                                                 02/07/05      2,070       2,070,000
   Jackson Energy Authority RB (Gas System Project)
      Series 2002 DN (FSA Insurance) (VMIG-1)
      1.85%(b)                                                 02/07/05    $ 5,065     $ 5,065,000
   Jackson Energy Authority RB (Water System
      Project) Series 2004 DN (XLCA Insurance,
      SunTrust Bank SBPA) (AAA, VMIG-1)
      1.85%(b)                                                 02/07/05      5,000       5,000,000
   Memphis GO Series 1995A DN (Westdeutsche
      Landesbank Girozentrale LOC) (A-1+, VMIG-1)
      1.88%(b)                                                 02/07/05        400         400,000
   Metropolitan Government of Nashville & Davidson
      County Health & Education Board RB (Ascension
      Health Credit Project) Series 2001B-2 DN
      (A-1+, VMIG-1)
      2.30%(b)                                                 02/07/05      3,000       3,000,000
   Metropolitan Government of Nashville & Davidson
      County Health & Education Board RB (Belmont
      University Project) Series 1997 DN (SunTrust
      Bank LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05      3,100       3,100,000
   Metropolitan Government of Nashville & Davidson
      County Health & Education Board RB (Nashville
      Christian School Project) Series 2003 DN
      (SunTrust Bank LOC) (VMIG-1)
      1.91%(b)                                                 02/07/05        500         500,000
   Metropolitan Government of Nashville & Davidson
      County IDRB (Trevecca Nazarene Project) Series
      2003 DN (SunTrust Bank LOC)
      1.85%(b)                                                 02/07/05      5,300       5,300,000
   Metropolitan Government of Nashville & Davidson
      County IDRB (Universtiy School Project) Series
      2002 DN (SunTrust Bank LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05      4,000       4,000,000
   Montgomery County Public Building Authority
      Pooled Financing RB (Tennessee County Loan
      Pool Project) Series 1997 DN (NationsBank LOC)
      (VMIG-1)
      1.85%(b)                                                 02/07/05      2,170       2,170,000
   Montgomery County Public Building Authority RB
      Series 2004 DN (Bank of America LOC) (VMIG1)
      1.92%(b)                                                 02/07/05      1,500       1,500,000
   Shelby County Health Educational & Housing
      Authority RB Series 1994 DN (Credit Suisse LOC)
      (A-1+)
      1.90%(b)                                                 02/07/05      6,500       6,500,000
   Tennergy Gas Corp. RB Series 1999 MB (MBIA
      Insurance) (AAA, Aaa)
      5.00%                                                    06/01/05     13,890      14,046,746
   Washington County IDRB (Springbrook Properties
      Project) Series 1996 DN (SunTrust Bank LOC)
      (A-1+, VMIG-1)
      1.85%(b)                                                 02/07/05        900         900,000
                                                                                       ===========
                                                                                        79,236,746
                                                                                       -----------
Texas - 8.9%
   Austin Water & Wastewater System RB (Wachovia
      Merlots Trust Receipts) Series 2000 DN (MBIA
      Insurance) (VMIG-1)
      1.91%(b)                                                 02/07/05      2,485       2,485,000
   Cypress Fairbanks Independent School District GO
      (Wachovia Merlot Trust Receipts) Series 2004
      C-16 DN (PSFG Guaranty) (VMIG-1)
      1.87%(b)                                                 02/07/05      4,500       4,500,000

                                       19

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   De Soto Independent School District RB (Citigroup
      Trust Receipts) Series 2004R-2107 ROC II DN
      (PSF Guaranty, Citigroup Global Markets Liquidity
      Facility) (A-1+)
      1.89%(b)                                                 02/07/05    $ 6,150    $  6,150,000
   Eagle Mountain & Saginaw Independent School
      District GO (Municipal Securities Trust Receipts)
      Series 2003 SGA-141 DN (PSF Guaranty, Societe
      Generale Liquidity Facility) (A-1+)
      1.89%(b)                                                 02/07/05      4,000       4,000,000
   Harris County RB (Citibank Trust Receipts) Series
      2002-1029 ROC II DN (FSA Insurance) (A-1+)
      1.89%(b)                                                 02/07/05      1,885       1,885,000
   Houston Utility Systems RB (Wachovia Merlots
      Trust Receipts) Series 2004C DN (MBIA
      Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
      1.91%(b)                                                 02/07/05      7,695       7,695,000
   Houston Water & Sewer RB (Stars Certificates
      Project) Series 2003 DN (FSA Insurance) (VMIG-1)
      1.88%(b)                                                 02/07/05      1,585       1,585,000
   Lower Colorado River Authority RB (Wachovia
      Merlots Trust Receipts) Series 2000 DN (FSA
      Insurance, Wachovia Bank N.A. SBPA)
      (Aaa, VMIG-1)
      1.91%(b)                                                 02/07/05      2,000       2,000,000
   Lower Neches Valley Authority Exempt Facilities
      IDRB (ExxonMobil Corp. Project) Series 2001A DN
      (A-1+, VMIG-1)
      1.85%(b)                                                 02/01/05      6,100       6,100,000
   San Antonio Electric & Gas RB Series 2003 DN
      (Bank of America N.A. LOC) (A-1+)
      1.88%(b)                                                 02/07/05      7,000       7,000,000
   San Antonio Electric & Gas Systems RB (Jr. Lien
      Project) Series 2004 MB (Banque Nationale de
      Paribas SBPA) (A-1+, MIG-1)
      2.20%                                                    12/01/05     11,000      11,000,000
   San Marcos Independent School District GO
      (Wachovia Merlot Trust Receipts) Series
      2004C-23 MB (Texas Permanent School Funding)
      (MIG-1)
      1.70%                                                    09/16/05      2,435       2,435,000
   Texas A&M University RB (Citibank Trust Receipts)
      Series 2003R-4005 ROC II DN (Citibank Liquidity
      Facility, Texas Permanent School Funding)
      (VMIG-1)
      1.89%(b)                                                 02/07/05      4,980       4,980,000
   Texas GO (Lehman Trust Receipts) Series 2004 DN
      (Lehman Liquidity Facility) (A-1, MIG-1)
      1.89%(b)                                                 02/03/05     20,000      20,000,000
   Texas GO Series 2004 TRAN (SP-1+, MIG-1)
      3.00%                                                    08/31/05     95,000      95,699,391
   Texas Technology University RB (Bear Stearns Trust
      Receipts) Series 2002A DN (MBIA Insurance)
      (A-1)
      1.91%(b)(c)                                              02/07/05     13,630      13,630,000
   University of Texas Permanent University Fund RB
      (Citibank Trust Receipts) Series 2004-ROC-
      II-6004 DN (Citibank N.A. Liquidity Facility) (A-1+)
      1.89%(b)                                                 02/07/05     10,640      10,640,000
   University of Texas Permanent University Fund RB
      (Municipal Trust Receipts) Series 2004-SGB-55
      DN (Societe Generale SBPA) (A-1+)
      1.89%(b)                                                 02/07/05      6,690       6,690,000
   University of Texas RB (Wachovia Merlots Trust
      Reciepts) Series 2003B-14 DN (Wachovia Bank
      N.A. SBPA) (VMIG-1)
      1.91%(b)                                                 02/07/05    $ 6,265    $  6,265,000
                                                                                      ============
                                                                                       214,739,391
                                                                                      ------------
Vermont - 0.3%
   Vermont Economic Development Authority RB
      (Green Mountain College Project) Series 2003A
      DN (Key Bank N.A. LOC)
      1.92%(b)                                                 02/07/05      7,775       7,775,000
                                                                                      ------------
Virginia - 3.5%
   Chesterfield County IDRB (Merrill Lynch P-Float
      Trust Receipts) Series 2004 PT-2133 DN (Merrill
      Lynch & Co. Guaranty, Merrill Lynch Capital
      Services SBPA) (F-1+, AA-)
      1.93%(b)                                                 02/03/05      9,750       9,750,000
   Chesterfield County IDRB (Merrill Lynch Trust
      Receipts) Series 2003 PT-886 DN (Merrill Lynch
      & Co. Guaranty) (F-1+)
      1.93%(b)                                                 02/07/05     24,995      24,995,000
   Commonwealth of Virginia Transportation Authority
      RB (Citibank Trust Receipts) Series 1999 DN
      (Citibank Liquidity Facility) (A-1+)
      1.89%(b)                                                 02/07/05        800         804,375
   Commonwealth of Virginia Transportation Board RB
      (Citibank Trust Receipts) Series 2000 SG-134 DN
      (Societe Generale SBPA) (A-1+)
      1.86%(b)                                                 02/07/05      6,500       6,500,000
   Commonwealth of Virginia Transportation Board RB
      (Citibank Trust Receipts) Series 2002-1013 DN
      (Citibank Liquidity Facility) (A-1+)
      1.89%(b)                                                 02/07/05      6,025       6,025,000
   Fairfax County Economic Development Authority RB
      (Citibank Trust Receipts) Series 2003
      ROCS-II-R-4024 DN (Citibank Liquidity Facility)
      (VMIG-1)
      1.89%(b)                                                 02/07/05      4,755       4,755,000
   Hampton Roads Regional Jail Authority Facilities
      RB (Citibank Trust Receipts) Series 2004
      ROCS-RR-II-R-2156 DN (MBIA Insurance)
      (VMIG-1)
      1.89%(b)                                                 02/07/05      4,995       4,995,000
   Norfolk Educational Development Authority
      Hosptial Facilities RB (Citigroup Trust Receipts)
      Series R322 ROC- R-II DN (Citibank Liquidity
      Facility) (VMIG-1)
      1.89%(b)                                                 02/07/05     13,470      13,470,000
   Richmond GO Series 2004 RAN (SP-1+, MIG-1)
      3.50%                                                    06/28/05     10,000      10,061,515
   Virginia Public School Authority RB (Citigroup
      Global Markets Trust Receipts) Series
      2003R-4050-ROC-II DN (Citigroup Liquidity
      Facility) (A-1+)
      1.89%(b)                                                 02/07/05      1,990       1,990,000
                                                                                      ============
                                                                                        83,345,890
                                                                                      ------------
Washington - 2.3%
   King County GO (ABN-AMRO Munitops Trust
      Certificates) Series 2001-1 DN (MBIA Insurance)
      (VMIG-1)
      1.89%(b)                                                 02/07/05      2,500       2,500,000

                                       20

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNIFUND (CONCLUDED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Washington (continued)
   King County School District Municipal Securities
      Trust Certificates RB (Highline Public Schools
      Project) Series 2002 DN (FGIC Insurance) (A-1)
      1.91%(b)(c)                                              02/07/05    $11,750   $   11,750,000
   Seattle GO (Bear Stearns Municipal Trust Receipts)
      Series 2003 SGA-142 DN (Societe Generale SBPA)
      (A-1+)
      1.89%(b)                                                 02/07/05      4,000        4,000,000
   Seattle Municipal Light & Power RB (Wachovia
      Merlots Trust Receipts) Series 2001A-56 DN (FSA
      Insurance, Wachovia Bank N.A. Liquidity Facility)
      (VMIG-1)
      1.91%(b)                                                 02/07/05      7,425        7,425,000
   Spokane County School District No. 081 GO
      (Citibank Trust Receipts) Series 2003R-ROC-
      II-4000 DN (FSA Insurance, Citibank Liquidity
      Facility) (VMIG-1)
      1.89%(b)                                                 02/07/05      3,575        3,575,000
   Washington GO (Piper Jaffray Trust Certificates)
      Series 2002G DN (Bank of New York LOC)
      (VMIG-1)
      1.92%(b)                                                 02/07/05      5,170        5,170,000
   Washington GO (Wachovia Merlots Trust Receipts)
      Series 2002A-57 DN (MBIA Insurance) (VMIG-1)
      1.91%(b)                                                 02/07/05      7,310        7,310,000
   Washington Housing Financing Committee
      Non-Profit Housing RB (Emerald Heights Project)
      Series 2003 DN (Bank of America N.A. LOC)
      (F-1+)
      1.85%(b)                                                 02/01/05      6,280        6,280,000
   Washington State Housing Finance Committee
      Non-Profit Housing RB (YMCA Tacoma & Pierce
      Project) Series 1998A DN (Key Bank N.A. LOC)
      (A1, VMIG-1)
      1.87%(b)                                                 02/07/05      2,810        2,810,000
   Washington State Housing Finance Committee
      Non-Profit Housing RB (YMCA Tacoma & Pierce
      Project) Series 1998B DN (Key Bank N.A. LOC)
      (A1, VMIG-1)
      1.87%(b)                                                 02/07/05      4,650        4,650,000
                                                                                     ==============
                                                                                         55,470,000
                                                                                     --------------
West Virginia - 0.2%
   West Virginia Economic Development Authority RB
      (Juvenile Correctional Project) Series 2002A DN
      (MBIA Insurance, Bear Stearns Capital Markets
      Liquidity Facility) (A-1)
      1.91%(b)(c)                                              02/07/05      4,990        4,990,000
                                                                                     --------------
Wisconsin - 1.4%
   Appleton Redevelopment Authority RB (Fox City
      Project) Series 2001B DN (Bank One N.A. LOC)
      (VMIG-1)
      1.95%(b)                                                 02/07/05      8,100        8,100,000
   Southeast Wisconsin Professional Baseball Park
      RB (Wachovia Merlots Trust Receipts) Series
      2000Y DN (MBIA Insurance, Wachovia Bank N.A.
      SBPA) (VMIG-1)
      1.91%(b)                                                 02/07/05      5,280        5,280,000
   Wisconsin State Health & Educational Facilities
      Authority RB (Edgewood College Project) Series
      1997 DN (Bank One N.A. LOC)
      1.95%(b)                                                 02/07/05      6,415        6,415,000
   Wisconsin State Health & Educational Facilities
      Authority RB (Oakwood Village Project) Series
      2000B DN (Marshall & Ilsley Bank LOC) (A-1)
      1.88%(b)                                                 02/07/05      2,435        2,435,000
   Wisconsin State Health & Educational Facilities
      Authority RB (St. Joseph's Community Hospital
      Project) Series 2001 DN (Marshall & Ilsley Bank
      LOC) (A-1)
      1.88%(b)                                                 02/07/05    $10,800   $   10,800,000
                                                                                     ==============
                                                                                         33,030,000
                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES - 99.8%
   (Cost $2,398,940,189(a))                                                           2,398,940,189
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                              5,798,142
                                                                                     --------------
NET ASSETS - 100.0%                                                                  $2,404,738,331
                                                                                     ==============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of January 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January
     31, 2005, the Fund held 7.1% of its net assets, with a current market value of $170,665,000, in securities restricted as to resale.

                                       21

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                                    MUNICASH

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS - 99.8%
Alabama - 2.1%
   Brundidge IDRB (Carter Brothers Project) Series
      2001 AMT DN (Southtrust Bank LOC)
      2.01%(b)                                                 02/07/05    $   975    $   975,000
   Columbia IDRB (Alabama Power Co. Project) Series
      1998A AMT DN (The Southern Co. Guaranty)
      (A-1, VMIG-1)
      1.92%(b)                                                 02/01/05      6,200      6,200,000
   Eutaw Industrial Development Board PCRB
      (Alabama Power Co. Project) Series 1998 DN
      (A-1, VMIG-1)
      1.87%(b)                                                 02/01/05      4,300      4,300,000
   Jefferson County GO Warrants Series 2001B DN
      (Morgan Guaranty Trust LOC, Bayerische
      Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
      1.85%(b)                                                 02/01/05     25,800     25,800,000
   Mobile County GO Series 2002 BAN (MBIA
      Insurance) (AAA, Aaa)
      5.00%                                                    02/01/05        175        175,000
   Montgomery County Special Care Facilities
      Financing Authority RB (Baptist Medical Center
      Project) Series 1985A MB (A-1, Aaa)
      5.00%                                                    05/01/05      1,220      1,230,568
   Steele Industrial Development Board RB Series
      2001 AMT DN (Southtrust Bank LOC)
      1.96%(b)                                                 02/07/05      3,500      3,500,000
   Tuscaloosa IDRB Series 2000A AMT DN (Southtrust
      Bank LOC)
      2.01%(b)                                                 02/07/05      1,425      1,425,000
                                                                                      ===========
                                                                                       43,605,568
                                                                                      -----------
Alaska - 0.5%
   Anchorage Wastewater RB (Wachovia Merlots Trust
      Receipts) Series 2004C-25 MB (MBIA Insurance,
      Wachovia Bank Liquidity Facility) (Aaa)
      1.70%                                                    09/01/05      3,250      3,250,000
   Valdez Marine Terminal RB (Phillips Transportation,
      Inc. Project) Series 1994 MB (ConocoPhillips Co.
      Guaranty) (A-2, MIG-2)
      1.80%                                                    06/01/05      2,400      2,400,000
   Valdez Marine Terminal RB (Phillips Transportation,
      Inc. Project) Series 2002 MB (ConocoPhillips Co.
      Guaranty) (A-2, VMIG-2)
      1.47%                                                    05/01/05      4,500      4,500,000
                                                                                      ===========
                                                                                       10,150,000
                                                                                      -----------
Arizona - 2.3%
   Cochise County Solid Waste Disposal PCRB
      (Arizona Electric Co-op Project) Series 1994A
      AMT MB (National Rural Utilities LOC)
      (A-1, VMIG-1)
      1.55%                                                    03/01/05     11,500     11,500,000
   Pima County IDA Single Family Mortgage RB (Draw
      Down Project) Series 2003 AMT DN (Trinity
      Funding Guaranty)
      2.53%(b)                                                 03/02/05      7,671      7,671,000
   Pima County IDA Single Family Mortgage RB Series
      2002 DN (CDC Insurance)
      2.50%(b)                                                 02/07/05     27,524     27,524,000
   Yuma County Jail District RB Series 1996 MB
      (AMBAC Insurance)
      5.00%                                                    07/01/05        595        602,471
                                                                                      ===========
                                                                                       47,297,471
                                                                                      -----------
Arkansas - 0.3%
   City of Blytheville IDRB (Nucor Corp. Project) Series
      1998 AMT DN (A-1+, P-1)
      1.90%(b)                                                 02/07/05    $ 3,000    $ 3,000,000
   Maricopa County IDA Solid Waste Disposal RB
      Series 2004-048 AMT DN (Merrill Lynch Liquidity
      Facility) (A-1+)
      1.95%(b)                                                 02/07/05      1,770      1,770,000
   University of Arkansas RB (UAMS Campus Project)
      Series 2004A MB (MBIA Insurance)
      4.00%                                                    11/01/05      1,645      1,670,671
                                                                                      ===========
                                                                                        6,440,671
                                                                                      -----------
California - 4.0%
   California Economic Recovery RB Series 2004C-5
      DN (Bank of America SBPA) (A-1+, VMIG-1)
      1.82%(b)                                                 02/01/05      5,800      5,799,999
   California Economic Recovery RB Series 2004C-6
      DN (Citibank LOC) (A-1+, VMIG-1)
      1.88%(b)                                                 02/01/05     43,000     43,000,000
   California GO Series 2004A RAN (SP-1, MIG-1)
      3.00%                                                    06/30/05      6,250      6,281,714
   California GO Series 2004 MB (A, A3)
      3.00%                                                    03/01/05      8,000      8,009,503
   California Statewide Communities Development
      Authority Multi-Family RB (Merrill Lynch P-Float
      Trust Receipts) Series 2001 PT-353 AMT DN
      (Merrill Lynch & Co. Guaranty) (A-1+)
      1.95%(b)                                                 02/07/05     11,080     11,080,000
   California Statewide Communities Development
      Authority Multi-Family RB (Merrill Lynch P-Float
      Trust Receipts) Series 2003 PT-2001 AMT DN
      (Merrill Lynch & Co. Guaranty)
      1.95%(b)                                                 02/03/05      2,500      2,500,000
   Irvine Improvement Board Act of 1915 (Assessment
      District No. 89-10) Special Assessment Limited
      Obligation Series 1990 DN (Bayerische
      Landesbank Girozentrale LOC) (VMIG-1, F-1)
      1.93%(b)                                                 02/01/05        135        135,000
   Los Angeles IDRB (P&C Poultry Distributors
      Project) Series 1998 DN (Comercia Bank N.A.
      LOC)
      2.00%(b)                                                 02/03/05      2,500      2,500,000
   San Francisco City & County Airports Commission
      RB (International Airport Project) Series 2003
      PT-899 AMT DN (FSA Insurance, Merrill Lynch &
      Co. SBPA)
      1.93%(b)                                                 02/03/05      2,380      2,380,000
                                                                                      ===========
                                                                                       81,686,216
                                                                                      -----------
Colorado - 1.8%
   Arapahoe County IDRB (PECO II Inc. Project) Series
      2001 AMT DN (Huntington Bank LOC)
      2.05%(b)                                                 02/07/05      2,000      2,000,000
   Colorado Health Facilities Authority Economic
      Development RB (Johnson Publishing Co.
      Project) Series 1999A AMT DN (Bank One N.A.
      LOC)
      2.00%(b)                                                 02/07/05      1,710      1,710,000
   Denver City & County Airport RB Series 2002A-61
      AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
      1.96%(b)                                                 02/07/05     10,945     10,945,000

                                       22

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Colorado (continued)
   Denver City & County Airport RB Series 2003E DN
      (FGIC Insurance, Bank of New York LOC) (A-1+)
      1.92%(b)                                                 02/07/05    $ 2,300    $  2,300,000
   Denver City & County Airport RB Series 2003
      PT-754 AMT MB (MBIA Insurance, Merrill Lynch
      & Co. SBPA) (F-1+)
      1.50%                                                    05/05/05      6,495       6,495,000
   Denver City & County Airport RB Series 2004
      PT-2112 AMT DN (XLCA Insurance, Westdeutsche
      Landesbank Girozentrale SBPA) (F-1+)
      1.93%(b)                                                 02/07/05      2,520       2,520,000
   Denver City & County Airport RB Series 2004
      PT-920 AMT DN (FSA Insurance, Merrill Lynch &
      Co. SBPA) (F-1+)
      1.93%(b)                                                 02/07/05      1,500       1,500,000
   Denver Urban Renewal Authority Tax Increment RB
      Series 2004 PT-999 DN (Merrill Lynch Guaranty)
      (A-1, AA-)
      1.93%(b)                                                 02/07/05      8,700       8,700,000
                                                                                      ============
                                                                                        36,170,000
                                                                                      ------------
Connecticut - 0.2%
   Danbury GO Series 2004 BAN (SP-1+, MIG-1)
      3.00%                                                    08/05/05      5,000       5,037,686
                                                                                      ------------
District of Columbia - 0.8%
   District Columbia Enterprise Zone RB (NJA Hotel
      LLC Issue Project) Series 2004 AMT DN (VMIG-1)
      1.94%(b)                                                 02/07/05      5,000       5,000,000
   District of Columbia Housing Finance Agency RB
      Series 2004 PT-2391 DN (MBIA Insurance, Merrill
      Lynch SBPA) (F-1+)
      1.97%(b)                                                 02/07/05      4,315       4,315,000
   Metropolitan Washington D.C. Airport Authority
      System RB Series 2003 PT-1991 AMT DN (AIG
      Insurance Guaranty, Merrill Lynch & Co. SBPA)
      (F-1+)
      1.93%(b)                                                 02/07/05      3,240       3,240,000
   Metropolitan Washington D.C. Airport Authority
      System RB Series 2004-013 AMT DN (MBIA
      Insurance, Merrill Lynch SBPA) (F-1+)
      1.93%(b)                                                 02/07/05      2,745       2,745,000
                                                                                      ============
                                                                                        15,300,000
                                                                                      ------------
Florida - 4.9%
   Bay County Housing Finance Authority RB Series
      2002A AMT DN (XLCA Insurance)
      2.37%(b)                                                 02/07/05      6,705       6,704,665
   Florida Board Education Lottery RB Series
      2000-222Z MB (FGIC Insurance, J.P. Morgan
      Chase Bank Liquidity Facility) (A-1+)
      1.30%                                                    04/29/05      9,615       9,589,677
   Greater Orlando Aviation Authority RB (Special
      Purpose Cessna Aircraft Project) Series 2001
      AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
      2.95%(b)                                                 02/07/05      6,000       6,000,000
   Hillsborough Aviation Authority RB Series 2003
      PT-745 AMT DN (MBIA Insurance, Svenska Bank
      SBPA) (F-1+)
      1.93%(b)                                                 02/07/05      2,500       2,500,000
   Jacksonville Economic Development Commission
      IDRB (Glasfloss Industries, Inc. Project) Series
      2002 AMT DN (Huntington National Bank LOC)
      2.05%(b)                                                 02/07/05      2,020       2,020,000
   Jacksonville Economic Development Commission
      IDRB (Tremron Jacksonville Project) Series 2000
      AMT DN (Branch Banking & Trust Co. LOC)
      1.97%(b)                                                 02/07/05    $ 2,410    $  2,410,000
   Jacksonville TECP Series 2004 MB
      (Landesbank-Baden LOC) (A-1+)
      1.83%                                                    02/23/05      7,000       7,000,000
   Lee County Airport RB Series 2004 AMT DN (FSA
      Insurance, Merrill Lynch SBPA)
      1.93%(b)                                                 02/07/05      1,575       1,575,000
   Lee County IDRB Series 1997 AMT DN (SunTrust
      Bank LOC)
      1.99%(b)                                                 02/07/05      1,910       1,910,000
   Orange County Housing Finance Authority RB
      (Merrill Lynch P-Float Trust Receipts) Series
      2004 PT-2106 AMT DN (Merrill Lynch Capital
      Services SBPA) (VMIG-1)
      1.94%(b)                                                 02/07/05      4,280       4,280,000
   Pinellas County Housing Finance Authority RB
      Series 2004A DN (CDC Insurance, Rabobank
      SBPA) (VMIG-1)
      1.94%(b)                                                 02/07/05      3,200       3,200,000
   Pinellas County Housing Finance Authority Single
      Family Mortgage RB Series 2004-009 AMT DN
      (CDC Insurance, Rabobank SBPA) (VMIG-1)
      1.94%(b)                                                 02/07/05      6,250       6,250,000
   Pinellas County Housing Finance Authority Single
      Family Mortgage RB Series 2004-933 AMT DN
      (Merrill Lynch Liquidity Facility, Rabobank SBPA)
      (VMIG-1)
      1.94%(b)                                                 02/07/05      3,330       3,330,000
   Pinellas County IDRB Series 2004 AMT DN (Trinity
      Insurance, Wachovia Bank N.A. LOC, Rabobank
      SBPA) (VMIG-1)
      2.01%(b)                                                 02/07/05      1,400       1,400,000
   Pinellas County RB (Merrill Lynch P-Float Trust
      Receipts) Series 2005-066 AMT DN (GIC
      Rabobank International) (VMIG-1)
      1.94%(b)                                                 02/07/05     14,290      14,290,000
   Putnam County Development Authority PCRB
      (Seminole Electric Co-op Project) Series 1984D
      MB (National Rural Utilities LOC) (A-1)
      2.05%                                                    06/15/05     12,000      12,000,000
   Putnam County Development Authority PCRB
      (Seminole Electric Co-op Project) Series 1984H-3
      MB (National Rural Utilities LOC) (A-1, MIG-1)
      1.53%                                                    03/15/05      2,140       2,140,000
   Putnam County Development Authority PCRB
      (Seminole Electric Co-op Project) Series 2003H-4
      MB (National Rural Utilities Guaranty) (A-1)
      1.53%                                                    03/15/05      8,000       8,000,000
   Tampa Bay Water Utilities System RB Series
      2004C-21 MB (FGIC Insurance, Wachovia Bank
      SBPA) (Aaa)
      1.63%                                                    08/24/05      5,965       5,965,000
                                                                                      ============
                                                                                       100,564,342
                                                                                      ------------
Georgia - 2.8%
   Atlanta Airport RB Series 2004C-14 AMT DN (FSA
      Insurance, Wachovia Bank) (VMIG-1)
      1.96%(b)                                                 02/07/05      2,795       2,795,000

                                       23

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
   Cobb County Multi-Family Housing Authority RB
      Series 2003 PT-1963 AMT DN (Merrill Lynch &
      Co. Guaranty) (F-1+)
      1.97%(b)                                                 02/07/05    $11,120     $11,120,000
   Cobb County Multi-Family Housing Authority RB
      Series 2004 PT-2221 AMT DN (Merrill Lynch &
      Co. Guaranty) (F-1+, AA-)
      1.97%(b)                                                 02/07/05     21,350      21,350,000
   Dooly County IDRB (Hamburg Enterprises Project)
      Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
      1.93%(b)                                                 02/07/05      1,000       1,000,000
   Gainesville Housing Authority RB Series 2003
      PT-1985 DN (Merrill Lynch & Co. Guaranty) (F-1+)
      1.97%(b)                                                 02/07/05      3,470       3,470,000
   Gordon County IDRB (Aladdin Manufacturing Corp.
      Project) Series 1997A AMT DN (Wachovia Bank
      N.A. LOC)
      1.92%(b)                                                 02/07/05      1,000       1,000,000
   Gordon County IDRB (Aladdin Manufacturing Corp.
      Project) Series 1997B DN (Wachovia Bank N.A.
      LOC)
      1.92%(b)                                                 02/07/05      1,000       1,000,000
   Griffin-Spalding County IDRB (Woodland Industries
      Project) Series 2000 AMT DN (Wachovia Bank
      N.A. LOC) (A-1+)
      1.96%(b)                                                 02/07/05      1,950       1,950,000
   Gwinnett County IDRB (Suzanna Project) Series
      2001A AMT DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      1.96%(b)                                                 02/07/05      3,250       3,250,000
   Laurens County IDRB (Aladdin Manufacturing Corp.
      Project) Series 1997 AMT DN (Wachovia Bank
      N.A. LOC)
      1.92%(b)                                                 02/07/05      1,000       1,000,000
   Roswell Public Improvement GO Series 1995 MB
      (AAA, Aaa)
      5.45%                                                    02/01/05      1,000       1,020,000
   Wayne County IDRB (Absorption Corp. Project)
      Series 2004 DN (Branch Banking & Trust Co.
      LOC) (VMIG-1)
      1.97%(b)                                                 02/07/05      4,900       4,900,000
   Whitefield County Educational Development
      Authority RB (Aladdin Solid Waste Disposal
      Project) Series 1999 AMT DN (Wachovia Bank
      N.A. LOC)
      1.92%(b)                                                 02/07/05      3,100       3,100,000
                                                                                       ===========
                                                                                        56,955,000
                                                                                       -----------
Hawaii - 0.9%
   Hawaii Airport Systems Municipal Securities Trust
      Certificates RB (Bigelow Project) Series 2001A
      AMT DN (FGIC Insurance, Bear Stearns SBPA)
      (A-1)
      1.94%(b)(c)                                              02/07/05      8,800       8,800,000
   Hawaii Airport Systems RB Series 2003 PT-830 DN
      (Merrill Lynch & Co. Guaranty) (A-1)
      1.93%(b)                                                 02/07/05      2,230       2,230,000
   Hawaii Airport Systems RB Series 2004 PT-2310
      AMT DN (FGIC Insurance, Merrill Lynch SBPA)
      (F-1+)
      1.93%(b)                                                 02/07/05      1,345       1,345,000
   Hawaii Department of Budget & Finance RB Series
      2003 PA-1224 AMT DN (AMBAC Insurance,
      Merrill Lynch & Co. SBPA) (A-1, F-1+)
      1.93%(b)                                                 02/07/05      4,840       4,840,000
   Hawaii Housing Finance & Development Corp.
      Single Family Mortgage RB Series 2001A-15 AMT
      DN (Wachovia Bank N.A. LOC) (VMIG-1)
      1.96%(b)                                                02/07/05    $ 1,945      $ 1,945,000
                                                                                       ===========
                                                                                        19,160,000
                                                                                       -----------
Illinois - 2.7%
   Chicago IDRB (Promise Candy Project) Series 2001
      AMT DN (Lasalle National Bank LOC)
      1.97%(b)                                                 02/07/05      3,530      3,530,000
   Chicago O'Hare International Airport RB (Merrill
      Lynch P-Float Trust Receipts) Series 2003
      PT-1993 AMT DN (MBIA Insurance, Merrill Lynch
      Capital Services SBPA) (F-1+)
      1.93%(b)                                                 02/07/05      1,070      1,070,000
   Chicago O'Hare International Airport RB (Merrill
      Lynch P-Float Trust Receipts) Series 2004 PT-049
      AMT DN (MBIA Insurance, Landesbank Hessen
      SBPA) (F-1+)
      1.93%(b)                                                 02/07/05      2,000      2,000,000
   Chicago O'Hare International Airport RB (Merrill
      Lynch P-Float Trust Receipts) Series 2004 PT-933
      AMT MB (Merrill Lynch Capital Services SPBA)
      (F-1+)
      1.25%                                                    04/08/05      3,025      3,025,000
   Chicago O'Hare International Airport RB (Wachovia
      Merlots Trust Receipts) Series 2001A-85 AMT DN
      (Wachovia Bank N.A. LOC) (VMIG-1)
      1.96%(b)                                                 02/07/05      5,610      5,610,000
   Chicago O'Hare International Airport Special
      Facility RB (American Airlines Project) Series
      2004 PT-980 AMT DN (Merrill Lynch SBPA) (F-1+)
      1.93%(b)                                                 02/07/05      1,330      1,330,000
   Chicago O'Hare International Airport Special
      Facility Revenue Bond American Airlines DN
      (Aa2, F-1+)
      1.93%(b)                                                 02/07/05      6,145      6,145,000
   Chicago Wastewater Transmission RB Series 2004
      PZ-40 DN (MBIA Insurance, Merrill Lynch SBPA)
      1.96%(b)                                                 02/07/05      2,115      2,115,000
   Elmhurst IDRB (Randall Manufacturing Project)
      Series 2002 AMT DN (Lasalle National Bank LOC)
      (A-1+)
      2.04%(b)                                                 02/07/05      1,665      1,665,000
   Flora RB (Heritage Woods Project) Series 2001 AMT
      DN (Federal Home Loan Bank Guaranty) (A-1+)
      1.99%(b)                                                 02/07/05      2,950      2,950,000
   Harvard Multi-Family Housing RB (Northfield Court
      Project) Series 1999 AMT DN (Lasalle National
      Bank LOC) (A-1+)
      2.05%(b)                                                 02/07/05      7,350      7,350,000
   Illinois Development Finance Authority IDRB (Big
      Bolt Corp. Project) Series 1996 AMT DN
      (ABN-AMRO Bank N.V. LOC)
      2.01%(b)                                                 02/07/05      2,600      2,600,000
   Illinois Development Finance Authority IDRB (Cano
      Packaging Corp. Project) Series 2001 AMT DN
      (Lasalle National Bank LOC)
      1.97%(b)                                                 02/07/05      2,270      2,270,000
   Illinois Development Finance Authority IDRB
      (Harbortown Industries Project) Series 2000A
      AMT DN (Lasalle National Bank LOC)
      2.01%(b)                                                 02/07/05      2,000      2,000,000

                                       24

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Illinois Industrial Development Finance Authority
      RB (Mason Corp. Project) Series 2000A AMT DN
      (Lasalle National Bank LOC)
      2.01%(b)                                                 02/07/05     $4,755     $ 4,755,000
   Metropolitan Pier & Exposition Authority Dedicated
      State Tax RB Series 2004RR ROCS-II-310 DN
      (MBIA, Citibank SBPA) (A-1+, VMIG-1)
      1.97%(b)                                                 02/07/05      3,000       3,000,000
   Naperville Economic Development Authority RB
      (Independence Village Associates Project) Series
      1994 DN (National City Bank N.A. LOC)
      1.92%(b)                                                 02/07/05      1,580       1,580,000
   Springfield Community Improvement RB Series
      2000 AMT DN (National City Bank N.A. LOC)
      2.07%(b)                                                 02/07/05        855         855,000
   Upper River Valley IDRB (Advanced Drainage
      System Project) Series 2002 AMT DN (National
      City Bank N.A. LOC)
      1.97%(b)                                                 02/07/05      1,800       1,800,000
                                                                                       ===========
                                                                                        55,650,000
                                                                                       -----------
Indiana - 3.2%
   Anderson Economic Development RB (Printer Zink,
      Inc. Project) Series 2004A DN (U.S. Bancorp LOC)
      (A-1+)
      2.01%(b)                                                 02/07/05      2,770       2,770,000
   Bremen IDRB (Universal Bearings, Inc. Project)
      Series 1996A AMT DN (KeyBank N.A. LOC)
      (A-1, P-1)
      1.99%(b)                                                 02/07/05      1,975       1,975,000
   Elkhart County Industrial Economic Development
      RB (Four Seasons Manufacturing, Inc. Project)
      Series 2000 AMT DN (National City Bank N.A.
      LOC)
      2.02%(b)                                                 02/07/05      1,095       1,095,000
   Elkhart Economic Development RB (Jameson Inns,
      Inc. Project) AMT DN (Firstar Bank N.A. LOC)
      2.05%(b)                                                 02/07/05      2,800       2,800,000
   Elkhart Industrial Multi-Family RB (Pedcor
      Investments Living LP Project) Series 2002A AMT
      DN (Federal Home Loan Bank Guaranty) (VMIG-1)
      1.95%(b)                                                 02/07/05      8,000       8,000,000
   Elkhart Industrial Multi-Family RB (Pedcor
      Investments Living LP Project) Series 2002B AMT
      DN (Federal Home Loan Bank Guaranty) (VMIG-1)
      1.95%(b)                                                 02/07/05        900         900,000
   Fort Wayne Economic Development Authority RB
      (Advanced Machine & Tool Project) Series 2001
      AMT DN (National City Bank N.A. LOC)
      2.02%(b)                                                 02/07/05      1,920       1,920,000
   Huntingburg Multi-Family RB (Lincoln Village
      Apartments Project) Series 2000 AMT DN
      (Federal Home Loan Bank Guaranty)
      2.02%(b)                                                 02/07/05      2,350       2,350,000
   Indiana Development Finance Authority Economic
      Development RB (Saroyan Hardwoods, Inc.
      Project) Series 1994 AMT DN (Fifth Third Bank
      N.A. LOC)
      2.00%(b)                                                 02/07/05        800         800,000
   Indiana Development Finance Authority Economic
      Development RB (Timerland Resources Project)
      Series 2001 DN (Southtrust Bank LOC)
      2.01%(b)                                                 02/07/05        750         750,000
   Indiana Development Finance Authority IDRB
      (Enterprise Center II Project) Series 1992 AMT
      DN (Bank One N.A. LOC) (A-1)
      1.93%(b)                                                 02/07/05     $3,000     $ 3,000,000
   Indiana Development Finance Authority IDRB
      Series 2000 AMT DN (Bank One N.A. LOC)
      2.00%(b)                                                 02/07/05      4,900       4,900,000
   Indiana Economic Development Finance Authority
      RB (Morris Manufacturing & Sales Corp. Project)
      Series 2002 AMT DN (National City Bank N.A.
      LOC)
      1.97%(b)                                                 02/07/05      2,200       2,200,000
   Indiana Health Facilities Financing Authority RB
      (Golden Years Homestead Project) Series 2004
      DN (Wells Fargo Bank LOC)
      1.94%(b)                                                 02/07/05        100         100,000
   Indiana Port Commission RB (Kosmos Cement
      Project) Series 2000 AMT DN (Wachovia Bank
      N.A. LOC) (A-1+)
      2.00%(b)                                                 02/07/05      5,500       5,500,000
   Indiana Transportation Finance Authority Highway
      RB Series 2004B-21 DN (FGIC Insurance,
      Wachovia Bank SBPA) (A-1)
      1.91%(b)                                                 02/07/05      1,995       1,995,000
   Indianapolis Economic Development Authority RB
      (Herff Jones, Inc. Project) Series 1994 AMT DN
      (Lasalle National Bank LOC)
      1.97%(b)                                                 02/07/05      4,100       4,100,000
   Indianapolis IDRB (Public Import Board Project)
      Series 2003 PT-731 AMT DN (FSA Insurance,
      Danske Bank LOC) (A-1)
      1.93%(b)                                                 02/07/05      2,550       2,550,000
   Indianapolis Public Improvement Board RB Series
      2004-039 AMT DN (MBIA Insurance, Svenska
      Handesbank SBPA) (A-1+)
      1.93%(b)                                                 02/07/05      4,580       4,580,000
   Jeffersonville Economic Development Authority RB
      (Scansteel Project) Series 1998 AMT DN (National
      City Bank N.A. LOC)
      2.02%(b)                                                 02/07/05      1,080       1,080,000
   Orleans Economic Development RB (Almana LLC
      Project) Series 1995 AMT DN (National City Bank
      N.A. LOC)
      2.05%(b)                                                 02/07/05      2,500       2,500,000
   Scottsburg Economic Development Authority RB
      (American Plastic Corp. Project) Series 2000 AMT
      DN (National City Bank N.A. LOC)
      2.02%(b)                                                 02/07/05      1,050       1,050,000
   South Bend Economic Development Authority RB
      (SGW Realty LLC Project) Series 1998 AMT DN
      (National City Bank N.A. LOC)
      2.07%(b)                                                 02/07/05        900         900,000
   St. Joseph County Industrial Economic
      Development RB (Midcorr Land Development LLC
      Project) Series 2002 DN (National City Bank N.A.
      LOC)
      1.97%(b)                                                 02/07/05      3,420       3,420,000
   Terre Haute Industrial Economic Development RB
      (Jameson Inns, Inc. Project) Series 1999 AMT DN
      (Firstar Bank N.A. LOC) (A-1C+)
      2.05%(b)                                                 02/07/05      3,175       3,175,000
                                                                                       ===========
                                                                                        64,410,000
                                                                                       -----------

                                       25

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Iowa - 0.3%
   Cedar Rapids Community School District GO Series
      2004 MB
      3.00%                                                    06/30/05    $ 2,500     $ 2,512,022
   Dallas County IDRB (Sioux City Brick Project) Series
      2000A AMT DN (First Bank Systems LOC)
      2.00%(b)                                                 02/07/05      1,000       1,000,000
   Des Moines Commercial Development RB (Grand
      Office Park Project) Series 1985 DN (Principal
      Life Insurance Company Guaranty) (A-1+)
      1.99%(b)                                                 02/07/05      2,000       2,000,000
   West Burlington IDRB (Borghi Oilhydraulic Project)
      Series 2001A AMT DN (Bank One N.A. LOC)
      2.00%(b)                                                 02/07/05        600         600,000
                                                                                       ===========
                                                                                         6,112,022
                                                                                       -----------
Kentucky - 4.4%
   Boyd County Sewer & Solid Waste RB (Air Products
      & Chemicals Project) Series 2003 AMT DN (A-1)
      1.92%(b)                                                 02/07/05      1,275       1,275,000
   City of Wilder Industrial Building RB (Saratoga
      Investments LP Project) Series 1998 AMT DN
      (Fifth Third Bank N.A. LOC)
      2.03%(b)                                                 02/07/05      1,120       1,120,000
   Clark County PCRB (Eastern Kentucky Power
      Project) Series 1984J-2 MB (National Rural
      Co-op Utilities Guaranty) (A-1, MIG-1)
      1.75%                                                    04/15/05     11,015      11,015,000
   Dayton IDRB (Ramkat Enterprise Project) Series
      2001 AMT DN (First Bank Systems LOC)
      2.08%(b)                                                 02/07/05      1,990       1,990,000
   Elsmere IDRB (International Mold Steel, Inc.
      Project) Series 1996 AMT DN (Star Bank N.A.
      LOC)
      2.03%(b)                                                 02/07/05      1,295       1,295,000
   Henderson Industrial Building RB (Shamrock
      Technologies Project) Series 1997 AMT DN
      (Wachovia Bank N.A. LOC)
      2.01%(b)                                                 02/07/05      1,061       1,061,000
   Jefferson County Industrial Building RB (Atlas
      Machine & Supply Co. Project) Series 1999 AMT
      DN (Bank One N.A. LOC)
      2.00%(b)                                                 02/07/05      1,890       1,890,000
   Kenton County Airport Board RB (Cincinnati/
      Northern Kentucky Airport Project) Series 1997A
      AMT MB (MBIA Insurance)
      5.75%                                                    03/01/05      1,490       1,495,047
   Kenton County Educational RB (Redwood
      Rehabilitation Center Project) Series 2004 DN
      (Fifth Third Bank LOC)
      1.98%(b)                                                 02/07/05        900         900,000
   Kentucky Economic Development Finance Authority
      RB (Hospital Facilities Project) Series 2001-509
      DN (Merrill Lynch SBPA, National Australia Bank
      LOC) (A-1)
      1.93%(b)                                                 02/07/05     28,000      28,000,000
   Kentucky Housing Corp. Single Family Mortgage RB
      Series 2003 PT-740 AMT DN (FGIC Insurance,
      Merrill Lynch & Co. Guaranty) (VMIG-1)
      1.94%(b)                                                 02/07/05     15,295      15,295,000
   Mason County RB (School District Finance Corp.
      School Building Project) Series 2004 MB (FSA
      Insurance)
      2.00%                                                    03/01/05        230         230,159
   McCreary County Industrial Building RB (Le
      Sportsac, Inc. Project) Series 1998 AMT DN (Fifth
      Third Bank N.A. LOC)
      1.97%(b)                                                 02/07/05      1,205       1,205,000
   McCreary County Industrial Building RB (Le
      Sportsac, Inc. Project) Series 1998B AMT DN
      (Fifth Third Bank N.A. LOC)
      1.97%(b)                                                 02/07/05    $ 1,545     $ 1,545,000
   McCreary County Industrial Building RB (Le
      Sportsac, Inc. Project) Series 1999B-3 AMT DN
      (Fifth Third Bank N.A. LOC)
      1.97%(b)                                                 02/07/05      3,460       3,460,000
   Pulaski County Solid Waste Disposal RB (National
      Rural Utilities for East Kentucky Power Project)
      Series 1993B AMT MB (MIG-1)
      1.50%                                                    02/15/05      2,350       2,350,000
   Trimble County PCRB Series 2004 MB (National
      Rural Utility Co-op Guaranty) (A-2, P-1)
      1.75%                                                    02/09/05     15,000      15,000,000
                                                                                       ===========
                                                                                        89,126,206
                                                                                       -----------
Louisiana - 2.9%
   Donaldsonville IDRB (John Folse & Co., Inc. Project)
      Series 2003 DN (Amsouth Bank LOC)
      1.94%(b)                                                 02/07/05      2,150       2,150,000
   Iberville Parish PCRB (Air Products & Chemicals
      Project) Series 1992 DN (A-1)
      1.91%(b)                                                 02/07/05      2,200       2,200,000
   Jefferson Parish Home Mortgage Authority RB
      (P-Float Trust Receipts) Series 2000B PT-340
      AMT DN (Bayerische Landesbank Girozentrale
      LOC) (A-1+)
      1.93%(b)                                                 02/07/05      1,370       1,370,000
   Lafayette Educational Development Authority RB
      (Holt County Project) Series 1990 DN (Rabo Bank
      Nederland LOC)
      2.14%(b)                                                 02/07/05      3,035       3,035,000
   Louisiana Local Government Environmental
      Facilities Community Development Authority RB
      (Capital & Equipment Programs Project) Series
      2003A DN (AMBAC Insurance, Banque Nationale
      de Paribas Liquidity Facility) (A+, Aaa)
      1.94%(b)                                                 02/07/05     23,985      23,985,000
   Louisiana Local Government Environmental
      Facilities Community Development Authority RB
      (Northwestern State University Student Housing
      Project) Series 2004A DN (A-1)
      1.92%(b)                                                 02/07/05      2,750       2,750,000
   Louisiana Local Government Environmental
      Facilities Community Development Authority RB
      (Ouachita Christian School, Inc. Project) Series
      2002 DN (Bank One N.A. LOC)
      2.09%(b)                                                 02/07/05      1,515       1,515,000
   Louisiana Public Facilities Authority RB (Air
      Products & Chemicals Project) Series 2002 AMT
      DN (Hibernia Bank LOC) (A-1, P-1)
      1.92%(b)                                                 02/07/05      5,000       5,000,000
   Louisiana Public Facilities Authority RB (Air
      Products & Chemicals Project) Series 2004 AMT
      DN (A-1, P-1)
      1.92%(b)                                                 02/07/05      6,250       6,250,000
   North Webster Parish IDRB (CSP Project) Series
      2001 AMT DN (Regions Bank N.A. LOC)
      1.94%(b)                                                 02/07/05      2,725       2,725,000
   Plaquemines Port Harbor & Terminal Distribution
      Port Facilities RB (International Marine Terminal
      Project) Series 1984A MB (Chevron Texaco Co.
      Guaranty)
      1.08%                                                    03/15/05      7,500       7,500,000

                                       26

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
   Port New Orleans Board Commission Port Facility
      RB Series 2001 MB (AMBAC Insurance)
      4.62%                                                    04/01/05    $ 1,080    $  1,085,515
                                                                                      ============
                                                                                        59,565,515
                                                                                      ------------
Maine - 1.9%
   Maine Finance Authority Civic Facility RB (Erskine
      Academy Project) Series 2004 DN (Key Bank LOC)
      1.92%(b)                                                 02/07/05      2,000       2,000,000
   Maine Housing Authority RB (General Housing
      Project) Series 2004-003 AMT DN (Trinity
      Insurance GIC, Merrill Lynch & Co. Liquidity
      Facility) (VMIG-1, Aaa)
      1.94%(b)                                                 02/07/05     19,835      19,835,000
   Maine Housing Authority RB (General Housing
      Project) Series 2004-006 AMT DN (Trinity
      Insurance, Merrill Lynch & Co. SBPA) (VMIG-1)
      1.94%(b)                                                 02/07/05      6,250       6,250,000
   Maine Housing Authority RB (General Housing
      Project) Series 2004-012 AMT DN (Trinity
      Insurance, Merrill Lynch & Co. SBPA) (VMIG-1)
      1.94%(b)                                                 02/07/05      3,330       3,330,000
   Maine Housing Authority RB (General Housing
      Project) Series 2004-2352 AMT DN (Trinity
      Insurance GIC, Merrill Lynch & Co. Liquidity
      Facility) (VMIG-1)
      1.94%(b)                                                 02/07/05      7,425       7,425,000
                                                                                      ============
                                                                                        38,840,000
                                                                                      ------------
Maryland - 5.4%
   Baltimore County RB (Golf Systems Project ) Series
      2001 DN (M&T Bank Corp. LOC) (A-2)
      1.92%(b)                                                 02/07/05      4,800       4,800,000
   Howard County RB (Glenelg Country School Project)
      Series 2001 DN (M&T Bank Corp. LOC) (A-1)
      1.84%(b)                                                 02/07/05      3,515       3,515,000
   Maryland Community Development Administration
      Department of Housing & Community
      Development RB (Barrington Project) Series
      2003A AMT DN (Federal National Mortgage
      Association Guaranty) (VMIG-1)
      1.86%(b)                                                 02/07/05     28,975      28,975,000
   Maryland Community Development Administration
      Department of Housing & Community
      Development RB (Harbor City Project) Series
      1990C DN (Mercantile Bank LOC)
      1.91%(b)                                                 02/07/05      3,230       3,230,000
   Maryland Economic Development Corp. RB
      (Assisted Catholic Charities Project) Series 2004
      DN (VMIG-1)
      1.84%(b)                                                 02/07/05      3,935       3,935,000
   Maryland Economic Development Corp. RB
      (Associated Catholic, Inc. Project) Series 2002 DN
      (M&T Bank Corp. LOC) (VMIG-1)
      1.92%(b)                                                 02/07/05      4,990       4,990,000
   Maryland Economic Development Corp. RB (Joe
      Corbis Pizza Project) Series 2000 AMT DN (M&T
      Bank Corp. LOC) (A-1)
      1.99%(b)                                                 02/01/05      1,250       1,250,000
   Maryland Economic Development Corp. RB (John
      Schmitz Project) Series 2000E AMT DN (M&T
      Bank Corp. LOC) (A-1+)
      1.89%(b)                                                 02/07/05      2,135       2,135,000
   Maryland Economic Development Corp. RB
      (Lithographing Co. Project) Series 2001 AMT DN
      (M&T Bank Corp. LOC) (A-1)
      1.99%(b)                                                 02/07/05      3,170       3,170,000
   Maryland Economic Development Corp. RB
      (Mirage-Tucker LLC Facility Project) Series 2002
      DN (M&T Bank Corp. LOC) (VMIG-1)
      1.99%(b)                                                 02/07/05    $ 1,350    $  1,350,000
   Maryland Economic Development Corp. RB
      (Pharmaceutics International Project) Series
      2001A AMT DN (M&T Bank Corp. LOC) (A-1)
      1.99%(b)                                                 02/07/05      6,200       6,200,000
   Maryland Economic Development Corp. RB
      (Redrock LLC Facilities Project) Series 2002 DN
      (M&T Bank Corp. LOC) (VMIG-1)
      1.99%(b)                                                 02/07/05      2,400       2,400,000
   Maryland Health & Higher Education Facilities
      Authority RB (Doctors Community Hospital
      Project) Series 1997 DN (M&T Bank Corp. LOC)
      (A-1)
      1.93%(b)                                                 02/07/05      5,820       5,820,000
   Maryland Health & Higher Education Facilities
      Authority RB (Roland Park Country School
      Project) Series 2001 DN (M&T Bank Corp. LOC)
      (A-1)
      1.92%(b)                                                 02/07/05      5,440       5,440,000
   Maryland Industrial Development Financing
      Authority RB (Brass Mill Road Project) Series
      1995 DN (M&T Bank Corp. LOC) (A-1)
      2.02%(b)                                                 02/07/05        775         775,000
   Maryland Industrial Development Financing
      Authority RB (Patapsco Association Project)
      Series 1995 DN (M&T Bank Corp. LOC) (A-1)
      2.02%(b)                                                 02/07/05      1,000       1,000,000
   Montgomery County Economic Development RB
      (Brooke Grove Foundation, Inc. Project) Series
      1998 DN (M&T Bank Corp. LOC) (A-1)
      1.93%(b)                                                 02/07/05      4,430       4,430,000
   Montgomery County Housing Finance Authority RB
      Series 2001-1276 DN (Merrill Lynch & Co.
      Guaranty) (A-1)
      1.97%(b)                                                 02/07/05      8,790       8,790,000
   Montgomery County RB (Ivymount School, Inc.
      Facilities Project) Series 2000 DN (M&T Bank
      Corp. LOC) (A-1)
      1.92%(b)                                                 02/07/05      2,800       2,800,000
   Northeast Solid Waste Disposal Authority RB Series
      2003 PT-766 AMT DN (AMBAC Insurance,
      Landesbank Hessen-Thuringen Girozentrale
      SBPA) (A-1+)
      1.93%(b)                                                 02/07/05      7,730       7,730,000
   Prince Georges County RB (Parsons Paper
      Facilities Project) Series 1987 DN (M&T Bank
      Corp. LOC)
      1.95%(b)                                                 02/01/05      3,300       3,300,000
   Washington County RB (Conservit, Inc. Facility
      Project) Series 2004 DN (M&T Bank Corp. LOC)
      1.99%(b)                                                 02/07/05      2,400       2,400,000
   Wicomico County Economic Development RB
      (Plymouth Tube Co. Project) Series 1996 AMT DN
      (Bank One N.A. LOC) (VMIG-1)
      2.00%(b)                                                 02/07/05      1,400       1,400,000
                                                                                      ============
                                                                                       109,835,000
                                                                                      ------------
Massachusetts - 3.2%
   Auburn GO Series 2004 BAN (MIG-1)
      2.50%                                                    06/17/05      7,000       7,022,571
   Framingham Go Series 2004 BAN
      2.50%                                                    03/30/05      2,252       2,254,160

                                       27

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)        VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Massachusetts (continued)
   Massachusetts Development Finance Agency RB
      (Casco Crossing Project) Series 2004 AMT DN
      (VMIG-1)
      1.92%(b)                                                 02/07/05    $13,000     $12,999,999
   New England Education Loan Marketing Corp. RB
      (Student Loan Project) Series 1993A AMT MB
      5.70%                                                    07/01/05      2,025       2,055,057
   Watertown GO Series 2004 BAN (MIG-1, SP-1+)
      3.00%                                                    11/09/05      6,230       6,271,627
   Weston GO Series 2004 BAN
      2.75%                                                    02/11/05      1,543       1,543,564
   Whitman Hanson Regional School District GO
      Series 2004 BAN
      2.00%                                                    07/01/05     17,000      17,020,540
   Whitman Hanson Regional School District GO
      Series 2005 BAN (SP-1+)
      3.25%                                                    01/13/06     13,000      13,124,070
   Worcester GO Series 2004A MB (AAA, Aaa)
      5.00%                                                    08/15/05      3,540       3,605,152
                                                                                       ===========
                                                                                        65,896,740
                                                                                       -----------
Michigan - 3.5%
   Detroit Economic Development Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-90 AMT DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      1.96%(b)                                                 02/07/05      2,500       2,500,000
   Detroit Economic Development Corp. RB (E.H.
      Association Ltd. Project) Series 2002 DN (Charter
      One Bank LOC)
      1.92%(b)                                                 02/07/05      1,290       1,290,000
   Detroit Sewer & Disposal Authority RB Series
      2001E MB (FGIC Insurance) (A-1+, MIG-1)
      1.55%                                                    08/04/05      4,100       4,100,000
   Detroit Sewer & Disposal RB Series 2003B-41 DN
      (Wachovia Bank N.A. LOC) (VMIG-1)
      1.91%(b)                                                 02/07/05        800         800,000
   Michigan Hospital Finance Authority RB (Crittenton
      Hospital Project) Series 2003A DN (Comercia
      Bank N.A. LOC) (VMIG-1)
      1.92%(b)                                                 02/01/05      7,500       7,500,000
   Michigan Municipal Bond Authority RB Series
      2004B-2 BAN (J.P. Morgan Chase & Co. LOC)
      (SP-1+)
      3.00%                                                    08/23/05     20,000      20,156,553
   Michigan State Underground Storage Tank Final
      Assurance Authority RB Series 1996I MB
      6.00%                                                    05/01/05      2,000       2,020,236
   Michigan Strategic Fund Limited Obligation RB
      (America Group LLC Project) Series 2000 AMT DN
      (Bank One N.A. LOC)
      2.00%(b)                                                 02/07/05      3,200       3,200,000
   Michigan Strategic Fund Limited Obligation RB
      (Bayloff Properties Project) Series 1998 AMT DN
      (National City Bank N.A. LOC)
      2.07%(b)                                                 02/07/05      1,000       1,000,000
   Michigan Strategic Fund Limited Obligation RB
      (Conway Products Project) Series 2001 AMT DN
      (Comerica Bank N.A. LOC)
      2.00%(b)                                                 02/07/05      2,120       2,120,000
   Michigan Strategic Fund Limited Obligation RB
      (Hannah Technical Project) Series 2002 AMT DN
      (Comerica Bank N.A. LOC)
      2.00%(b)                                                 02/07/05      4,000       4,000,000
   Michigan Strategic Fund Limited Obligation RB
      (K&K Management Co. Project) Series 2000 AMT
      DN (Huntington Bank LOC)
      2.04%(b)                                                 02/07/05    $ 1,000     $ 1,000,000
   Michigan Strategic Fund Limited Obligation RB (Kay
      Screen Printing, Inc. Project) Series 2000 AMT
      DN (Bank One N.A. LOC)
      2.00%(b)                                                 02/07/05      1,300       1,300,000
   Michigan Strategic Fund Limited Obligation RB
      (Midwest Glass Fabricators, Inc. Project) Series
      2001 DN (Bank of America N.A. LOC)
      2.05%(b)                                                 02/07/05      2,455       2,455,000
   Michigan Strategic Fund Limited Obligation RB
      (PFG Enterprises, Inc. Project) Series 2001 AMT
      DN (Huntington National Bank LOC)
      2.04%(b)                                                 02/07/05        570         570,000
   Michigan Strategic Fund Limited Obligation RB
      (Saginaw Production Corp. Project) Series 2001
      AMT DN (Comerica Bank N.A. LOC)
      2.00%(b)                                                 02/07/05      3,350       3,350,000
   Michigan Strategic Fund Limited Obligation RB
      (Total Business Systems Project) Series 1998
      AMT DN (Comerica Bank N.A. LOC)
      2.00%(b)                                                 02/07/05      2,860       2,860,000
   Oakland County Economic Development Corp.
      (Exhibit Enterprises, Inc. Project) Series 2004
      AMT DN (Commerce Bank LOC)
      2.00%(b)                                                 02/07/05      6,375       6,375,000
   Oakland County Educational Limited Obligation RB
      Series 2000 AMT DN (Bank One N.A. LOC)
      2.00%(b)                                                 02/07/05      4,800       4,800,000
                                                                                       ===========
                                                                                        71,396,789
                                                                                       -----------
Minnesota - 1.2%
   Becker IDRB (Plymouth Foam Project) Series 2004
      AMT DN (Amsouth Bancorp. LOC)
      2.05%(b)                                                 02/07/05      2,500       2,500,000
   Dakota County RB (Merrill Lynch P-Float Trust
      Receipts) Series 2005-061 AMT DN (VMIG-1)
      1.94%(b)                                                 02/07/05     15,700      15,700,000
   Hennepin County GO Series 2000B DN (Landesbank
      Hessen-Thuringen Girozentrale LOC)
      (A-1+, VMIG-1)
      1.70%(b)                                                 02/07/05        285         285,000
   Minneapolis & St. Paul Metropolitan Airports
      Commission RB Series 2003 PT-727 AMT DN
      (FGIC Insurance, Banque Nationale de Paribas
      SBPA) (A-1+)
      1.93%(b)                                                 02/07/05      1,800       1,800,000
   Plymouth IDRB (Scoville Press, Inc. Project) Series
      1994 DN (Wells Fargo Bank LOC)
      1.95%(b)                                                 02/07/05      1,470       1,470,000
   Winona Independent School District No. 861 GO
      Series 2004A MB
      3.00%                                                    08/06/05      3,590       3,613,302
                                                                                       ===========
                                                                                        25,368,302
                                                                                       -----------
Mississippi - 0.7%
   Mississippi Business Finance Corp. RB (Mississippi
      Baking Co. LLC Project) Series 1995 DN (M&T
      Bank Corp. LOC)
      1.99%(b)                                                 02/07/05      4,080       4,080,000

                                       28

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Mississippi (continued)
   Mississippi Business Finance Corp. RB (Shuqualak
      Lumber Co. Project) Series 2001 AMT DN (Bank
      One N.A. LOC, J.P. Morgan Chase Bank LOC)
      2.00%(b)                                                 02/07/05    $ 2,500    $  2,500,000
   Mississippi Business Finance Corp. RB (Utilities
      Optimization Project) Series 2002A AMT DN
      (Hibernia Bank LOC)
      2.01%(b)                                                 02/07/05      1,000       1,000,000
   Mississippi Development Bank Special Obligation
      RB (Mississippi Bond Program Harrison County
      Project) Series 2003 DN (AMBAC Insurance,
      Banque Nationale de Paribas SBPA) (A-1+)
      1.94%(b)                                                 02/07/05      5,965       5,965,000
                                                                                      ============
                                                                                        13,545,000
                                                                                      ------------
Missouri - 0.5%
   Bridgeton IDRB (Gold Dust LLC Project) AMT DN
      (Commerce Bank N.A. LOC)
      2.05%(b)                                                 02/07/05      1,225       1,225,000
   Missouri Housing Development Commission Single
      Family Mortgage RB Series 2003 PT-2038 DN
      (Government National Mortgage Association
      Insurance, Merrill Lynch & Co. SBPA) (A-1, Aaa)
      1.93%(b)                                                 02/07/05      2,630       2,630,000
   St. Charles County IDRB (Austin Machine Co.
      Project) Series 2003A DN (Bank of America N.A.
      LOC)
      2.00%(b)                                                 02/07/05      1,920       1,920,000
   St. Charles County IDRB (Patriot Machine, Inc.
      Project) Series 2002 AMT DN (U.S. Bank N.A.
      LOC)
      2.02%(b)                                                 02/07/05      3,430       3,430,000
                                                                                      ============
                                                                                         9,205,000
                                                                                      ------------
Montana - 0.2%
   Montana Housing Board RB (Wachovia Merlots
      Trust Receipts) Series 2001A-41 AMT DN
      (Wachovia Bank N.A. LOC) (VMIG-1)
      1.96%(b)                                                 02/07/05        910         910,000
   Montana Housing Board RB (Wachovia Merlots
      Trust Receipts) Series 2002A-19 AMT DN
      (Wachovia Bank N.A. LOC) (VMIG-1)
      1.96%(b)                                                 02/07/05      2,420       2,420,000
                                                                                      ============
                                                                                         3,330,000
                                                                                      ------------
Multi-State - 13.2%
   Charter Mac Equity Issuer Trust RB (Merrill Lynch
      P-Float Trust Receipts) Series 2004-2029 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      1.97%(b)(c)                                              02/07/05     27,800      27,800,000
   Charter Mac Equity Issuer Trust RB (Merrill Lynch
      P-Float Trust Receipts) Series 2004-2121 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      1.97%(b)(c)                                              02/07/05     19,180      19,180,000
   Charter Mac Equity Issuer Trust RB (Merrill Lynch
      P-Float Trust Receipts) Series 2004-2437 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      1.95%(b)                                                 02/07/05     18,255      18,255,000
   Charter Mac Equity Issuer Trust RB (Merrill Lynch
      P-Float Trust Receipts) Series 2004 AMT DN
      (Merrilly Lynch & Co. Guaranty) (A-1, VMIG-1)
      1.96%(b)(c)                                              02/07/05      2,500       2,500,000
   Charter Mac Equity Issuer Trust RB (Merrill Lynch
      P-Float Trust Receipts) Series 2005-2508 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      1.97%(b)                                                 02/07/05      4,270       4,270,000
   Clipper Tax Exempt Certificate Trust (Certificate
      Partner Multi-State Project) Series 2004-10 AMT
      DN (Lloyds Bank SBPA) (VMIG-1)
      2.04%(b)                                                 02/07/05    $15,575    $ 15,575,000
   Clipper Tax-Exempt Certificate Trust (Certificate
      Partner Multi-State Project) Series 2004-11 AMT
      DN (Bayeriche, FSA Insurance, Trinity Guaranty)
      (VMIG-1)
      1.99%(b)                                                 02/07/05     40,165      40,165,000
   Municipal Securities Pool Trust Receipts RB Series
      2004-17 DN (Multiple Insurances) (A-1+)
      1.99%(b)(c)                                              02/07/05     64,525      64,525,000
   Municipal Securities Pool Trust Receipts RB Series
      2004-18 DN (Multiple Insurances) (A-1+)
      1.99%(b)(c)                                              02/07/05     43,405      43,405,000
   Municipal Securities Pool Trust Receipts RB Series
      2004 SG-P-19 DN (FGIC Insurance, Societe
      Generale SBPA) (A-1+)
      1.99%(b)(c)                                              02/07/05      1,625       1,625,000
   MuniMae Tax Exempt Board Subsidary LLC Series
      2004 AMT DN (Merrill Lynch & Co. Guaranty)
      (A-1)
      1.97%(b)(c)                                              02/07/05     14,265      14,265,000
   MuniMae Trust RB (Merrill Lynch P-Float Trust
      Receipts) Series 2002 PT-617 DN (Merrill Lynch
      Capital Services SBPA) (A-1)
      1.94%(b)(c)                                              02/07/05     13,160      13,160,000
   Puttable Floating Option Tax-Exempt Trust Receipts
      RB Series 2005A DN (Merrill Lynch Capital
      Services SBPA) (F-1+)
      1.99%(b)                                                 02/07/05      3,500       3,500,000
                                                                                      ============
                                                                                       268,225,000
                                                                                      ------------
Nevada - 0.1%
   Clark County Passenger Facility Charge RB (Las
      Vegas-McCarran Airport Project) Series 2002
      AMT MB (MBIA Insurance)
      4.00%                                                    07/01/05      1,630       1,646,079
                                                                                      ------------
New Hampshire - 0.2%
   New Hampshire Business Finance Authority
      Industrial Facilities RB (Felton Brush, Inc.
      Project) Series 1997 AMT DN (KeyBank N.A. LOC)
      (VMIG-1)
      1.99%(b)                                                 02/07/05      1,340       1,340,000
   New Hampshire Housing Finance Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-51 AMT DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      1.96%(b)                                                 02/07/05      1,440       1,440,000
   New Hampshire Housing Finance Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-82 AMT DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      1.96%(b)                                                 02/07/05      1,150       1,150,000
                                                                                      ============
                                                                                         3,930,000
                                                                                      ------------
New Jersey - 2.3%
   Burlington County GO Series 2004 BAN
      2.00%                                                    08/05/05      4,000       4,007,054
   Burlington County GO Series 2004 E-II BAN
      1.70%                                                    07/15/05      4,950       4,936,434
   Haddon Township GO Series 2004 BAN
      2.00%                                                    04/22/05      3,000       3,003,959

                                       29

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
   Hudson County COP Series 2001A-35 DN (MBIA
      Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05    $ 4,510     $ 4,510,000
   Middlesex County Improvement Authority RB
      (Woodbridge Township Guaranteed Project)
      Series 2004 MB
      3.50%                                                    12/22/05      5,000       5,058,614
   New Jersey Health Care Facilities Financing
      Authority RB (Meridian Health System Project)
      Series 2003A DN (J.P. Morgan Chase Bank LOC)
      (A-1+, VMIG-1)
      1.81%(b)                                                 02/07/05      5,800       5,800,000
   New Jersey Sports & Exposition Authority State
      Contract RB Series 1992C DN (MBIA Insurance,
      Credit Suisse SBPA) (A-1, VMIG-1)
      1.83%(b)                                                 02/07/05      6,700       6,700,000
   New Milford County GO Series 2004 BAN
      3.00%                                                    06/24/05      2,839       2,852,660
   Rockaway Township GO Series 2004 BAN
      2.50%                                                    07/22/05      5,693       5,718,471
   Salem County Pollution Control Financing Authority
      PCRB (E.I. DuPont de Nemours Project) Series
      1982A DN (A-1+, P-1)
      1.85%(b)                                                 02/07/05      2,000       2,000,000
   West Windsor-Plainsboro GO (Regional School
      District Project) Series 2004 MB (Aa2)
      2.70%                                                    06/15/05      1,750       1,756,759
                                                                                       ===========
                                                                                        46,343,951
                                                                                       -----------
New Mexico - 0.1%
   Dona Ana County IDRB (Merryweath Project) Series
      1998 AMT DN (First Merit Bank N.A. LOC)
      2.14%(b)                                                 02/07/05      1,505       1,505,000
                                                                                       -----------
New York - 3.2%
   Dormitory Authority of the State of New York RB
      (Teresian Housing Corp. Project) Series 2003 DN
      (Lloyds Bank LOC) (A-1+)
      1.82%(b)                                                 02/07/05        420         420,000
   Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
      1997 AMT DN (Key Bank N.A. LOC)
      1.99%(b)                                                 02/07/05      1,340       1,340,000
   Monroe County Asset Securitization Corp. RB
      Series 2003 PA-1210 DN (Merrill Lynch & Co.
      Guaranty) (F-1+)
      1.94%(b)                                                 02/07/05     15,000      15,000,000
   Nassau County IDRB Series 2004-MT-010 AMT DN
      (Merrill Lynch & Co. Guaranty) (F-1+)
      1.94%(b)                                                 02/07/05     13,245      13,245,000
   New York Housing Finance Agency RB (Theatre Row
      Housing Project) Series 2002A AMT DN (Hypover-
      insbank LOC) (VMIG-1)
      2.05%(b)                                                 02/07/05     14,800      14,800,000
   New York Housing Finance Agency RB (Theatre Row
      Tower Project) Series 2001 AMT DN (Hypover-
      insbank LOC) (VMIG-1)
      2.05%(b)                                                 02/07/05      5,000       5,000,000
   Newburgh Charter Mac Multi-Family Housing RB
      (Merrill Lynch P-Float Trust Receipts) Series
      2041-2504 AMT DN (Merrill Lynch & Co.
      Guaranty)
      1.97%(b)                                                 02/07/05      3,245       3,245,000
   Ulster IDRB (Viking Industries, Inc. Project) Series
      1998A AMT DN (KeyBank N.A. LOC)
      1.99%(b)                                                 02/07/05    $ 1,580     $ 1,580,000
   Union Springs Central School District GO Series
      2004 BAN
      2.50%                                                    06/30/05      9,855       9,889,074
                                                                                       ===========
                                                                                        64,519,074
                                                                                       -----------
North Carolina - 1.5%
   Buncombe County IDRB (Lustar Dyeing, Inc.
      Project) Series 1998 AMT DN (Wachovia Bank
      N.A. LOC)
      2.01%(b)                                                 02/07/05      1,995       1,995,000
   Charlotte Airport RB (Banque Nationale de Paribas
      P-Float Trust Receipts) Series 2003 PT-719 AMT
      MB (MBIA Insurance, Banque Nationale de
      Paribas SBPA) (A-1+)
      1.50%                                                    05/05/05      2,335       2,335,000
   Gates County IDRB (Coxe-Lewis Corp. Project)
      Series 1999 AMT DN (Wachovia Bank N.A. LOC)
      2.01%(b)                                                 02/07/05        847         847,000
   Mecklenburg County Industrial Facilities &
      Pollution Control Financing Authority IDRB
      (Peidmont Plastics Project) Series 1997 AMT DN
      (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
      1.97%(b)                                                 02/07/05      1,530       1,530,000
   North Carolina Housing Finance Agency RB
      (Wachovia Merlots Project) Series 2001A-70 AMT
      DN (Wachovia Bank N.A. LOC) (VMIG-1)
      1.96%(b)                                                 02/07/05      1,945       1,945,000
   North Carolina Housing Finance Agency RB
      (Wachovia Merlots Trust Receipts) Series
      2000A-37 AMT DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      1.96%(b)                                                 02/07/05      1,340       1,340,000
   North Carolina Housing Financing Authority RB
      Series 2002R II ROC-175 DN (Citigroup Liquidity
      Facility) (VMIG-1)
      1.93%(b)                                                 02/07/05      2,405       2,405,000
   North Carolina Ports Authority Exempt Facilities RB
      (Wilmington Bulk LLC Project) Series 2001A AMT
      DN (Branch Banking & Trust Co. LOC) (VMIG-1)
      1.97%(b)                                                 02/07/05      2,710       2,710,000
   Rutherford County Industrial Facilities PCRB
      (Thieman Metal Technology Project) Series 1998
      AMT DN (Branch Banking & Trust Co. LOC)
      (VMIG-1)
      1.97%(b)                                                 02/07/05      2,100       2,100,000
   Sampson County Industrial Facilities PCRB (Dubose
      Strapping, Inc. Project) Series 2003 AMT DN
      (Wachovia Bank N.A. LOC)
      2.01%(b)                                                 02/07/05      3,040       3,040,000
   Wake County GO Series 2004A MB (Landesbank
      Hessen-Thuringen Girozentrale SBPA)
      (A-1+, MIG-1)
      2.00%                                                    04/01/05      5,000       5,038,567
   Wake County Housing Finance Authority RB (Casa
      Melvid Multi-Family Housing Project) Series
      2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
      1.95%(b)                                                 02/07/05      3,500       3,500,000

                                       30

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
   Washington County Industrial Facilities PCRB
      (Mackey's Ferry Sawmill, Inc. Project) Series
      1997 AMT DN (Wachovia Bank N.A. LOC)
      1.96%(b)                                                 02/07/05    $2,200      $ 2,200,000
                                                                                       ===========
                                                                                        30,985,567
                                                                                       -----------
North Dakota - 0.5%
   Mercer County Solid Waste Disposal RB (National
      Rural Utilities United Power Project) Series
      1993U AMT MB (National Rural Utilities LOC)
      (A-1, P-1)
      2.10%                                                    06/01/05     5,600        5,600,000
   Mercer County Solid Waste Disposal RB (National
      Rural Utilities United Power Project) Series
      1995A AMT MB (National Rural Utilities LOC)
      (A-1)
      1.55%                                                    03/01/05     2,400        2,400,000
   North Dakota Housing Finance Agency RB Series
      2001A-19 DN (Wachovia Bank N.A. LOC) (VMIG-1)
      1.96%(b)                                                 02/07/05     2,805        2,805,000
                                                                                       ===========
                                                                                        10,805,000
                                                                                       -----------
Ohio - 6.5%
   American Municipal Power, Inc. GO (Bowling Green
      Projects) Series 2004 BAN
      2.35%                                                    12/01/05     2,903        2,903,000
   American Municipal Power, Inc. GO (City of Shelby
      Project) Series 2004 BAN
      2.30%                                                    11/17/05     1,625        1,625,000
   American Municipal Power, Inc. GO (Oberlin
      Project) Series 2004 BAN
      2.45%                                                    12/08/05     1,200        1,200,000
   American Municipal Power, Inc. GO (St. Mary's
      Project) Series 2004 BAN
      1.90%                                                    10/06/05     1,000        1,000,000
   American Municipal Power, Inc. RB (Gorsuch
      Station Improvement Project) Series 2004 BAN
      (A-1, MIG-1)
      1.10%                                                    04/01/05     5,280        5,280,000
   American Municipal Power, Inc. RB (Ohio Inc.
      Project) Series 2004 BAN
      1.90%                                                    07/14/05       525          525,000
      2.00%                                                    11/03/05     6,370        6,370,000
   Avon GO Series 2004 BAN
      1.35%                                                    04/14/05     1,000        1,000,487
      1.90%                                                    09/29/05       900          901,450
   Bedford Heights GO Series 2004-2 BAN
      1.95%                                                    09/29/05       400          400,775
   Belmont County GO Series 2004 BAN
      1.36%                                                    03/16/05     1,500        1,500,454
   Brooklyn GO Series 2004 BAN
      2.25%                                                    02/07/05     1,910        1,912,910
   Butler County GO Series 2004D BAN
      2.75%                                                    09/22/05     4,295        4,325,737
   Cincinnati City School District GO (School Energy
      Conservation Project) Series 2004 BAN
      (SP-1+, MIG-1)
      2.50%                                                    09/09/05     2,500        2,513,342
   Cleveland Airport System RB (Banque Nationale de
      Paribas Stars & Residual Certificates) Series
      2004-81B AMT DN (FSA Insurance, Banque
      Nationale de Paribas Liquidity Facility) (VMIG-1)
      1.93%(b)                                                 02/07/05       335          335,000
   Columbus City School District GO Series 2004C-29
      MB (Aaa)
      1.70%                                                    09/16/05     3,175        3,175,000
   Cuyahoga County Civic Facility RB (Orion Services,
      Inc. Project) Series 2001 DN (Bank One N.A. LOC)
      1.95%(b)                                                 02/07/05    $3,500      $ 3,500,000
   Cuyahoga County Economic Development RB
      (Berea Children's Home Project) Series 2000 DN
      (Huntington National Bank LOC) (VMIG-1)
      1.94%(b)                                                 02/07/05     1,055        1,055,000
   Cuyahoga County Economic Development RB
      (Cleveland Botanical Garden Project) Series 2001
      DN (Allied Irish Bank LOC) (VMIG-1)
      1.89%(b)                                                 02/07/05       635          635,000
   Delaware County Economic Development RB (The
      Columbus Zoological Park Associates, Inc.
      Project) Series 2003 DN (Huntington National
      Bank LOC)
      1.95%(b)                                                 02/07/05     1,100        1,100,000
   Erie County IDRB (Brighton Manor Co. Project)
      Series 1986 AMT DN (KeyBank N.A. LOC)
      1.99%(b)                                                 02/07/05     1,950        1,950,000
   Fairfield County GO Series 2004 BAN
      2.00%                                                    04/13/05     8,100        8,112,766
   Franklin County Economic Development RB
      (Dominican Sisters Project) Series 1994 DN (Fifth
      Third Bank N.A. LOC)
      1.92%(b)                                                 02/07/05     1,060        1,060,000
   Franklin County Health Care Facilities RB (Willow
      Brook Christian Project) Series 2004 DN (Fifth
      Thrid Bank LOC) (A-1+)
      1.87%(b)                                                 02/07/05     5,000        5,000,000
   Gateway Economic Development Corp. RB
      (Cleveland Excise Tax Project) Series 2001 MB
      (FSA Insurance)
      5.12%                                                    09/01/05     3,250        3,314,578
   Geauga County GO Series 2004 BAN
      1.80%                                                    08/30/05     1,000        1,001,128
   Greene County GO Series 2004B MB (MIG-1)
      1.33%                                                    02/25/05       450          450,052
   Hamilton County Economic Development RB (Taft
      Museum Project) Series 2002 DN (Fifth Third
      Bank N.A. LOC)
      1.86%(b)                                                 02/07/05     2,850        2,850,000
   Hamilton GO Series 2004 BAN
      3.00%                                                    05/05/05     3,300        3,309,660
      1.80%                                                    06/02/05     2,130        2,130,000
   Lebanon GO Series 2004 BAN
      2.40%                                                    07/07/05     1,000        1,002,940
   Licking County GO Series 2004 BAN
      1.57%                                                    02/23/05     1,480        1,480,325
   Lucas County Economic Development RB (Maumee
      Valley Country Day School Project) Series 1998
      AMT DN (American National Bank & Trust Co.
      LOC)
      2.83%(b)                                                 02/07/05     1,575        1,575,000
   Lucas IDRB (Conforming Matrix Corp. Project)
      Series 1999 AMT DN (Sky Bank LOC)
      2.83%(b)                                                 02/07/05     1,075        1,075,000
   Lyndhurst GO Series 2004 BAN
      1.35%                                                    03/03/05       475          475,077
   Marysville GO Series 2004 BAN
      3.00%                                                    06/01/05     2,139        2,146,675
   Muskingum County GO Series 2004 BAN
      2.59%                                                    11/22/05     1,000        1,003,069
   North Royalton GO Series 2004 BAN
      2.45%                                                    07/19/05       750          751,204

                                       31

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Oakwood GO Series 2004 BAN
      1.25%                                                    03/17/05    $ 2,000    $  2,000,404
   Ohio Higher Educational Facility Community RB
      Series 1999 DN (Fifth Third Bank N.A. LOC)
      1.90%(b)                                                 02/07/05        185         185,000
   Ohio Housing Finance Agency RB (Clipper
      Tax-Exempt Certificates Trust Project) Series
      2004-08 AMT DN (Lloyds Bank SBPA) (VMIG-1)
      1.96%(b)                                                 02/07/05        950         950,000
   Ohio Water Development & Solid Waste Facilities
      RB (Pel Technologies LLC Project) Series 2002
      AMT DN (KeyBank N.A. LOC) (VMIG-1)
      1.92%(b)                                                 02/07/05        800         800,000
   Ohio Water Develpoment Authority RB (Fresh Water
      Project) Series 1995 MB (AMBAC Insurance)
      (VMIG-1)
      5.40%                                                    06/01/05      1,000       1,013,259
   Pataskala GO Series 2004 BAN
      1.68%                                                    02/24/05      1,595       1,595,475
   Penta Career Center COP (Wood Lucas County
      Project) Series 2004 MB
      1.40%                                                    04/01/05      1,135       1,135,549
   Richland County GO Series 2004 TRAN (F-1+)
      1.50%                                                    03/31/05      1,192       1,192,748
   Rickenbacker Port Authority RB Series 2004
      PT-2453 AMT DN (Merrill Lynch Guaranty) (F-1+)
      1.97%(b)                                                 02/07/05      9,215       9,215,000
   Seneca County GO Series 2004 BAN
      2.35%                                                    12/01/05        980         982,390
   Summit County IDRB (J&P Capital Project) Series
      2001 AMT DN (Sky Bank LOC)
      2.29%(b)                                                 02/07/05      1,750       1,750,000
   Tallmadge GO (Recreational Improvement Notes)
      Series 2004 MB
      2.00%                                                    03/15/05      4,200       4,202,802
   Toledo GO Certificates Trust Series 2004-18 MB
      (FGIC Insurance, State Aid Withholding Guaranty,
      ABN AMRO SBPA) (VMIG-1)
      1.70%                                                    04/27/05     11,995      11,995,000
   Trumbull County IDRB (Ellwood Engineered Project)
      Series 2004 AMT DN (KeyBank LOC)
      1.99%(b)                                                 02/07/05      1,800       1,800,000
   University Heights GO Series 2004 BAN
      1.60%                                                    05/12/05      1,565       1,566,055
   University of Akron General Receipts RB Series
      2004 DN (FGIC Insurance, Dexia Credit SBPA)
      (VMIG-1)
      1.84%(b)                                                 02/07/05      3,150       3,150,000
   University of Toledo RB (Societe Generale Trust
      Receipts) Series 2001 SGA-125 DN (FGIC
      Insurance, Societe Generale Liquidity Facility)
      (A-1+)
      1.87%(b)                                                 02/07/05      3,000       3,000,000
   Wood County Economic Development RB (Sun Seed
      Holding Co., Inc. Project) Series 2001A AMT DN
      (Sky Bank LOC)
      2.83%(b)                                                 02/07/05        590         590,000
   Wood County IDRB (Hammill Manufacturing
      Project) Series 2001 AMT DN (Sky Bank LOC)
      2.83%(b)                                                 02/07/05        660         660,000
   Wood County RB (Toledo YMCA Facilities
      Improvement Project) Series 1998 DN (Sky Bank
      LOC)
      2.83%(b)                                                 02/07/05      3,520       3,520,000
                                                                                      ============
                                                                                       131,249,311
                                                                                      ------------

Oklahoma - 1.4%
   Canadian County Home Financing Authority RB
      (Merrill Lynch P-Float Trust Receipts,
      Multi-Family Housing Project) Series 2003
      PT-1885 AMT DN (Merrill Lynch Captial Services
      SBPA) (F-1+, AA-)
      1.97%(b)                                                 02/07/05    $ 4,650    $  4,650,000
   Muskogee Transport Authority IDRB (Metals USA,
      Inc. Project) Series 1998 AMT DN (Bank One N.A.
      LOC)
      2.00%(b)                                                 02/07/05      2,850       2,850,000
   Oklahoma City IDRB Series 1998 AMT DN (Bank
      One N.A. LOC)
      2.00%(b)                                                 02/07/05      2,065       2,065,000
   Oklahoma County Finance Authority Multi-Family
      Housing RB (Sail Association LLC Project) Series
      2004 AMT DN (Federal Home Loan Bank
      Guaranty) (A-1+)
      1.94%(b)                                                 02/07/05      6,900       6,900,000
   Oklahoma Development Finance Authority RB
      (ConocoPhillips Co. Project) Series 2002B DN
      (ConocoPhillips Guaranty) (A-2, VMIG-2)
      2.02%(b)                                                 02/07/05      2,500       2,500,000
   Oklahoma Development Finance Authority RB
      (ConocoPhillips Co. Project) Series 2003 MB
      (A-2, VMIG-2)
      2.42%                                                    12/01/05      9,000       9,000,000
   Oklahoma University Board of Regents RB
      (Packaging Systems Project) Series 2004 MB
      (AMBAC Insurance)
      2.00%                                                    03/01/05        250         250,173
                                                                                      ============
                                                                                        28,215,173
                                                                                      ------------
Pennsylvania - 1.1%
   Greater Latrobe School Authority Building RB
      (School Building Project) Series 2000 MB (FSA
      Insurance, State Aid Withholding Guaranty)
      5.30%                                                    02/07/05      1,375       1,393,835
   Pennsylvania Economic Development Financing
      Authority RB (Sunoco, Inc. Project) Series 2004A
      DN (Sunoco, Inc. Guaranty) (A-2, P-2)
      2.08%(b)                                                 02/07/05      3,500       3,500,000
   Pennsylvania Economic Development Financing
      Authority Waste Water Treatment RB (Sunoco,
      Inc. R & M Project) Series 2004B DN (Sunoco Inc.
      Guaranty) (A-2)
      2.05%(b)                                                 02/07/05      8,500       8,500,000
   Pennsylvania Higher Educational Facilities
      Authority RB (Merrill Lynch P-Float Trust
      Receipts) Series 2004 MT-042 DN (Lloyds Bank
      LOC, Merrill Lynch Capital Services SBPA) (F-1+)
      1.90%(b)                                                 02/07/05        400         400,000
   Pennsylvania Higher Educational Facilities
      Authority RB Series 2002A DN (Commerce Bank
      N.A. LOC) (VMIG-1)
      1.87%(b)                                                 02/07/05      1,300       1,300,000
   Pennsylvania Public School Building Authority RB
     (Kennett Consolidated School District Project)
      Series 1998D MB (FGIC Insurance)
      5.20%                                                    02/15/05        500         500,787
   Pennsylvania Public School Building Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2004A-1 MB (FSA Insurance, Wachovia Bank N.A.
      LOC) (VMIG-1)
      1.20%                                                    02/04/05      3,635       3,635,000

                                       32

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
   Philadelphia IDRB (Gift of Life Donor Program
      Project) Series 2003 DN (Commerce Bank N.A.
      LOC) (A-1, VMIG-1)
      1.87%(b)                                                 02/07/05    $ 3,300     $ 3,300,000
                                                                                       ===========
                                                                                        22,529,622
                                                                                       -----------
Rhode Island - 0.4%
   Rhode Island Housing Finance Authority RB
      (Municipal Securities Trust Certificates) Series
      2002A-9036 AMT DN (FSA Insurance, Wachovia
      Bank N.A. LOC) (A-1)
      1.94%(b)(c)                                              02/07/05      7,655       7,655,000
                                                                                       -----------
South Carolina - 1.5%
   Aiken County Consolidated School District GO
      Series 2004 BAN
      3.00%                                                    04/01/05      2,250       2,255,247
   Berkeley County IDRB (Nucor Corp. Project) Series
      1997 AMT DN (A-1+, P-1)
      1.90%(b)                                                 02/07/05      4,700       4,700,001
   Georgetown County School District GO Series 1998
      MB
      4.70%                                                    03/01/05        100         100,264
   Greenwood County Exempt Facility IDRB Series
      2004 AMT DN (Fuji Photo Film Co. Guaranty)
      (A-1+)
      2.02%(b)                                                 02/07/05      9,700       9,700,000
   South Carolina Association Government
      Organizations COP Series 2004 MB
      2.75%                                                    04/15/05      4,800       4,811,558
   South Carolina Jobs Economic Development
      Authority RB (Ellcon National, Inc. Project) Series
      1998B AMT DN (Wachovia Bank N.A. LOC)
      1.96%(b)                                                 02/07/05      1,890       1,890,000
   South Carolina Jobs Economic Development
      Authority RB (Holcim U.S., Inc. Project) Series
      2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
      2.00%(b)                                                 02/07/05      6,250       6,250,000
   South Carolina Jobs Economic Development
      Authority RB (Synthetics International, Inc.
      Project) Series 1995 AMT DN (Southtrust Bank
      LOC)
      1.96%(b)                                                 02/07/05        700         700,000
                                                                                       ===========
                                                                                        30,407,070
                                                                                       -----------
South Dakota - 0.5%
   South Dakota Housing Development Authority
      Single Family RB (Merrill Lynch P-Float Trust
      Receipts) Series 2003 PT-889 DN (FGIC
      Insurance, Merrill Lynch & Co. SBPA) (VMIG-1)
      1.94%(b)                                                 02/07/05      3,580       3,580,000
   South Dakota Housing Development Authority
      Single Family RB (Merrill Lynch P-Float Trust
      Receipts) Series 2004 PT-907 DN (FGIC
      Insurance, Merrill Lynch & Co. SBPA) (VMIG-1)
      1.94%(b)                                                 02/07/05      3,110       3,110,000
   South Dakota Housing Development Authority
      Single Family RB (Merrill Lynch P-Float Trust
      Receipts) Series 2004 PT-957 DN (Merrill Lynch
      & Co. Guaranty) (VMIG-1)
      1.94%(b)                                                 02/07/05      3,450       3,450,000
                                                                                       ===========
                                                                                        10,140,000
                                                                                       -----------
Tennessee - 0.8%
   Coffee County IDRB (Comtec Polymers, Inc. Project)
      Series 1997 AMT DN (Bank of America LOC)
      2.04%(b)                                                 02/07/05      1,000       1,000,001
   Grundy County IDRB (Toyota Seat Project) Series
      2001 AMT DN (Comerica Bank N.A. LOC)
      2.05%(b)                                                 02/07/05    $ 3,790     $ 3,790,000
   Kingsport GO (Water & Sewer Project) Series 2004B
      MB (AMBAC Insurance) (AAA, Aaa)
      2.00%                                                    03/01/05        350         350,242
   Memphis-Shelby County Airport Authority RB
      Series 1997A MB (MBIA Insurance) (AAA, Aaa)
      6.00%                                                    02/15/05      1,000       1,001,838
   Metropolitan Government of Nashville & Davidson
      County IDRB (Family LLC Project) Series 2002
      AMT DN (SunTrust Bank LOC) (F-1+)
      1.95%(b)                                                 02/07/05      3,100       3,100,000
   Metropolitan Government of Nashville & Davison
      County Health & Education Facilities Board RB
      (Ascension Health Credit Project) Series 2001B-1
      DN (A-1+, VMIG-1)
      1.65%(b)                                                 08/03/05      4,000       4,000,000
   Morristown IDRB (Petoskey Plastic Project) Series
      1999 AMT DN (Comerica Bank N.A. LOC)
      2.05%(b)                                                 02/07/05      3,270       3,270,000
                                                                                       ===========
                                                                                        16,512,081
                                                                                       -----------
Texas - 8.1%
   Addison GO Series 2004 BAN
      3.50%                                                    02/15/05        505         505,405
   Alief Independent School District GO Series 2002
      BAN
      6.00%                                                    02/15/05      1,020       1,021,818
   Austin Airport Systems RB Series 2000J AMT DN
      (MBIA Insurance, Wachovia Bank N.A. LOC)
      (VMIG-1)
      1.96%(b)                                                 02/07/05      3,000       3,000,000
   Brazos Industrial Development Corp.
      Environmental Facilities RB (ConocoPhillips Co.
      Project) Series 2003 AMT MB (A-2, MIG-2)
      1.80%                                                    08/01/05      5,500       5,500,000
   Brazos River Harbor Navigation District TECP (Dow
      Chemical Co. Project) Series 1993 AMT DN (P-2)
      1.90%(b)                                                 02/07/05      3,500       3,500,000
   Dallas Fort Worth International Airport RB (Merrill
      Lynch P-Float Trust Receipts) Series 2004
      PT-2156 DN (Merrill Lynch Capital Services
      SBPA) (F-1+)
      1.93%(b)                                                 02/07/05      2,630       2,630,000
   Dallas Fort Worth International Airport RB Series
      2003A-34 AMT DN (FSA Insurance, Wachovia
      Bank N.A. LOC) (VMIG-1)
      1.96%(b)                                                 02/07/05      5,000       5,000,000
   Grapevine GO Series 1995 MB (MBIA Insurance)
      (AAA, Aaa)
      5.25%                                                    02/15/05        500         500,797
   Gulf Coast Waste Disposal Authority Environmental
      Facilities RB (Air Products Project) Series 2004
      AMT DN (A-1)
      1.92%(b)                                                 02/07/05      4,000       4,000,000
  Gulf Coast IDRB (Cinergy Solutions Project) Series
      2004 AMT DN (A-2, VMIG-2)
      2.04%(b)                                                 02/07/05      8,500       8,500,000
   Gulf Coast Waste Disposal Authority RB (Air
      Products Project) Series 1999 AMT DN
      (A-1, VMIG-1)
      1.92%(b)                                                 02/07/05     10,000      10,000,000

                                       33

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Houston Housing Finance Corp. RB (Merrill Lynch
      P-Float Trust Receipts) Series 2004 PT-2101 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      1.97%(b)                                                 02/07/05    $ 4,985    $  4,985,000
   Lower Neches Valley Authority Exempt Facilities
      IDRB (ExxonMobil Corp. Project) Series 2001A DN
      (A-1+, VMIG-1)
      1.85%(b)                                                 02/01/05      5,200       5,200,000
   Montgomery County IDRB (Sawyer Research
      Products, Inc. Project) Series 1995 AMT DN
      (KeyBank N.A. LOC)
      2.02%(b)                                                 02/07/05        795         795,000
   Panhandle Regional Housing Finance RB Series
      2004 PT-2086 AMT DN (Merrill Lynch & Co.
      Guaranty) (F-1+)
      1.97%(b)                                                 02/07/05      3,365       3,365,000
   Port Arthur Navigation District Industrial
      Development Corp. Exempt Facilities RB (Air
      Products & Chemical Project) Series 2000 AMT
      DN (A-1, VMIG-1)
      1.92%(b)                                                 02/07/05     10,000      10,000,000
   San Antonio Airport System RB Series 2004-107 DN
      (FGIC Insurance, Banque Nationale de Paribas
      SBPA)
      1.93%(b)                                                 02/07/05      4,325       4,325,000
   San Antonio Electric & Gas Systems RB (Jr. Lien
      Project) Series 2004 MB (Banque Nationale de
      Paribas SBPA) (A-1+, MIG-1)
      2.20%                                                    12/01/05     11,000      11,000,000
   San Marcos Independent School District GO Series
      2004C-23 MB (PSF Guaranty, Wachovia Bank N.A.
      SBPA) (MIG-1)
      1.70%                                                    09/16/05      1,000       1,000,000
   Tarrant County Housing Finance Corp. RB Series
      2004 PT-2044 DN (Merrill Lynch & Co. Guaranty)
      1.97%(b)                                                 02/07/05      2,425       2,425,000
   Texas TRAN Series 2004 MB (SP-1+, MIG-1)
      3.00%                                                    08/31/05     27,185      27,403,269
   Texas State Department of Housing & Community
      Affairs Multi-Family RB (Merrill Lynch P-Float
      Trust Receipts) Series 2001 PT-1278 AMT DN
      (Merrill Lynch & Co. Guaranty) (A-1+)
      1.97%(b)                                                 02/07/05      9,065       9,065,000
   Texas State Department of Housing & Community
      Affairs Multi-Family RB Series 2001 PT-1347 AMT
      DN (Merrill Lynch & Co. Guaranty) (A-1+)
      1.97%(b)                                                 02/07/05     10,635      10,635,000
   Texas State Department of Housing & Community
      Affairs Multi-Family RB Series 2003 PT-1868 AMT
      DN (Merrill Lynch & Co. Guaranty) (F-1+)
      1.97%(b)                                                 02/07/05      3,970       3,970,000
   Texas State Department of Housing & Community
      Affairs Single Family RB Series 2004F AMT MB
      (CDC Insurance) (A-1+, Aa1)
      1.95%                                                    08/03/05     15,000      15,000,000
   Texas Turnpike Authority Central Texas Turnpike
      System RB Series 2004 PZ-39 DN (AMBAC
      Financial Group, Merrill Lynch & Co. Guaranty)
      (F-1+)
      1.96%(b)                                                 02/07/05      4,660       4,660,000
   Victory Street Public Facilities Corp. Multi-Family
      RB Series 2003 PT-2059 AMT DN (Merrill Lynch &
      Co. Guaranty) (F-1+)
      1.97%(b)                                                 02/07/05      7,300       7,300,000
                                                                                      ============
                                                                                       165,286,289
                                                                                      ------------
Utah - 0.0%
   Utah GO Series 2002A BAN
      5.00%                                                    07/01/05    $   525    $    532,293
                                                                                      ------------
Vermont - 0.1%
   Vermont IDRB (Alpine Pipeline Co. Project) Series
      1999 AMT DN (KeyBank N.A. LOC)
      1.99%(b)                                                 02/07/05      1,235       1,235,000
                                                                                      ------------
Virginia - 0.9%
   Botetourt County IDRB (Altec Industries Project)
      Series 2001 AMT DN (Amsouth Bank of Alabama
      LOC) (A-1)
      2.00%(b)                                                 02/07/05      2,600       2,600,000
   Cabell Lifecare Facilities RB (Foster Foundation
      Project) Series 2003 DN (Huntington National
      Bank LOC)
      1.95%(b)                                                 02/07/05      4,500       4,500,000
   Chesapeake Bay Bridge & Tunnel Commission
      District RB (General Resolution Project) Series
      1995 MB
      5.80%                                                    07/01/05        285         295,777
   Chesterfield County IDRB (Meadowville Technical
      Park Project) Series 2005A DN (A-1+)
      1.87%(b)                                                 02/07/05      1,000       1,000,000
   Norfolk Redevelopment & Housing Authority
      Multi-Family Housing RB (Residential Rental
      Project) Series 2003 AMT DN (SunTrust Bank
      LOC)
      2.00%(b)                                                 02/07/05      2,064       2,064,000
   Richmond IDRB (PM Beef Co. Project) Series 1997
      AMT DN (Bank of America N.A. LOC)
      2.00%(b)                                                 02/07/05      1,400       1,400,000
   Virginia Beach Development Authority Multi-Family
      Housing RB (Residential Rental Housing Project)
      Series 2002 AMT DN (Branch Banking & Trust Co.
      LOC)
      2.00%(b)                                                 02/07/05      1,750       1,750,000
   Virginia Beach RB (Merrill Lynch P-Float Trust
      Receipts) Series 2005-2505 AMT DN (Merrill
      Lynch & Co. Guaranty) (F-1+)
      1.97%(b)                                                 02/07/05      3,745       3,745,000
   Virginia Small Business Financing Authority RB
      (Coastal Development Group Project) Series 1989
      AMT DN (Branch Banking & Trust Co. LOC)
      2.05%(b)                                                 02/07/05        111         111,000
                                                                                      ============
                                                                                        17,465,777
                                                                                      ------------
Washington - 3.6%
   Chelan County Public Utility District RB (First Union
      Merlots Trust Receipts) Series 2001B DN (MBIA
      Insurance, Wachovia Bank N.A. SBPA) (A-1)
      1.96%(b)                                                 02/07/05      4,995       4,995,000
   Pilchuck Public Development Corp. RB (Holden-
      McDaniels Partners Project) Series 1996 AMT DN
      (KeyBank N.A. LOC)
      1.99%(b)                                                 02/07/05      1,650       1,650,000
   Port of Seattle RB Series 2003 PT-1718 AMT DN
      (FGIC Insurance, Banque Nationale de Paribas
      SBPA) (A-1+)
      1.93%(b)                                                 02/07/05      1,800       1,800,000
   Port of Seattle RB (Wachovia Merlot Trust Receipts)
      Series 2002B-04 AMT DN (Wachovia Bank N.A.
      LOC) (VMIG-1)
      1.96%(b)                                                 02/07/05     13,520      13,520,000

                                       34

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              MUNICASH (CONCLUDED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
Washington (continued)
   Port of Seattle RB Series 2003 PT-720 AMT DN
      (FGIC Insurance, Banque Nationale de Paribas
      SBPA) (A-1+)
      1.95%(b)                                                 02/07/05    $ 2,500     $ 2,500,000
   Port of Seattle RB Series 2004 PT-051 AMT DN
      (FGIC Insurance, Banque Nationale de Paribas
      SBPA) (F-1+)
      1.93%(b)                                                 02/07/05      1,000       1,000,000
   Seattle Housing Authority RB (Newholly Phase 111
      Project) Series 2002 AMT DN (KeyBank N.A. LOC)
      (VMIG-1)
      1.92%(b)                                                 02/07/05      2,355       2,355,000
   Seattle Housing Authority RB (Rainier Vista Project
      Phase I) Series 2003 AMT DN (KeyBank N.A. LOC)
      (A-1)
      1.81%(b)                                                 02/07/05     11,250      11,250,000
   Washington Housing Financing Committee
      Non-Profit Housing RB (Emerald Heights Project)
      Series 2003 DN (Bank of America N.A. LOC)
      (F-1+)
      1.85%(b)                                                 02/01/05     18,735      18,735,000
   Washington Housing Financing Committee
      Non-Profit Housing RB Series 2003 PT-838 AMT
      DN (AIG Insurance, Merrill Lynch & Co. SBPA)
      (VMIG-1)
      1.94%(b)                                                 02/07/05      2,510       2,510,000
   Washington Housing Financing Committee
      Non-Profit Housing RB Series 2003 PT-892 AMT
      DN (AIG Insurance, Merrill Lynch & Co. SBPA)
      1.94%(b)                                                 02/07/05      8,600       8,600,000
   Yakima County Public Corp. RB (Michelsen
      Packaging Co. Project) Series 2000 AMT DN
      (Bank of America N.A. LOC) (A-1+)
      1.95%(b)                                                 02/07/05        695         695,000
   Yakima County RB (Oord Dairy Project) Series 2004
      AMT DN (Key Bank N.A. LOC)
      1.99%(b)                                                 02/07/05      4,415       4,415,000
                                                                                       ===========
                                                                                        74,025,000
                                                                                       -----------
West Virginia - 0.1%
   West Virginia State Hospital RB (West Virginia
      Hospital Pooled Financing Program) Series
      2001B-2 DN (Branch Banking & Trust Co. LOC)
      (VMIG-1)
      2.04%(b)                                                 02/07/05      1,495       1,495,000
                                                                                       -----------
Wisconsin - 2.3%
   Germantown IDRB (Cambridge Major Labs Project)
      Series 2003 AMT DN (Bank One N.A. LOC)
      2.04%(b)                                                 02/07/05      6,000       6,000,000
   Kohler Village Solid Waste Disposal RB (Kohler
      Project) Series 1997 AMT DN (Wachovia Bank
      N.A. LOC)
      1.92%(b)                                                 02/07/05      4,000       4,000,000
   Mequon IDRB (Johnson Level GRW Investment
      Project) Series 1995 AMT DN (Bank One N.A.
      LOC)
      2.00%(b)                                                 02/07/05        780         780,000
   New Berlin School District Series 2004 TRAN
      3.00%                                                    09/01/05     12,540      12,641,809
   Oshkosh IDRB (Oskosh Coil Spring Project) Series
      2000A AMT DN (Bank One Wisconsin LOC)
      2.00%(b)                                                 02/07/05      2,100       2,100,000
   Wisconsin Health & Educational Facilities RB
      (Pooled Loan Financing Program) Series 2002E
      DN (Associated Bank N.A. LOC) (VMIG-1)
      2.04%(b)                                                 02/07/05      2,200       2,200,000
   Wisconsin Housing & Economic Development
      Authority Single Family RB (Merrill Lynch P-Float
      Trust Receipts) Series 2003 PT-860 AMT DN
      (Bayeriche Landesbank Girozentrale SBPA,
      Merrill Lynch & Co. Guaranty) (A-1)
      1.94%(b)                                                 02/07/05    $19,980     $19,980,000
                                                                                       ===========
                                                                                        47,701,809
                                                                                       -----------
Wyoming - 0.7%
   Cheyenne IDRB (Grobet File Co., Inc. Project) Series
      2001 AMT DN (National City Bank N.A. LOC)
      1.97%(b)                                                 02/07/05      2,550       2,550,000
   Green River RB (Rhone-Poulenc LP Project) Series
     1994 AMT DN (Fleet National Bank LOC) (VMIG-1)
     2.10%(b)                                                  02/07/05     11,400      11,400,000
                                                                                       ===========
                                                                                        13,950,000
                                                                                       -----------

TOTAL INVESTMENTS IN SECURITIES - 99.8%
   (Cost $2,031,006,624(a))                     2,031,006,624
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%        3,555,067
                                               --------------
NET ASSETS - 100.0%                            $2,034,561,691
                                               ==============

----------
(a)  Cost for Federal income tax purposes.
(b)  Rates shown are the rates as of January 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January
     31, 2005, the Fund held 10.0% of its net assets, with a current market value of $202,915,000, in securities restricted as to resale.

                                       35

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                              CALIFORNIA MONEY FUND

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS - 100.8%
California - 94.0%
   ABAG Finance Authority Non-Profit Corp. RB (Lease
      Revenue Pass-Through Obligation) Series 2003A
      DN (Societe Generale LOC) (A-1+)
      1.90%(b)                                                 02/07/05    $ 1,845    $ 1,845,000
   Alameda-Contra Costa District GO Series 2004
      TRAN (A-1+, MIG-1)
      3.00%                                                    07/07/05      4,000      4,023,897
   Alameda-Contra Costa Schools Finance Authority
      COP (Capital Improvements Financing Project)
      Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
      1.90%(b)                                                 02/07/05        800        800,000
   Butte County Board of Education GO Series 2004
      TRAN
      2.75%                                                    09/29/05     14,100     14,210,420
   California Affordable Housing Agency Multi-Family
      RB (Merrill Lynch P-Float Trust Receipts) Series
      2003 PT-2049 DN (Merrill Lynch & Co. Guaranty,
      Merrill Lynch Capital Services SBPA) (F-1+)
      1.90%(b)                                                 02/07/05      3,035      3,035,000
   California Communities Housing & Finance Agency
      RB (Lease Revenue Pass-Through Obligation
      Project) Series 2001A DN (Societe Generale LOC)
      (A-1+)
      1.90%(b)                                                 02/07/05      4,000      4,000,000
   California Department of Water Resource Power
      Supply RB Series 2002C-10 DN (Landesbank
      Hessen-Thuringen Girozentrale LOC)
      (A-1+, VMIG-1)
      1.77%(b)                                                 02/07/05      3,150      3,150,000
   California Department of Water Resource Power
      Supply RB Series 2002C-6 DN (Kredietbank LOC)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      3,700      3,700,000
   California Department of Water Resource Power
      Supply RB Series 2002C-7 DN (FSA Insurance,
      Dexia Credit SBPA) (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05      4,850      4,850,000
   California Economic Recovery GO Series 2004-930
      DN (MBIA Insurance, Morgan Stanley Liquidity
      Facility) (A-1)
      1.87%(b)                                                 02/07/05      6,000      6,000,000
   California Economic Recovery RB Series 2004-931
      DN (Morgan Stanley Liquidity Facility) (A-1, AA-)
      1.87%(b)                                                 02/07/05      2,000      2,000,000
   California Economic Recovery RB Series 2004C DN
      (J.P. Morgan Chase Bank SBPA) (A-1+, VMIG-1)
      1.88%(b)                                                 02/01/05      6,800      6,800,000
   California Economic Recovery RB Series 2004C3 DN
      (Landesbank Hessen Thuringen Girozentrale
      LOC) (A-1+, VMIG-1)
      1.90%(b)                                                 02/01/05        500        500,000
   California Economic Recovery RB Series 2004C-5
      DN (Bank of America SBPA) (A-1+, VMIG-1)
      1.82%(b)                                                 02/01/05      8,685      8,685,000
   California Educational Facilities Authority RB (Art
      Center Design College Project) Series 2002A DN
      (M&T Bank Corp. SBPA) (VMIG-1)
      1.93%(b)                                                 02/07/05      3,645      3,645,000
   California Educational Facilities Authority RB (Santa
      Clara University Project) Series 2002B DN (MBIA
      Insurance, M&T Bank Corp. SBPA) (VMIG-1)
      1.84%(b)                                                 02/07/05      2,000      2,000,000
   California Educational Facilities Authority RB
      (University of Southern California Project) Series
      2003C MB (A-1+, MIG-1)
      1.01%                                                    03/18/05     12,500     12,491,953
   California GO (ABN-AMRO Munitops Trust
      Certificates) Series 2003 DN (AMBAC Insurance,
      ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
      1.87%(b)                                                 02/07/05    $ 6,000    $ 6,000,000
   California GO (Wachovia Merlots Trust Receipts)
      Series 2002A-47 DN (MBIA Insurance, Wachovia
      Bank N.A. LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05      6,500      6,500,000
   California GO Series 1997 SG-91 DN (FGIC
      Insurance, Societe Generale LOC) (A-1+)
      1.86%(b)                                                 02/07/05     10,120     10,120,000
   California GO Series 2003C-1 DN (Landesbank
      Hessen-Thuringen Girozentrale LOC)
      (A-1, VMIG-1)
      1.85%(b)                                                 02/07/05      3,000      3,000,000
   California GO Series 2004A RAN (SP-1, MIG-1)
      3.00%                                                    06/30/05     10,000     10,051,006
   California GO Series 2004 MB (A, A3)
      3.00%                                                    03/01/05      8,395      8,404,972
   California Health Facilities Financing Authority RB
      (Catholic Healthcare West Project) Series 1988B
      DN (MBIA Insurance, Morgan Guaranty Trust
      SBPA) (A-1+, VMIG-1)
      1.86%(b)                                                 02/07/05      2,000      2,000,000
   California Health Facilities Financing Authority RB
      Series 1999 PA-587 DN (Merrill Lynch Capital
      Services Guaranty) (A-1+)
      1.90%(b)                                                 02/07/05     10,000     10,000,000
   California Health Facilities Financing Authority RB
      Series 2002-591 DN (Morgan Stanley Liquidity
      Facility) (A-1+)
      1.89%(b)                                                 02/07/05      9,400      9,400,000
   California Infrastructure & Economic Development
      Bank RB (Academy of Motion Pictures Arts &
      Science Project) Series 2002 DN (AMBAC
      Insurance, J.P. Morgan Chase LOC)
      (A-1+, VMIG-1)
      1.85%(b)                                                 02/07/05      2,500      2,500,000
   California Infrastructure & Economic Development
      Bank RB (J. Paul Getty Trust) Series 2003B MB
      (A-1+, MIG-1)
      1.17%                                                    02/02/05      5,000      5,000,000
      1.17%                                                    02/02/05      5,000      5,000,000
      2.25%                                                    02/02/06      5,000      5,000,000
   California RB (Municipal Securities Trust Receipts)
      Series 1997 SGA-58 DN (FGIC Insurance, Societe
      Generale SBPA) (SP-1+, VMIG-1)
      1.85%(b)                                                 02/07/05      8,165      8,165,000
   California Statewide Communities Development
      Authority Multi-Family RB (Merrill Lynch P-Float
      Trust Receipts) Series 2000 PT-1268 DN (Merrill
      Lynch & Co. Guaranty) (A-1+)
      1.90%(b)                                                 02/07/05      5,500      5,500,000
   Clovis County Unified School District GO (Merrill
      Lynch P-Float Trust Receipts) Series 2005-PZ-42
      DN (FGIC Insured, Merrill Lynch Capital Services
      SBPA)
      1.96%(b)                                                 02/07/05      1,330      1,330,000
   Foothill-De Anza Community College GO Series
      2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05      8,175      8,175,000
   Fresno County GO Series 2004-5 TRAN (SP-1+)
      3.00%                                                    06/30/05      5,000      5,028,531

                                       36

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                        CALIFORNIA MONEY FUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
California (continued)
   Glendale Hospital RB Series 2002-590 DN (Morgan
      Stanley Group LOC) (A-1+)
      1.89%(b)                                                 02/07/05    $ 8,800     $ 8,800,000
   Golden State Tobacco Settlement Securitization
      Corp. RB (Merrill Lynch P-Float Trust Receipts)
      Series 2004 PA-1236 DN (Merrill Lynch & Co.
      Guaranty, Merrill Lynch Capital Services SBPA)
      (F-1+)
      1.94%(b)                                                 02/07/05        800         800,000
   Golden State Tobacco Settlement Securitization
      Corp. RB (Merrill Lynch P-Float Trust Receipts)
      Series 2004 PT-2338 DN (Merrill Lynch Capital
      Services SBPA) (F1+)
      1.94%(b)                                                 02/07/05      1,745       1,745,000
   Golden State Tobacco Settlement Securitization
      Corp. RB Series 2004 ROC-RR-II-285X DN
      (Citibank Liquidity Facility, XLCA Insurance) (AAA)
      1.89%(b)                                                 02/07/05      4,995       4,995,000
   Golden State Tobacco Settlement Securitization
      Corp. RB Series 2004 ROC-RR-II-287X DN
      (Citibank Liquidity Facility) (A-1+)
      1.89%(b)                                                 02/07/05      3,540       3,540,000
   Grant Joint Unified High School District COP (2005
      School Facilities Bridge Funding Project) Series
      2005 DN (Credit Locale de France LOC)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      5,200       5,200,000
   Hemet Multi-Family Housing RB (Sunwest
      Retirement Project) Series 1999A DN (Federal
      Home Loan Mortgage Corp. Guaranty) (A-1+)
      1.84%(b)                                                 02/07/05      5,150       5,150,000
   Irvine Improvement Board Act of 1915 (Assessment
      District No. 87-8) Special Assessment Limited
      Obligation Series 1999 DN (Kredietbank LOC)
      (A-1, VMIG-1)
      1.89%(b)                                                 02/01/05      2,000       2,000,000
   Irvine Improvement Board Act of 1915 (Assessment
      District No. 89-10) Special Assessment Limited
      Obligation Series 1990 DN (Bayerische
      Landesbank Girozentrale LOC) (VMIG-1, F-1)
      1.93%(b)                                                 02/01/05      9,900       9,900,000
   Las Virgenes Unified School District COP Series
      2003 DN (Dexia Credit Local SBPA)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      6,900       6,900,000
   Long Beach Aquarium of the Pacific RB Series
      1995A MB (MBIA Insurance) (AAA, Aaa)
      6.12%                                                    07/01/05      1,000       1,039,067
   Los Angeles County Housing Authority Multi-Family
      Housing RB (Lincoln Malibu Meadows Project)
      Series 1998B DN (Federal National Mortgage
      Association Guaranty) (A-1+)
      1.84%(b)                                                 02/07/05      4,350       4,350,000
   Los Angeles County Public Works Finance Authority
      Lease RB Series 2000J DN (AMBAC Insurance,
      Wachovia Bank N.A. LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05      5,000       5,000,000
   Los Angeles County Water & Power RB (Power
      System Project) Series 2002A-2 DN (Bayerische
      Landesbank Girozentrale LOC) (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      5,400       5,400,000
   Los Angeles County Water & Power RB (Power
      System Project) Series 2002A-8 DN (Multiple
      LOCs) (A-1+, VMIG-1)
      1.84%                                                    02/07/05      5,100       5,100,000
   Los Angeles Department of Water & Power Series
      2004 MB (Dexia Bank LOC) (A-1+, P-1)
      1.75%                                                    03/10/05    $ 5,000     $ 5,000,000
   Los Angeles Unified School District GO (ABN-AMRO
      Munitops Trust Certificates) Series 1999C DN
      (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
      (VMIG-1)
      1.87%(b)                                                 02/07/05      4,600       4,600,000
   Los Angeles Unified School District GO Series
      1997E DN (MBIA Insurance, Wachovia Bank N.A.
      LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05      4,980       4,980,000
   Los Angeles Wastewater Systems RB Series 2002A
      DN (FGIC Insurance, Bank of America N.A.
      Liquidity Facility) (A-1+)
      1.88%(b)                                                 02/07/05      5,000       5,000,000
   Los Angeles Wastewater Systems Subordinate RB
      Series 2001A MB (FGIC Insurance) (A-1+, MIG-1)
      2.15%                                                    12/15/05      6,000       6,000,000
   Los Angeles Water & Power RB (Power Systems
      Project) Series 2002A-5 DN (Multiple LOCs)
      (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05      3,700       3,700,000
   Los Angeles Water & Power RB (Power Systems
      Project) Series 2002A-7 DN (Bayerische
      Landesbank Girozentrale LOC) (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05     19,200      19,200,000
   Metropolitan Water District of Southern California
      Waterworks RB Series 2000B-1 DN
      (Westdeutsche Landesbank Girozentrale LOC)
      (A-1+, VMIG-1)
      1.88%(b)                                                 02/01/05      1,900       1,900,000
   Metropolitan Water District of Southern California
      Waterworks RB Series 2001C-2 DN
      (Westdeutsche Landesbank Girozentrale LOC)
      (A-1+, VMIG-1)
      1.85%(b)                                                 02/01/05      3,400       3,400,000
   Metropolitan Water District of Southern California
      Waterworks RB Series 2003C-1 DN (Dexia Credit
      LOC) (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      6,000       6,000,000
   Newport Beach Hospital RB (Hoag Memorial
      Presbyterian Hospital Project) Series 1999A DN
      (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05      2,500       2,500,000
   Oakland Unified School District of Alameda County
      GO (Bear Stearns Trust Certificates) Series
      2002A-9035 DN (FGIC Insurance, Bear Stearns
      Capital Markets Liquidity Facility) (A-1)
      1.86%(b)(c)                                              02/07/05     11,095      11,095,000
   Pacific Housing & Finance Agency RB (Lease
      Revenue Pass-Through Obligation) Series 2001A
      DN (Societe Generale LOC) (A-1+)
      1.90%(b)                                                 02/07/05      3,800       3,800,000
   Perris Unified High School District COP (School
      Funding Project) Series 2004 DN (FSA Insurance,
      Dexia Credit Locale SBPA) (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      7,600       7,600,000
   Pittsburg Redevelopment Agency for Tax Allocation
      (Los Medanos Community Project) Series 2004
      DN (Kredietbank LOC) (A-1+)
      1.87%(b)                                                 02/01/05      7,615       7,615,000

                                       37

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                        CALIFORNIA MONEY FUND (CONCLUDED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
California (continued)
   Ramona Unified School District COP Series 2004
      DN (Kredietbank LOC) (A-1+, AAA)
      1.82%(b)                                                 02/07/05    $ 5,000    $  5,000,000
   Riverside County COP (Riverside County Public
      Facilities Project) Series 1985B DN (State Street
      LOC) (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      8,000       8,000,000
   Sacramento City Unified School District Series 2004
      TRAN (MIG-1)
      3.50%                                                    11/30/05      3,250       3,288,184
   Sacramento Municipal Utilities District RB
      (ABN-AMRO Munitops Trust Certificates) Series
      2003-17 DN (MBIA Insurance, ABN-AMRO Bank
      N.V. SBPA) (VMIG-1)
      1.87%(b)                                                 02/07/05     11,835      11,835,000
   Sacramento Municipal Utility District RB (Macon
      Trust Certificates) Series 2002M DN (AMBAC
      Insurance, Kredietbank N.V. LOC) (A-1+)
      1.88%(b)                                                 02/07/05      3,975       3,975,000
   Sacramento Municipal Utility District RB Series
      2000A DN (AMBAC Insurance, Wachovia Bank
      N.A. LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05     10,555      10,555,000
   Sacramento Unified School District GO (ABN-AMRO
      Munitops Trust Certificates) Series 2002-9 MB
      (MBIA Insurance, ABN-AMRO Bank N.V. SBPA)
      (MIG-1, F-1+)
      1.91%                                                    03/23/05      7,485       7,485,000
   San Bernardino County Multi-Family Housing RB
      (WLP Parkview Place Project) Series 2004A DN
      (Federal National Mortgage Association
      Guaranty) (A-1+, AAA)
      1.84%(b)                                                 02/07/05      4,500       4,500,000
   San Francisco City & County Public Utilities RB
      (Commission for Clean Water Project) Series
      2003A DN (MBIA Insurance, Wachovia Bank N.A.
      LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05      3,190       3,190,000
   San Jose Multi-Family Housing RB (Timberwood
      Apartments Project) Series 1995A DN (Wells
      Fargo Bank LOC) (VMIG-1)
      1.86%(b)                                                 02/07/05      2,775       2,775,000
   Santa Barbara County GO Series 2004A TRAN
      (SP-1+)
      3.00%                                                    07/26/05      4,850       4,884,114
   Southern California Public Power Authority RB (San
      Juan Power Project) Series 2002 DN (FSA
      Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
      1.88%(b)                                                 02/07/05      4,190       4,190,000
   Val Verde Unified School District COP (Land Bank
      Progarm) Series 2004A DN (Bank of America
      LOC) (VMIG-1)
      1.83%(b)                                                 02/07/05      2,600       2,600,000
   Vallecitos Water District of California Water
      Revenue COP (Twin Oaks Reservoir Project)
      Series 1998 DN (Credit Locale de France LOC)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      3,000       3,000,000
   West Covina Unified School District GO Series
      2003-03-23 DN (MBIA Insurance, Banque
      Nationale de Paribas Liquidity Facility) (VMIG-1)
      1.86%(b)                                                 02/07/05      6,885       6,885,000
   Yuba Community College District Series 2004 TRAN
      (SP-1)
      3.00%                                                    09/09/05      3,000       3,025,622
                                                                                      ============
                                                                                       440,407,766
                                                                                      ------------
Puerto Rico - 6.8%
   Commonwealth of Puerto Rico Electric Power
      Authority RB (Goldman Sachs Trust Receipts)
      Series 2002-1 DN (MBIA Insurance, Bank of New
      York SBPA) (A-1+)
      1.86%(b)                                                 02/07/05    $ 2,995    $  2,995,000
   Commonwealth of Puerto Rico GO (Tender Option
      Certificates) Series 2001 DN (FSA Insurance,
      Bank of New York Liquidity Facility) (A-1+)
      1.85%(b)                                                 02/07/05      6,845       6,845,000
   Commonwealth of Puerto Rico Public Improvement
      GO (Merrill Lynch P-Float Trust Receipts) Series
      2001 PA-931 DN (XLCA Insurance, Merrill Lynch
      Capital Services SBPA) (A-1)
      1.85%(b)                                                 02/07/05        460         460,000
   Commonwealth of Puerto Rico Public Improvement
      GO Series 2002A ROCS-II-R-185 DN (FGIC
      Insurance, Salomon Smith Barney Liquidity
      Facility) (VMIG-1)
      1.85%(b)                                                 02/07/05      3,705       3,705,000
   Commonwealth of Puerto Rico RB Series 2004
      TRAN (SP-1+, MIG-1)
      3.00%                                                    07/29/05      2,920       2,939,034
   Puerto Rico Public Financing Corp. RB Series
      2001-520 MB (MBIA Insurance, Morgan Stanley
      Dean Witter Liquidity Facility) (VMIG-1)
      1.62%                                                    08/10/05      6,345       6,345,000
   Puerto Rico Public Financing Corp. RB Series
      2004-911 DN (CIFG-TCRS Credit Support, Morgan
      Stanley Group Liquidity Facility) (AAA, F-1+)
      1.86%(b)                                                 02/07/05      8,797       8,797,000
                                                                                      ============
                                                                                        32,086,034
                                                                                      ------------

TOTAL INVESTMENTS IN
SECURITIES - 100.8%
   (Cost $472,493,800(a))    472,493,800
LIABILITIES IN EXCESS OF
OTHER
   ASSETS - (0.8)%            (3,536,594)
                            ------------
NET ASSETS - 100.0%         $468,957,206
                            ============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of January 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January
     31, 2005, the Fund held 2.4% of its net assets, with a current market value of $11,095,000, in securities restricted as to resale.

                                       38

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                               NEW YORK MONEY FUND

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS - 99.7%
New York - 95.4%
   Beacon GO Series 2004 BAN
      3.25%                                                    12/23/05    $3,722      $3,756,540
   Bethlehem Central School District GO Series 2004
      BAN
      3.00%                                                    09/23/05     3,000       3,025,477
   Chester GO Series 2004 BAN
      3.00%                                                    08/03/05     1,500       1,510,731
   City of New York GO (Citibank Trust Receipts) Series
      2003R ROC-II-251A DN (Citibank Liquidity
      Facility) (VMIG-1)
      1.91%(b)                                                 02/07/05     5,000       5,000,000
   City of New York GO (Citigroup Trust Receipts)
      Series 2003A-6 DN (Landesbank, Baden,
      Waerttemburg LOC) (A-1, VMIG-1)
      1.81%(b)                                                 02/07/05     5,400       5,400,000
   City of New York GO (Merrill Lynch P-Float Trust
      Receipts) Series 1997 DN (AMBAC Insurance,
      Societe Generale Liquidity Facility) (A-1+)
      1.87%(b)                                                 02/07/05     1,760       1,760,000
   City of New York GO (Morgan Stanley Trust
      Receipts) Series 2002-725X DN (FSA Insurance,
      Morgan Stanley Group Liquidity Facility) (VMIG-1)
      1.86%(b)                                                 02/07/05     2,144       2,143,750
   City of New York GO (Wachovia Merlots Trust
      Receipts) Series 2004C-09 DN (MBIA Insurance,
      Wachovia Bank N.A. SBPA) (VMIG-1)
      1.88%(b)                                                 02/07/05     3,000       3,000,000
   City of New York GO Series 1994B-5 DN (MBIA
      Insurance) (A-1+, VMIG-1)
      1.88%(b)                                                 02/01/05     1,700       1,700,000
   City of New York GO Series 2001A-8 DN (Retail Food
      Stores Guaranty) (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05     2,620       2,620,000
   City of New York GO Series 2002C-3 DN (Banque
      Nationale de Paribas LOC) (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05     1,400       1,400,000
   City of New York GO Series 2003A-5 DN (HSBC
      Bank LOC) (A-1)
      1.84%(b)                                                 02/07/05     1,000       1,000,000
   City of New York GO Series 2004B MB (Aaa)
      6.38%                                                    08/15/05     5,900       6,096,389
   City of New York GO Series 2004H-2 DN
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05     4,100       4,100,000
   City of New York GO Series 2004H-7 DN (KBC Bank
      N.V. LOC) (A-1, VMIG-1)
      1.88%(b)                                                 02/01/05       100         100,000
   City of New York GO Series 2004H-8 DN
      (WestDeutsche Landesbank Girozentrale LOC)
      (A-1+, VMIG-1)
      1.79%(b)                                                 02/07/05     6,210       6,210,000
   City of New York Housing Development Corp.
      Multi-Family Rental Housing RB (Columbus
      Apartments Project) Series 1995A DN (Federal
      National Mortgage Association Guaranty) (A-1+)
      1.85%(b)                                                 02/07/05     1,600       1,600,000
   City of New York Housing Development Corp.
      Multi-Family Rental Housing RB (Columbus
      Green Project) 1997A DN (Federal National
      Mortgage Association Guaranty) (A-1+)
      1.85%(b)                                                 02/07/05     4,500       4,500,000
   City of New York Housing Development Corp.
      Multi-Family Rental Housing RB (Parkgate
      Development Project) Series 1998A DN (Federal
      National Mortgage Association Guaranty) (A-1+)
      1.80%(b)                                                 02/07/05     2,000       2,000,000
   City of New York Housing Development Corp.
      Multi-Family Rental Housing RB (Related
      Monterey Project) Series 1997A DN (Federal
      National Mortgage Association Guaranty) (A-1+)
      1.85%(b)                                                 02/07/05    $  100      $  100,000
   City of New York IDA Civic Facilities RB (Abraham
      Joshua Heschel Project) Series 2002 DN (M&T
      Bank Corp. LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05     2,000       2,000,000
   City of New York IDA Civic Facilities RB (Hewitt
      School Project) Series 2002 DN (Allied Irish Bank
      LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05     1,600       1,600,000
   City of New York IDA Civic Facilities RB (The Birch
      Wathen Lenox School Project) Series 2004 DN
      (Allied Irish Bank LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05     2,625       2,625,000
   City of New York Municipal Water & Sewer System
      RB Series 2000C DN (Dexia Credit SBPA)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/01/05     1,500       1,500,000
   City of New York Municipal Water Finance Authority
      RB (Citigroup Trust Receipts, Water & Sewer
      Systems Project) Series 2004R-4061 ROC-II DN
      (Citigroup Global Market Holdings, Inc. SBPA)
      (VMIG-1)
      1.86%(b)                                                 02/07/05     2,990       2,990,000
   City of New York Municipal Water Finance Authority
      RB (Water & Sewer System Project) Series 1993C
      DN (FGIC Insurance) (VMIG-1)
      1.90%(b)                                                 02/01/05     6,500       6,500,000
   City of New York Municipal Water Finance Authority
      RB (Water & Sewer System Project) Series 1994G
      DN (FGIC Insurance) (A-1+, VMIG-1)
      1.88%(b)                                                 02/01/05       100         100,000
   City of New York Municipal Water Finance Authority
      RB (Water & Sewer Systems Project) Series
      2001F-1 DN (Credit Locale de France LOC)
      (A-1+, VMIG-1)
      1.92%(b)                                                 02/01/05     2,500       2,500,000
   City of New York Transitional Finance Authority
      Financing RB (Citibank Eagle Trust Reciepts)
      Series 1994C DN (AMBAC Insurance, Citibank
      Liquidity Facility) (VMIG-1)
      1.86%(b)                                                 02/07/05     8,000       8,000,000
   City of New York Transitional Finance Authority
      Financing RB (Citibank Eagle Trust Receipts)
      Series 2000 DN (Citibank Liquidity Facility) (A-1+)
      1.86%(b)                                                 02/07/05     9,900       9,900,000
   City of New York Transitional Finance Authority
      Financing RB (Citibank Eagle Trust Receipts)
      Series 2001 DN (Citibank Liquidity Facility) (A-1+)
      1.86%(b)                                                 02/07/05     3,300       3,300,000
   City of New York Transitional Finance Authority
      Financing RB (Future Tax Secured Bonds) Series
      1998A-1 DN (Morgan Guaranty Trust LOC)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05     1,400       1,400,000
   City of New York Transitional Finance Authority
      Financing RB (Future Tax Secured Bonds) Series
      1998A-2 DN (Morgan Guaranty Trust LOC)
      (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05       300         300,000

                                       39

                            BLACKROCK LIQUIDITY FUNDS
                             STATEMENT OF NET ASSETS
                         NEW YORK MONEY FUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
New York (continued)
   City of New York Transitional Finance Authority
      Financing RB (Future Tax Secured Bonds) Series
      1998C DN (Bayerische Landesbank Girozentrale
      LOC) (A-1+, VMIG-1)
      1.90%(b)                                                 02/01/05    $  500      $  500,000
   City of New York Transitional Finance Authority RB
      Series 2002-2E DN (New York State Common
      Retirement Fund SBPA) (A-1+, VMIG-1)
      1.79%(b)                                                 02/07/05     2,800       2,800,000
   City of New York Trust for Cultural Resources RB
      (Manhattan School of Music Project) Series 2000
      DN (First Union National Bank SBPA) (A-1)
      1.83%(b)                                                 02/07/05     1,900       1,900,000
   City of New York Trust for Cultural Resources RB
      (The Museum of Broadcasting Project) Series
      1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
      1.81%(b)                                                 02/07/05     2,400       2,400,000
   Dormitory Authority of the State of New York RB
      (Glen Eddy, Inc. Project) Series 2000 DN (Fleet
      National Bank LOC) (A-1)
      1.82%(b)                                                 02/07/05     3,240       3,240,000
   Dormitory Authority of the State of New York RB
      (Mental Health Services Project) Series 2003D-2B
      DN (Credit Locale de France LOC) (A-1+)
      1.82%(b)                                                 02/07/05       600         600,000
   Dormitory Authority of the State of New York RB
      (Wachovia Merlots Trust Receipts) Series
      2001A-30 DN (AMBAC Insurance, Wachovia Bank
      N.A. SBPA) (VMIG-1)
      1.88%(b)                                                 02/07/05     2,985       2,985,000
   Dormitory Authority of the State of New York RB
      (Wachovia Merlots Trust Reciepts) Series 2003
      DN (FGIC Insurance, Wachovia Bank N.A. SBPA)
      (VMIG-1)
      1.88%(b)                                                 02/07/05     7,190       7,190,000
   Dormitory Authority of the State of New York RB
      Series 2001D DN (MBIA Insurance, Bank of
      America SBPA) (A-1+)
      1.88%(b)                                                 02/07/05     1,900       1,900,000
   East Hampton Unified School District GO Series
      2004 TAN
      3.00%                                                    06/29/05     1,000       1,006,209
   Erie County Asset Securitization Corp. RB (Merrill
      Lynch P-Float Trust Receipts) Series 2003
      PA-1213 DN (Merrill Lynch & Co. Guaranty) (F-1+)
      1.94%(b)                                                 02/07/05     3,620       3,620,000
   Erie County Civic Facilities IDRB (Hauptman-
      Woodward Project) Series 2004 DN (KeyBank
      N.A. LOC)
      1.92%(b)                                                 02/07/05     2,300       2,300,000
   Franklin County IDA Civic Facility RB (Paul Smith's
      College Project) Series 1998 DN (KeyBank N.A.
      LOC)
      1.92%(b)                                                 02/07/05     3,210       3,210,000
   Huntington Unified Free School District GO Series
      2004 TAN
      3.00%                                                    06/29/05     2,000       2,012,177
   Lawrence Union Free School District GO Series
      2004 TAN
      3.00%                                                    06/29/05     3,000       3,018,207
   Long Island Power Authority Electrical System RB
      Series 1998-7 DN (MBIA Insurance, Credit Suisse
      First Boston SBPA) (A-1+, VMIG-1)
      1.85%(b)                                                 02/07/05     1,650       1,650,000
   Long Island Power Authority Electrical System RB
      Series 1998-7A DN (MBIA Insurance, Credit
      Suisse First Boston SBPA) (A-1+, VMIG-1)
      1.74%(b)                                                 02/07/05    $4,235      $4,235,000
   Long Island Power Authority Electrical System RB
      Series 2005 TECP (J.P. Morgan Chase LOC) (A-1+)
      1.85%                                                    02/09/05     5,000       5,000,000
   Metropolitan Transportation Authority GO Series
      2004A-1 DN (XLCA Insurance, Depfa Bank PLC
      SBPA) (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05     2,000       2,000,000
   Metropolitan Transportation Authority GO Series
      2004A-3 DN (XLCA Insurance, Depfa Bank PLC
      SBPA) (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05     2,000       2,000,000
   Metropolitan Transportation Authority GO Series
      2004 DN (ABN-AMRO Bank LOC) (A-1+, P-1)
      1.80%(b)                                                 02/07/05     7,000       7,000,000
      1.82%(b)                                                 03/09/05     3,000       3,000,000
   Metropolitan Transportation Authority RB (Merrill
      Lynch P-Float Trust Receipts) Series 2003R
      PA-1121 MB (MBIA Insurance, Merrill Lynch &
      Co. SBPA) (A-1)
      1.03%                                                    03/10/05     2,495       2,495,000
   Metropolitan Transportation Authority RB (Piper
      Jaffray Trust Certificates) Series 2002F DN (Bank
      of New York LOC) (VMIG-1)
      1.87%(b)                                                 02/07/05     5,674       5,674,500
   Metropolitan Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2002A-43 DN (FGIC Insurance, Wachovia Bank
      N.A. Liquidity Facility) (VMIG-1)
      1.88%(b)                                                 02/07/05     2,445       2,445,000
   Metropolitan Transportation Authority RB
      (Wachovia Merlots Trust Receipts) Series
      2003B-25 DN (FGIC Insurance, Wachovia Bank
      N.A. Liquidity Facility) (VMIG-1)
      1.88%(b)                                                 02/07/05     4,980       4,980,000
   Metropolitan Transportation Authority RB Series
      2002D-1 DN (FSA Insurance, Westdeutsche
      Landesbank SBPA) (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05     2,710       2,710,000
   Monroe County IDA Civic Facility RB (Sigal Center
      Project) Series 2004 DN (M&T Bank Corp. LOC)
      (VMIG-1)
      1.90%(b)                                                 02/07/05     1,700       1,700,000
   Monroe County IDA Civic Facility RB (St. John
      Fisher College Project) Series 2005 DN (Fleet
      National Bank SBPA)
      1.88%(b)                                                 02/07/05     3,000       3,000,000
   Monroe County IDA Civic Facility RB (YMCA of
      Greater Rochester Project) Series 2004 DN (M&T
      Bank Corp. LOC) (A-1)
      1.89%(b)                                                 02/07/05     2,750       2,750,000
   Monroe County IDRB Series 2002A DN (M&T Bank
      Corp. LOC) (VMIG-1)
      1.90%(b)                                                 02/07/05     2,500       2,500,000
   Nassau County Intermediate Finance Authority RB
      Series 2002B DN (FSA Insurance, Banque
      Nationale de Paribas SBPA) (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05     2,535       2,535,000

                                       40

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONTINUED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Nassau Health Care Corp. RB Series 2004C-1 DN
      (FSA Guaranty) (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05    $ 3,000     $ 3,000,000
   Nassau Health Care Corp. RB Series 2004C-3 DN
      (FSA Guaranty) (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      5,700       5,700,000
   New York City GO Series 1994H-H2 DN (MBIA
      Insurance) (A-1+, VMIG-1)
      1.92%(b)                                                 02/01/05      2,700       2,700,000
   New York GO Series 2000B MB (Dexia Credit, Credit
      Locale de France LOC) (A-1+, MIG-1)
      1.58%                                                    08/05/05      2,000       2,000,000
   New York GO Series 2004H-3 DN (Bank of New York
      LOC) (VMIG-1)
      1.82%(b)                                                 02/07/05      5,400       5,400,000
   New York IDA Liberty RB (One Bryant Park LLC
      Project) Series 2004A DN (Bank Of America N.A.
      LOC)
      1.87%(b)                                                 02/07/05      4,000       4,000,000
   New York State Dormitory Authority RB (Park Ridge
      Hospital Project) Series 2005 DN (J.P. Morgan
      Chase LOC)
      1.85%(b)                                                 02/07/05      5,000       5,000,000
   New York State Environmental Facilities Corp. RB
      (Citibank Eagle Trust Receipts) (Clean Water &
      Drinking Project) Series 2003A DN (Citibank
      Liquidity Facility) (A-1+)
      1.86%(b)                                                 02/07/05      5,710       5,710,000
   New York State Environmental Facilities Corp. RB
      (Citigroup Trust Receipts) (Facscorp Clean Water
      & Drinking Project) Series 2003R-2014 ROC II DN
      (Citibank Liquidity Facility) (VMIG-1)
      1.86%(b)                                                 02/07/05      2,680       2,680,000
   New York State Environmental Facilities Corp. RB
      (Citigroup Trust Receipts) (Facscorp Clean Water
      & Drinking Project) Series 2003R-4001 ROC II DN
      (Citibank Liquidity Facility) (VMIG-1)
      1.86%(b)                                                 02/07/05      1,590       1,590,000
   New York State Housing Finance Agency RB (10
      Liberty Street Project) Series 2003 DN (Fleet
      National Bank LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05      3,900       3,900,000
   New York State Housing Finance Agency RB
      (Normandie Court I Project) Series 1991A DN
      (Societe Generale LOC) (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05      1,600       1,600,000
   New York State Housing Finance Agency RB
      (Tribeca Green Housing Project) Series 2003A DN
      (Landesbank Hessen-Thuringen Girozentrale
      LOC) (VMIG-1)
      1.85%(b)                                                 02/07/05      7,700       7,700,000
   New York State Thruway Authority RB Series 2004
      TECP (Landesbank Hessen-Thuringen
      Girozentrale LOC) (A-1+, P-1)
      1.66%                                                    03/10/05      3,000       3,000,000
   New York State Urban Development Corp. RB
      (Wachovia Bank Merlots Trust Receipts) Series
      2005C-01 DN (MBIA Insurance)
      1.88%(b)                                                 02/07/05      3,000       3,000,000
   New York Transitional Finance Authority RB Series
      2002-2D DN (Retail Food Stores LOC)
      (A-1+, VMIG-1)
      1.83%(b)                                                 02/07/05      5,800       5,800,000
   Onondaga County IDA Civic Facility RB (Crouse
      Health Hospital Project) Series 2003A DN (M&T
      Bank Corp. LOC) (VMIG-1)
      1.90%(b)                                                 02/07/05      3,000       3,000,000
   Onondaga County IDA Civic Facility RB (YMCA
      Greater Syracuse Project) Series 2003A DN
      (HSBC Bank LOC)
      1.92%(b)                                                 02/07/05    $ 4,000     $ 4,000,000
   Port Authority of New York & New Jersey RB
      (ABN-AMRO Munitops Trust Certificates) Series
      2000-19 DN (MBIA Insurance, ABN-AMRO Bank
      N.V. SBPA) (VMIG-1, F-1+)
      1.86%(b)                                                 02/07/05      6,670       6,670,000
   Putnam County GO Series 2005 TAN
      3.25%                                                    12/14/05      3,000       3,030,370
   Rensselaer County Civic Facilities IDRB (The Sage
      Colleges Project) Series 2002A DN (M&T Bank
      Corp. LOC) (VMIG-1)
      1.90%(b)                                                 02/07/05      2,900       2,900,000
   Rockland County IDRB (Northern Manor Multicare
      Project) Series 2002 DN (M&T Bank Corp. LOC)
      (VMIG-1)
      1.92%(b)                                                 02/07/05      5,160       5,160,000
   Scarsdale Union Free School District GO Series
      2004 TAN
      3.00%                                                    06/29/05      4,100       4,124,560
   Schenectady County IDA Civic Facility RB
      (Sunnyview Project) Series 2003B DN (KeyBank
      N.A. LOC) (VMIG-1)
      1.87%(b)                                                 02/07/05      2,390       2,390,000
   Sullivan County GO Series 2004 BAN
      2.75%                                                    09/09/05      2,000       2,013,043
      3.00%                                                    09/09/05      2,000       2,016,009
   Syosset Central School District GO Series 2004 TAN
      3.00%                                                    06/29/05      4,000       4,022,666
   Syracuse RB Series 2004C RAN (Bank of New York
      LOC) (MIG-1)
      2.75%                                                    06/30/05      3,000       3,014,470
   Syracuse RB Series 2004E RAN (Depfa Bank LOC)
      (MIG-1)
      3.00%                                                    06/30/05      2,000       2,009,569
   Tompkins County IDA Civic Facility RB (Ithaca
      College Project) Series 2004 DN (XLCA Insurance,
      Bank of America N.A. SBPA) (VMIG-1)
      1.84%(b)                                                 02/07/05      3,000       3,000,000
   Triborough Bridge & Tunnel Authority RB
      (ABN-AMRO Munitops Trust Certificates) Series
      2002-14 DN (AMBAC Insurance, ABN-AMRO
      Bank N.V. SBPA) (VMIG-1)
      1.86%(b)                                                 02/07/05      4,240       4,240,000
   Triborough Bridge & Tunnel Authority RB (Bear
      Stearns Municipal Trust Certificates) Series
      2002-210 DN (Bear Stearns Liquidity Facility)
      (A-1+)
      1.85%(b)(c)                                              02/07/05     17,700      17,700,000
   Triborough Bridge & Tunnel Authority RB (Citibank
      Eagle Trust Receipts) Series 2003A DN (FGIC
      Insurance, Citibank Liquidity Facility) (A-1+)
      1.86%(b)                                                 02/07/05      2,000       2,000,000
   Triborough Bridge & Tunnel Authority RB (Morgan
      Stanley Trust Receipts) Series 2004-922 DN
      (Morgan Stanley Liquidity Facility) (F-1+)
      1.86%(b)                                                 02/07/05      4,200       4,200,000
   Triborough Bridge & Tunnel Authority Special
      Obligation RB Series 2000C DN (FSA Insurance)
      (A-1+, VMIG-1)
      1.82%(b)                                                 02/07/05        490         490,000
   Union Springs Central School District GO Series
      2004 BAN
      2.50%                                                    06/30/05      1,265       1,269,331

                                       41

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF NET ASSETS
                        NEW YORK MONEY FUND (CONCLUDED)

JANUARY 31, 2005 (UNAUDITED)

                                                                             PAR
                                                               MATURITY     (000)         VALUE
                                                               --------   --------   --------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Wappinger GO Series 2004 BAN
      2.00%                                                    04/29/05    $3,000     $  3,005,683
   Westchester County IDA Civic Facility RB (Northern
      Westchester Hospital Association Project) Series
      2004 DN (Commerce Bank N.A. LOC) (VMIG-1)
      1.87%(b)                                                 02/03/05     2,500        2,500,000
                                                                                      ============
                                                                                       339,629,681
                                                                                      ------------
Puerto Rico - 4.3%
   Commonwealth of Puerto Rico Highway &
      Transportation Authority RB (Merrill Lynch
      P-Float Trust Receipts) Series 2002 PT-1052 DN
      (Merrill Lynch Capital Services Liquidity Facility)
      (A-1)
      1.87%(b)                                                 02/07/05     2,100        2,100,000
   Commonwealth of Puerto Rico RB Series 2004
      TRAN (SP-1+, MIG-1)
      3.00%                                                    07/29/05     1,825        1,836,897
   Puerto Rico Electric Power Authority RB Series
      1997 DN (Societe Generale LOC) (A-1+)
      1.82%(b)                                                 02/07/05     1,300        1,300,000
   Puerto Rico Public Financing Corp. RB Series
      2004-911 DN (CIFG-TCRS Credit Support, Morgan
      Stanley Group Liquidity Facility) (AAA, F-1+)
      1.86%(b)                                                 02/07/05     4,797        4,797,000
   Puerto Rico Public Financing Corp. RB Series 2004
      DN (Citibank Liquidity Facility) (A-1+)
      1.85%(b)                                                 02/07/05     5,195        5,195,000
                                                                                      ============
                                                                                        15,228,897
                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES - 99.7%
   (Cost $354,858,578(a))                       354,858,578
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%      1,035,576
                                               ------------
NET ASSETS - 100.0%                            $355,894,154
                                               ============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of January 31, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January
     31, 2005, the Fund held 5.0% of its net assets, with a current market value of $17,700,000, in securities restricted as to resale.

                                       42

                                BLACKROCK FUNDS

                        Key to Investment Abbreviations

AMBAC   American Municipal Bond Assurance Corp.
AMT     Alternative Minimum Tax
BAN     Bond Anticipation Note
CDC     CDC Funding Group
CIFG    Financial Guaranty N.A., Inc.
COP     Certificates of Participation
DN      Demand Note (Variable Rate)
FGIC    Financial Guaranty Insurance Co.
FSA     Financial Security Assurance
GIC     Guaranteed Insurance Contract
GO      General Obligation
IDA     Industrial Development Authority
IDRB    Industrial Development Revenue Bond
LOC     Letter of Credit
MB      Municipal Bond
MBIA    Municipal Bond Insurance Association
PCRB    Pollution Control Revenue Bond
RAN     Revenue Anticipation Note
RB      Revenue Bond
ROC     Reset Option Certificate
SBPA    Stand-by Bond Purchase Agreement
TAN     Tax Anticipation Note
TCRS    Transferable Custodial Receipts
TECP    Tax-Exempt Commercial Paper
TRAN    Tax and Revenue Anticipation Note
XCLA    XL Capital Assurance

The ratings provided by Moody's Investors Service, Inc. and Standard & Poor's
Ratings Service of the investments in the various Funds are believed to be the most recent ratings available at January 31, 2005.

                                       43

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Liquidity Funds

By (Signature and Title)*

/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer)

Date March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President (principal executive officer)

Date March 31, 2005

By (Signature and Title)*
/s/ Paul L. Audet
Paul L. Audet, Treasurer (principal financial officer)

Date March 31, 2005
*	Print the name and title of each signing officer under his or her signature.